                                       1933 Act File No. 333-49491
                                                             ------------------



                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-14

                             REGISTRATION STATEMENT
                        UNDER THE SECURITIES ACT OF 1933


         Pre-Effective Amendment No. 1  .................................... X
                                    ---                                     ---
         Post-Effective Amendment No.      .................................
                                     ---                                    ---

                              FOUNTAIN SQUARE FUNDS
               (Exact Name of Registrant as Specified in Charter)

                  3435 Stelzer Road, Columbus, Ohio 43219-3035
                    (Address of Principal Executive Offices)

                                 (614) 470-8000
                         (Registrant's Telephone Number)

                                         Copy to:

Joseph B. Hemker, Esq.                   Melanie Mayo West, Esq.
Howard & Howard Attorneys, P.C.          Hertz, Schram & Saretsky, P.C.
100 Portage Road, Suite 200              1760 S. Telegraph Road, Suite 300
Kalamazoo, Michigan  49007               Bloomfield Hills, Michigan  48302-01831

(Name and Address of Agent for Service)








Approximate Date of Proposed Public Offering: as soon as practicable after the effective date of this Registration Statement.

Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effectiveness until Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, as amended, or until this Registration Statement shall become effective on such date as the Commission, acting pursuant to such Section 8(a), shall determine.

Title of Securities Being Registered: Shares of Beneficial Interest.

Registrant has filed with the Securities and Exchange Commission a declaration pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, and filed the Notice required by that Rule on September 25, 1997.

                              FOUNTAIN SQUARE FUNDS
                       REGISTRATION STATEMENT ON FORM N-14



                              CROSS-REFERENCE SHEET


PART A.  INFORMATION REQUIRED IN THE PROSPECTUS

ITEM NO.                                                   RULE 481(a) CROSS-REFERENCE
--------                                                   ---------------------------
1.       Beginning of Registration Statement and           Cross-Reference Sheet; Cover Page
         Outside Front Cover Page of Prospectus


2.       Beginning and Outside Back Cover Page of          Table of Contents
         Prospectus


3.       Fee Table, Synopsis Information and Risk          Comparative Fee Tables; Summary; Comparison of
         Factors                                           Investment Objectives, Investment Policies and Risk
                                                           Factors



4.       Information About the Transaction                 Information Relating to the Proposed Reorganization;
                                                           Other Comparative Information


5.       Information About the Registrant                  Other Comparative Information; Comparison of Investment
                                                           Objectives, Investment Policies and Risk Factors, Comparison
                                                           of Cardinal and FSF Investment Advisor and Other Service
                                                           Providers; Financial Statements; Incorporated by Reference
                                                           to Registrant's Annual Report dated July 31, 1998 (File No.
                                                           811-05669).




6.       Information About the Company Being               Other Comparative Information; Comparison of
         Acquired                                          Investment Objectives, Investment Policies and Risk
                                                           Factors, Comparison of Cardinal and FSF Investment
                                                           Advisor and Other Service Providers; Financial
                                                           Statements



7.       Voting Information                                Summary; Information Relating to Voting Matters


8.       Interest of Certain Persons and Experts           Corporation of Cardinal and FSF Investment Advisor
                                                           and Other Service Providers


9.       Additional Information                            Not Applicable


PART B.  INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

10.      Cover Page                                        Cover Page


11.      Table of Contents                                 Table of Contents



12.      Additional Information About the Registrant       Incorporated by Reference to Registrant's Statement of Additional
                                                           Information dated September 30, 1997, as supplemented,
                                                           November 30, 1997, as supplemented and May 20, 1998, as
                                                           supplemented. (File No. 33-24848)




13.      Additional Information About the Company          Incorporated by Reference to Cardinal's Statement of
         Being Acquired                                    Additional Information dated January 30, 1998, as
                                                           supplemented.  (File No. 33-59984).



14.      Financial Statements                              Financial Statements

                               THE CARDINAL GROUP
                              155 EAST BROAD STREET
                              COLUMBUS, OHIO 43215


                                  May 27, 1998



Dear Cardinal Shareholder:

On behalf of the Board of Trustees of The Cardinal Group ("Cardinal"), we are pleased to invite you to a special meeting of shareholders on July 10, 1998 (the "Special Meeting"), that has been called to consider matters that are important to you. At the Special Meeting, you will be asked to consider a proposed reorganization of the six Cardinal Funds (the "Cardinal Funds") into six corresponding funds (the "Fountain Square Funds") of Fountain Square Funds ("FSF").


        As a result of the proposed merger of a subsidiary of Fifth Third Bancorp, the parent company of FSF's investment advisor Fifth Third Bank ("Fifth Third") and The Ohio Company, the parent company of Cardinal's investment advisor Cardinal Management Corp. ("CMC"), representatives of Fifth Third and The Ohio Company recommended to the Board of Trustees of Cardinal that the Trustees consider and approve combining the Cardinal Funds with the Fountain Square Funds. This recommendation was made because Fifth Third and CMC believed that combining the Cardinal Funds and the Fountain Square Funds would offer a number of potential benefits to the shareholders of the two mutual fund groups.


CARDINAL'S BOARD OF TRUSTEES UNANIMOUSLY RECOMMENDS THAT YOU VOTE TO APPROVE THE PROPOSED REORGANIZATION.


Background. It is currently anticipated that on or about June 5, 1998, Fifth Third M Corp. will merge with The Ohio Company ("The Ohio Company merger"). By law, this merger will result in the automatic termination of Cardinal's then current investment advisory agreement with CMC. At a special meeting of shareholders held on March 20, 1998, Cardinal shareholders approved a new investment advisory agreement with CMC effective upon the close of The Ohio Company merger.

At the upcoming Special Meeting, you will be asked to approve a reorganization of each of your Cardinal Funds into corresponding Fountain Square Funds. Each Fountain Square Fund is a series of FSF, an open-end management investment company advised by Fifth Third. If all approvals are obtained, the Cardinal Funds are expected to be reorganized into the corresponding Fountain Square Funds on or about July 13, 1998, when shares of your Cardinal Funds, in effect, will be exchanged for shares of the corresponding Fountain Square Funds of equal value. The reorganization that you are being asked to approve should benefit shareholders by:



         o facilitating investment management, administration and marketing by combining the Cardinal Funds and the Fountain Square Funds;

         o improving efficiency, including the potential for economies of scale;

         o         eliminating duplicative costs; and

         o making available to shareholders a greater number of investment portfolio options.

In considering these matters, you should note:

o        SIMILAR OBJECTIVES AND POLICIES

         Two of the six Cardinal Funds will be reorganized into new Fountain Square Funds which have been created for purposes of the fund reorganization, and the remaining four Cardinal Funds will be reorganized into existing Fountain Square Funds. The objectives and policies of each of the Fountain Square Funds are generally similar to those of its corresponding Cardinal Fund. There are some differences, however, which are discussed in the enclosed Combined Proxy Statement/Prospectus, and you should consider these differences carefully.

o        SIMILAR ACCESS ARRANGEMENTS


         You will enjoy access to the Fountain Square Funds through distribution and shareholder servicing arrangements that are substantially similar to Cardinal's current arrangements. To continue check writing access to Money Market Fund balances, shareholders must establish a One Account Advantage account with Fifth Third Securities.


o        SAME VALUE OF SHARES


         The total net asset value of the Fountain Square Fund shares that you receive in the reorganization will be the same as the total net asset value of the Cardinal Fund shares that you hold immediately before the reorganization.


o        EQUAL OR BETTER OPERATING EXPENSE RATIOS


         The annual fund operating expense ratios (after waivers) for each of the corresponding Fountain Square Funds after the reorganization are expected to be equal to or less than the current annual fund operating expense ratios of your Cardinal Fund through at least July 13, 2000.


The formal Notice of Special Meeting, a Combined Proxy Statement/Prospectus and a Proxy Card are enclosed. If you own shares in more than one Cardinal Fund, more than one Proxy Card accompanies these proxy materials.

YOUR VOTE IS VERY IMPORTANT TO US. WHETHER OR NOT YOU PLAN TO ATTEND THE SPECIAL MEETING, PLEASE MARK, SIGN, DATE AND RETURN THE ENCLOSED PROXY CARD(S) PROMPTLY.

The proposed reorganization and the reasons for the Cardinal Board of Trustees' recommendation are discussed in detail in the enclosed materials, which you should read carefully. If you have any questions about the reorganization, please do not hesitate to call The Cardinal Group toll-free at (800) 282-9446.


                                            Very truly yours,



                                            /s/ Frank W. Siegel
                                            Frank W. Siegel
                                            President

                               THE CARDINAL GROUP


                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                           To be held on July 10, 1998

Dear Cardinal Shareholder:


         NOTICE IS HEREBY GIVEN THAT a Special Meeting of the Shareholders of The Cardinal Fund, Cardinal Aggressive Growth Fund, Cardinal Balanced Fund, Cardinal Government Obligations Fund, Cardinal Government Securities Money Market Fund and Cardinal Tax Exempt Money Market Fund (each a "Cardinal Fund"), series of The Cardinal Group ("Cardinal") will be held at the National City Board Room, Third Floor, 155 East Broad Street, Columbus, Ohio on July 10, 1998, at 9:00 a.m. Eastern Time for the following purposes:


         ITEM 1.  With respect to each Cardinal Fund:


                  To consider and act upon a proposal to approve or disapprove an Agreement and Plan of Reorganization and Liquidation (the "Reorganization Agreement") and the transactions contemplated thereby, including the transfer of all of the assets and known liabilities of each Cardinal Fund to a corresponding investment portfolio of Fountain Square Funds ("FSF") in exchange for shares of designated classes of the corresponding Fountain Square Fund.


         ITEM 2.  With respect to each Cardinal Fund:

                  To transact such other business as may properly come before the Special Meeting or any adjournment(s) thereof.

         The proposed reorganization and related matters are described in the attached Combined Proxy Statement/Prospectus. Appendix A to the Combined Proxy Statement/Prospectus is a copy of the Reorganization Agreement.


         Shareholders of record as of the close of business on May 12, 1998 are entitled to notice of, and to vote at, the Special Meeting or any adjournment(s) thereof.


         SHAREHOLDERS ARE REQUESTED TO EXECUTE AND RETURN PROMPTLY IN THE ENCLOSED ENVELOPE THE ACCOMPANYING PROXY CARD WHICH IS BEING SOLICITED BY CARDINAL'S BOARD OF TRUSTEES. THIS IS IMPORTANT TO ENSURE A QUORUM AT THE SPECIAL MEETING. PROXIES MAY BE REVOKED AT ANY TIME BEFORE THEY ARE EXERCISED BY SUBMITTING TO CARDINAL A WRITTEN NOTICE OF REVOCATION OR A SUBSEQUENTLY EXECUTED PROXY OR BY OTHERWISE GIVING NOTICE OF REVOCATION IN OPEN MEETING.


                                         /s/ Karen J. Hipsher

                                         Karen J. Hipsher
                                         Secretary

May 27, 1998

                       COMBINED PROXY STATEMENT/PROSPECTUS


                              DATED MAY 27, 1998



                               THE CARDINAL GROUP
                              155 East Broad Street
                              Columbus, Ohio 43215
                        Telephone Number: (800) 282-9446


                              FOUNTAIN SQUARE FUNDS
                            38 Fountain Square Plaza
                                Mail Drop: 1090Q6
                             Cincinnati, Ohio 45263
                        Telephone Number: (888) 799-5353


         This Combined Proxy Statement/Prospectus is furnished in connection with the solicitation of proxies by the Board of Trustees of The Cardinal Group ("Cardinal") in connection with a Special Meeting of Shareholders (the "Special Meeting") of The Cardinal Fund, Cardinal Aggressive Growth Fund, Cardinal Balanced Fund, Cardinal Government Obligations Fund, Cardinal Government Securities Money Market Fund and Cardinal Tax Exempt Money Market Fund (each a "Cardinal Fund") to be held on July 10, 1998, at 9:00 a.m. Eastern Time at the National City Board Room, Third Floor, 155 East Broad Street, Columbus Ohio. At the Special Meeting, shareholders will be asked to consider and approve a proposed Agreement and Plan of Reorganization and Liquidation dated as of April 27, 1998 (the "Reorganization Agreement") by and between Cardinal, Cardinal Management Corp. ("CMC"), Fifth Third Bank ("Fifth Third") and Fountain Square Funds ("FSF"). Appendix A to the Combined Proxy Statement/Prospectus is a copy of the Reorganization Agreement.

         Cardinal and FSF are both open-end management investment companies registered under the Investment Company Act of 1940, as amended (the "1940 Act"). CMC currently provides investment advisory services to Cardinal. Fifth Third provides investment advisory services to FSF. In reviewing the proposed reorganization (the "Reorganization"), the Cardinal Board of Trustees considered the pending acquisition by a subsidiary of Fifth Third Bancorp of The Ohio Company, CMC's parent corporation; the effect of such acquisition on Cardinal; the recommendation of CMC and Fifth Third with respect to the proposed consolidation of Cardinal and FSF; the fact that the Reorganization would constitute a tax-free reorganization; the fact that the interests of shareholders would not be diluted as a result of the Reorganization; the portfolio managers, performance records and estimated expense ratios of the Fountain Square Funds; and other factors.


         The Reorganization Agreement provides for the transfer of all of the assets and stated liabilities of each Cardinal Fund to a corresponding investment portfolio of FSF (each a "Fountain Square Fund" and collectively the "Fountain Square Funds") in exchange for shares of comparable classes of the Fountain Square Funds having equal value. As a result of the Reorganization, shareholders of the Cardinal Funds will become shareholders of the Fountain Square Funds as follows:

CARDINAL FUNDS                                                FOUNTAIN SQUARE FUNDS
--------------                                                ---------------------
The Cardinal Fund                                             Fountain Square Cardinal Fund*
Cardinal Aggressive Growth Fund                               Fountain Square Mid Cap Fund
Cardinal Balanced Fund                                        Fountain Square Balanced Fund
Cardinal Government Obligations Fund                          Fountain Square Bond Fund For Income
Cardinal Government Securities Money Market Fund              Fountain Square Government Cash Reserves Fund
Cardinal Tax Exempt Money Market Fund                         Fountain Square Tax Exempt Money Market Fund*

*Fountain Square Cardinal Fund and Fountain Square Tax Exempt Money Market Fund have been organized to facilitate the Reorganization and have not commenced operations.

See "Information Relating to the Proposed Reorganization" for a discussion of each Cardinal Fund and the corresponding Fountain Square Fund into which it will be reorganized.

         This Combined Proxy Statement/Prospectus sets forth concisely the information that a shareholder of Cardinal should know before voting on the Reorganization Agreement (and related transactions), and should be retained for future reference.


         For shareholders of the Cardinal Funds who will receive Investment A Shares of Fountain Square Bond Fund For Income, Fountain Square Mid Cap Fund and Fountain Square Balanced Fund as part of the Reorganization, this Combined Proxy Statement/Prospectus is accompanied by applicable excerpts from FSF's Annual Report to Shareholders dated July 31, 1997, applicable excerpts from FSF's Semi-Annual Report to Shareholders dated January 31, 1998 and the Prospectus dated November 30, 1997, as supplemented through the date hereof, relating to Investment A Shares of each of these Fountain Square Funds. For shareholders of Cardinal Government Securities Money Market Fund who will receive Investment A Shares or Institutional Shares of Fountain Square Government Cash Reserves Fund as part of the Reorganization, this Combined Proxy Statement/Prospectus is accompanied by the Prospectus dated September 30, 1997, as supplemented through the date hereof, relating to Investment A Shares (also known as Investment Shares) and Institutional Shares (formerly known as Trust Shares) of Fountain Square Government Cash Reserves Fund. Fountain Square Bond Fund For Income, Fountain Square Mid Cap Fund, Fountain Square Balanced Fund and Fountain Square Government Cash Reserves Fund are collectively referred to as the ("Operating Fountain Square Funds.")

         For shareholders of the Cardinal Funds who will receive Investment A Shares of Fountain Square Cardinal Fund and Fountain Square Tax Exempt Money Market Fund (the "New Fountain Square Funds"), as part of the Reorganization, this Combined Proxy Statement/Prospectus is accompanied by one or more applicable Prospectuses dated May 20, 1998, as supplemented through the date hereof, relating to Investment A Shares of each of the New Fountain Square Funds.

         For shareholders of the Cardinal Funds who will receive Institutional Shares of any of the Fountain Square Funds, except Fountain Square Government Cash Reserves Fund as part of the Reorganization, this Combined Proxy Statement/Prospectus is accompanied by one or more Prospectuses dated May 20, 1998, as supplemented through the date hereof, relating to Institutional Shares of the Fountain Square Funds.


         Additional information relating to this Combined Proxy Statement/Prospectus is set forth in the Statement of Additional Information, dated the date hereof, which is incorporated herein by reference, and in the Prospectuses and Statement of Additional Information dated January 30, 1998, as supplemented through the date hereof, for the Cardinal Funds. Each of these documents is on file with the Securities and Exchange Commission (the "SEC"), and is available without charge by writing or calling either Cardinal or FSF at the respective addresses or telephone numbers indicated above. The information contained in each of the Fountain Square Funds Prospectuses and Prospectuses for the Cardinal Funds is incorporated herein by reference.

         This Combined Proxy Statement/Prospectus is Cardinal's proxy statement for the Special Meeting, and FSF's Prospectus for the shares of the Fountain Square Funds that have been registered with the SEC and are to be issued in connection with the Reorganization.


         This Combined Proxy Statement/Prospectus is expected to first be sent to Cardinal shareholders on or about May 27, 1998.


THE SECURITIES OF FSF HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS COMBINED PROXY STATEMENT/PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

NO PERSON HAS BEEN AUTHORIZED TO GIVEN ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS COMBINED PROXY
STATEMENT/PROSPECTUS AND IN THE MATERIALS EXPRESSLY INCORPORATED HEREIN BY REFERENCE AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY CARDINAL OR FSF.

SHARES OF FSF ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, FIFTH THIRD BANK OR ANY OF ITS AFFILIATES. SHARES OF FSF ARE NOT FEDERALLY INSURED BY, GUARANTEED BY, OR OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENT RETURN AND PRINCIPAL VALUE WILL VARY AS A RESULT OF MARKET CONDITIONS OR OTHER FACTORS SO THAT SHARES OF THE FSF, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. AN INVESTMENT IN FSF INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

AN INVESTMENT IN ANY OF THE MONEY MARKET FUNDS IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT AND THERE CAN BE NO ASSURANCE THAT ANY SUCH FUNDS WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

                                TABLE OF CONTENTS

                                                                                                       PAGE
                                                                                                       ----
SUMMARY................................................................................................  1
         Proposed Reorganization.......................................................................  1
         Reasons for the Reorganization................................................................  1
         Federal Income Tax Consequences...............................................................  1
         Comparison of Shareholder Transactions and Services...........................................  2
         Voting Information............................................................................  2
         Risk Factors..................................................................................  3

COMPARISON OF CARDINAL AND FSF INVESTMENT ADVISOR
AND OTHER SERVICE PROVIDERS............................................................................  3
         The Cardinal Funds............................................................................  3
         Fountain Square Funds.........................................................................  4

COMPARATIVE FEE TABLES.................................................................................  6
         Comparative Fee Tables - Non-Money Market Funds...............................................  6
         Comparative Fee Tables - Money Market Funds (Retail Investors)................................ 13
         Comparative Fee Tables - Money Market Funds (Institutional Investors)......................... 15
         Expense Ratios - Cardinal Funds............................................................... 17
         Expense Ratios - Fountain Square Funds........................................................ 17

INFORMATION RELATING TO THE PROPOSED REORGANIZATION.................................................... 20
         Description of the Reorganization Agreement................................................... 20
         Capitalization................................................................................ 22
         Federal Income Tax Consequences............................................................... 26

COMPARISON OF INVESTMENT OBJECTIVES, INVESTMENT POLICIES AND RISK
FACTORS................................................................................................ 26
         The Cardinal Fund and Fountain Square Cardinal Fund........................................... 26
         Cardinal Aggressive Growth Fund and Fountain Square Mid Cap Fund.............................. 27
         Cardinal Balanced Fund and Fountain Square Balanced Fund...................................... 28
         Cardinal Government Obligations Fund and Fountain Square Bond Fund For Income................. 29
         Cardinal Government Securities Money Market Fund and Fountain Square Government Cash
           Reserves Fund............................................................................... 30
         Cardinal Tax Exempt Money Market Fund and Fountain Square Tax Exempt Money Market
           Fund........................................................................................ 31
         Risk Factors.................................................................................. 32

OTHER COMPARATIVE INFORMATION.......................................................................... 33
         Purchase and Redemption Information, Exchange Privileges, Distribution and Pricing............ 33
         Other Information............................................................................. 36

INFORMATION RELATING TO VOTING MATTERS................................................................. 37
         General Information........................................................................... 37
         Shareholder and Board Approvals............................................................... 38
         Appraisal Rights.............................................................................. 40
         Quorum........................................................................................ 40



         Annual Meetings............................................................................... 40

ADDITIONAL INFORMATION ABOUT FSF....................................................................... 41

ADDITIONAL INFORMATION ABOUT CARDINAL.................................................................. 42

LITIGATION............................................................................................. 42

FINANCIAL STATEMENTS................................................................................... 42

OTHER BUSINESS......................................................................................... 43

SHAREHOLDER INQUIRIES.................................................................................. 43


                                     SUMMARY

         The following is a summary of certain information relating to the proposed Reorganization, the parties thereto and the related transactions, and is qualified by reference to the more complete information contained elsewhere in this Combined Proxy Statement/Prospectus, the Prospectuses and Statements of Additional Information of Cardinal and FSF, and the Reorganization Agreement attached to this Combined Proxy Statement/Prospectus as Appendix A. Cardinal's Annual Report to Shareholders may be obtained free of charge by calling or writing Cardinal.


         PROPOSED REORGANIZATION. The Reorganization Agreement provides for: (i) the transfer of all of the assets and stated liabilities of each Cardinal Fund to a corresponding Fountain Square Fund in exchange for shares of comparable classes of the corresponding Fountain Square Fund; and (ii) the distribution of Fountain Square Fund shares so received to the shareholders of the Cardinal Funds in liquidation of the Cardinal Funds. The Reorganization is subject to a number of conditions with respect to each Cardinal Fund, including shareholder approval and receipt of an exemptive order from the Securities and Exchange Commission (the "SEC"). Following the Reorganization, Cardinal will wind up its affairs and deregister as an investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). Based upon their evaluation of the relevant information presented to them, and in light of their fiduciary duties under federal and state law, Cardinal's and FSF's Boards, including their members who are not "interested persons" within the meaning of the 1940 Act, have determined that the proposed Reorganization is in the best interests of Cardinal's and FSF's shareholders, respectively, and that the interests of existing shareholders of Cardinal and FSF, respectively, will not be diluted as a result of such Reorganization.


         The Reorganization Agreement may be terminated at any time prior to the closing of the Reorganization (a) by mutual written consent of Cardinal and FSF or (b) by either Cardinal or FSF if either Board of Trustees determines that proceeding with the Reorganization is not in the best interests of its shareholders.


         REASONS FOR THE REORGANIZATION. The primary reason for the Reorganization is the pending acquisition of The Ohio Company, CMC's parent corporation, by a subsidiary of Fifth Third Bancorp, Fifth Third's parent corporation. In light of this acquisition, Fifth Third and The Ohio Company have recommended that each of the Cardinal Funds be reorganized as described in this Combined Proxy Statement/Prospectus shortly after the proposed acquisition of The Ohio Company. In recognition of the fact that the Reorganization will be tax-free and will not dilute the interests of Cardinal shareholders and for other reasons more fully described herein, the Board of Trustees of Cardinal has unanimously approved the Reorganization Agreement and has recommended its approval to shareholders.


         FEDERAL INCOME TAX CONSEQUENCES. Shareholders of the Cardinal Funds will recognize no gain or loss for federal income tax purposes on their receipt of shares of the Fountain Square Funds and shareholders of the Fountain Square Funds will have no tax consequences from the Reorganization. The Cardinal Funds will incur no federal tax liability as a result of the Reorganization, and the Fountain Square Funds will recognize no gain or loss for federal tax purposes on their issuance of shares in the Reorganization. See "Information Relating to the Proposed Reorganization - Federal Income Tax Consequences."

         OVERVIEW OF THE CARDINAL FUNDS AND THE FOUNTAIN SQUARE FUNDS. There are no material differences between the investment objectives and policies of The Cardinal Fund and Cardinal Tax Exempt Money Market Fund and the corresponding New Fountain Square Funds. The investment objectives and policies of the remaining Cardinal Funds are generally similar to those of the Operating Fountain Square Funds.

         Additional information is provided below under "Comparison of Investment Objectives, Investment Policies and Risk Factors" and in the Cardinal and FSF Prospectuses, which are incorporated herein by reference, relating to the similarities and differences between the investment objectives and policies of the Cardinal Funds and their corresponding Fountain Square Funds.

         As discussed more fully below under "Comparison of Cardinal and FSF - Investment Advisor and Other Service Providers," Fifth Third currently serves as the investment advisor to each of the Operating Fountain Square Funds, and will serve as the investment advisor to the New Fountain Square Funds. In all cases, the overall expense ratios of the Fountain Square Funds, after waivers, are expected to be equal to or less than the overall expense ratios of the corresponding Cardinal Funds. In addition, in this regard, Fifth Third and FSF have agreed that for a period of two years after the Closing Date, FSF will not enter into, participate in, or pay compensation in connection with any arrangement that facilitates or is intended to facilitate the payment of direct or indirect compensation to Fifth Third, CMC or any interested person of either of them, or increase compensation payable to Fifth Third, CMC or any interested person of either of them which results in an increase in the expense ratios of any of the Fountain Square Funds described in the pro forma combined fee tables (net of fee waivers) in this Combined Proxy Statement/Prospectus. In addition, FSF and Fifth Third have represented to Cardinal's Board of Trustees that the expense ratios for the Fountain Square Funds will not exceed those set forth in such pro forma combined fee tables for a period of two years after the Closing Date. Cardinal and FSF have different administrators, distributors, transfer agents, independent public accountants and trustees.

         Each of the Fountain Square Funds will issue Investment A Shares and Institutional Shares in connection with the Reorganization. Each of Fountain Square Cardinal Fund, Fountain Square Mid Cap Fund, Fountain Square Balanced Fund and Fountain Square Bond Fund For Income (the "Fountain Square Non-Money Market Funds") also offer Investment C Shares. Investment A Shares of the Fountain Square Funds are sold to the general public and are subject to front-end sales charges and Rule 12b-1 fees. Investment C Shares are sold at net asset value, but are subject to a contingent deferred sales charge if sold within one year after purchase. In addition, Investment C Shares are subject to higher Rule 12b-1 fees than Investment A Shares. Institutional Shares are offered only to clients of Fifth Third Bank who make purchases through Fifth Third's Trust Department, certain qualified employee benefit plans, and broker-dealers, investment advisors, financial planners and other financial institutions who place trades for their own accounts or the accounts of their clients for a management, consulting or other fee. Such shares are offered at net asset value without any front-end or contingent deferred sales charge and are not subject to any Rule 12b-1 fees. Each of The Cardinal Fund, Cardinal Aggressive Growth Fund, Cardinal Balanced Fund and Cardinal Government Obligations Fund (the "Cardinal Non-Money Market Funds") offers Investor Shares and Institutional Shares. Investor Shares of the Cardinal Funds are similar to Investment A Shares of the Fountain Square Funds. Such shares are offered at net asset value, subject to a front-end sales charge and Rule 12b-1 fees. Institutional Shares of the Cardinal Funds are similar to Institutional Shares of the Fountain Square Funds, except that Institutional Shares of the Cardinal Funds are subject to administrative services fees and Institutional Shares of the Fountain Square Funds are not.


         COMPARISON OF SHAREHOLDER TRANSACTIONS AND SERVICES. With certain exceptions, the purchase, redemption, dividend, exchange and other policies and procedures for the Fountain Square Funds and the Cardinal Funds are generally similar. None of the Fountain Square Funds offers a check-writing redemption feature, although investors may participate in the One Account Advantage program at Fifth Third which permits check writing against Fountain Square Money Market Fund balances.


         VOTING INFORMATION. Only shareholders of record of the Cardinal Funds at the close of business on May 12, 1998 will be entitled to notice of and to vote at the Special Meeting or any adjournments thereof. Each dollar of value invested in the Cardinal Funds or fraction of a dollar invested as of the close of business on the record date is entitled to one vote or fraction thereof and all shares will vote separately by Fund (but not by class). Shares represented by a properly executed proxy will be voted in accordance with the specified instructions, or if no specification is made, the persons named as proxies will vote in favor of each proposal set forth in the Notice of Meeting. Shares represented by proxies, unless previously revoked, will be voted at the Special Meeting in accordance with the instructions of the shareholders. If no instructions are given, the proxies will be voted in favor of the proposal. To revoke a proxy, the shareholder giving such proxy must either submit to Cardinal a subsequently dated proxy, deliver to Cardinal a written notice of revocation or otherwise give notice of revocation in open meeting, in all cases prior to the exercise of the authority granted in the proxy. For additional information, including a description of the shareholder vote required for approval of the Reorganization Agreement and related transactions, see "Information Relating to Voting Matters."

         RISK FACTORS. Because of the similarities of the investment objectives, policies and restrictions of the Cardinal Funds and their corresponding Fountain Square Funds, an investment in a Fountain Square Fund involves risks that are similar to those of the corresponding Cardinal Fund. In the case of Fountain Square Cardinal Fund and Fountain Square Mid Cap Fund, the investment risks, in general, are those typically associated with investing in a portfolio of common stocks. In the case of Fountain Square Bond Fund For Income, the investment risks, in general, are those typically associated with investing in a portfolio of investment grade fixed income securities, including corporate debt obligations. Funds which invest in corporate debt obligations involve credit risks which are greater than investments in funds such as Cardinal Government Obligations Fund which limits its investments to U.S. government securities. In the case of Fountain Square Balanced Fund, the investment risks are those typically associated with investing in a portfolio of both common stocks and investment grade fixed income securities. Finally, with respect to Fountain Square Government Cash Reserves Fund and Fountain Square Tax Exempt Money Market Fund, the investment risks, in general, are those typically associated with investing in a portfolio of high quality money market instruments. In addition, these Money Market Funds attempt to maintain a stable net asset value of $1.00, although there is no assurance that they will be able to do so. See "Comparison of Investment Objectives, Investment Policies and Risk Factors."


                         COMPARISON OF CARDINAL AND FSF
                 INVESTMENT ADVISOR AND OTHER SERVICE PROVIDERS

         THE CARDINAL FUNDS. CMC serves as investment advisor and manager of the Cardinal Funds and is entitled to receive advisory and management fees ("advisory fees") from the Cardinal Funds, computed and paid monthly, at the following annual rates, expressed as a percentage of average daily net assets:


                                                                        MAXIMUM                        ACTUAL
                                                                      ADVISORY FEE                  ADVISORY FEE
                                                                     (% OF AVERAGE                  IN YEAR ENDED
                      CARDINAL FUNDS                                DAILY NET WORTH)               SEPTEMBER 30, 1997
                      --------------                                ----------------               ---------------
The Cardinal Fund                                                        0.60%                          0.60%
Cardinal Aggressive Growth Fund                                          0.75%                          0.75%
Cardinal Balanced Fund                                                   0.75%                          0.75%
Cardinal Government Obligations Fund                                     0.50%                          0.50%
Cardinal Government Securities Money Market Fund                         0.50%                          0.50%
Cardinal Tax Exempt Money Market Fund                                    0.50%                          0.50%

         Pursuant to the Cardinal Investment Advisory and Management Agreement (the "Cardinal Advisory Agreement"), CMC conducts a continuous investment program, including investment research and management with respect to all securities and investments and cash equivalents in the Cardinal Funds. CMC provides these services in accordance with the Cardinal Funds' investment objectives, policies and restrictions. In addition, pursuant to the Cardinal Advisory Agreement, CMC is responsible for overall management of the Cardinal Funds' business affairs except those performed by Cardinal's custodian, transfer agent and fund accountant.


         Transfer agency services are provided to Cardinal by CMC. For services in its capacity as transfer agent, CMC receives an annual fee per shareholder account, computed daily and paid monthly, equal to $18 for The Cardinal Fund, Cardinal Aggressive Growth Fund and Cardinal Balanced Fund and $21 for Cardinal Government Obligations Fund, Cardinal Government Securities Money Market Fund and Cardinal Tax Exempt Money Market Fund, plus out-of-pocket expenses.


         Custodial services are provided to Cardinal by Fifth Third Bank, for which it receives a base fee for each Cardinal Fund, plus applicable transaction charges. Effective January 20, 1997, Fifth Third also began providing fund accounting services to each Cardinal Fund for a fee of 0.03% on the first $100 million of such Fund's average daily net assets, 0.02% on the next $100 million, and 0.01% on assets above $200 million. A minimum monthly charge of $2,500 for each Cardinal Fund applies, and there is a $7,000 surcharge for additional classes of shares.

         The Ohio Company, CMC's parent corporation, is the principal underwriter for Cardinal. Under the distribution agreement, The Ohio Company acts as the agent of Cardinal in connection with the offering of shares of each Cardinal Fund.

         Cardinal has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the "Cardinal 12b-1 Plan"). Under the Cardinal 12b-1 Plan, Investor Shares of The Cardinal Fund, Cardinal Aggressive Growth Fund, Cardinal Balanced Fund and Cardinal Government Obligation Fund bear the expense of distribution fees payable to The Ohio Company at an annual rate of up to 0.25% of the average daily net asset value of each Fund's outstanding Investor Shares to finance activities which are principally intended to result in the sale of such shares. The Cardinal 12b-1 Plan allows The Ohio Company to enter into agreements with broker-dealers and other financial institutions which provide shareholder services as agents for their customers who beneficially own Investor Shares of these Funds. Shareholder services provided by such financial institutions may include, without limitation: answering shareholder questions concerning the Cardinal Funds; providing information to shareholders on their investments in the Cardinal Funds; providing such personnel and communication equipment as is necessary and appropriate to accomplish such matters; and such other services as may reasonably be requested.

         The Cardinal 12b-1 Plan is a compensation type plan as opposed to a reimbursement type plan. Accordingly, payments by Investor Shares under the 12b-1 Plan are based on the expressed fee rather than on the specific amounts expended by The Ohio Company for shareholder services. The Ohio Company may be able to recover such amounts or may earn a profit from payments made by Investor Shares of these Cardinal Funds under the Cardinal 12b-1 Plan.


         Cardinal has also adopted an Administrative Services Plan (the "Cardinal Administrative Services Plan"), pursuant to which The Ohio Company receives an annual fee of up to 0.15% of the average net assets of the Institutional Shares of The Cardinal Fund, Cardinal Aggressive Growth Fund, Cardinal Balanced Fund and Cardinal Government Obligation Fund for which it provides shareholder administrative services. Other financial institutions may also receive fees under the Cardinal Administrative Services Plan.


         FOUNTAIN SQUARE FUNDS. Fifth Third, which is a wholly-owned subsidiary of Fifth Third Bancorp, a bank holding company organized under the laws of Ohio, serves as investment advisor to FSF and is entitled to receive advisory fees from FSF, computed daily and paid monthly, at the following annual rates:

                                                                                                       ACTUAL
                                                                        MAXIMUM                     ADVISORY FEE
                                                                      ADVISORY FEE                  IN YEAR ENDED
                                                                     (% OF AVERAGE                  JULY 31, 1997
                  FOUNTAIN SQUARE FUNDS                            DAILY NET ASSETS)               (AFTER WAIVERS)
                  ---------------------                            -----------------               ---------------
Fountain Square Cardinal Fund..............................              0.60%                          N/A*
Fountain Square Mid Cap Fund...............................              0.80%                          0.80%
Fountain Square Balanced Fund..............................              0.80%                          0.80%
Fountain Square Bond Fund for Income.......................              0.55%                          0.55%
Fountain Square Government Cash Reserves Fund..............              0.40%                          0.37%
Fountain Square Tax Exempt Money Market Fund...............              0.50%                          N/A*

* Fountain Square Cardinal Fund and Fountain Square Tax Exempt Money Market Fund have been organized to facilitate the Reorganization and have not commenced operations.

         Fifth Third serves as investment advisor to FSF pursuant to the FSF Advisory Contract which is similar in all material respects to the Cardinal Investment Advisory Agreement with CMC, except that administration services provided by Fifth Third to FSF are not covered by the FSF Advisory Contract, but are provided to FSF by BISYS Fund Services, L.P., as described below.

         Under the Cardinal Advisory Agreement, subject to the supervision of the Cardinal Trustees, CMC has the authority and discretion to select brokers and dealers to execute portfolio transactions for the Cardinal Funds. Similarly, subject to the supervision of the FSF Trustees, Fifth Third has the authority and discretion to select brokers and dealers to execute portfolio transactions for the Fountain Square Funds. The Cardinal Advisory Agreement obligates CMC to obtain prompt execution of orders in an effective manner at the most favorable price. Consistent with this obligation, when the execution and price offered by two or more brokers or dealers are comparable, CMC may, in its discretion, purchase and sell portfolio securities to and from brokers and dealers who provide CMC with research, advice and other services. The FSF Advisory Contract contains no similar provision, although FSF and Fifth Third believe that Fifth Third may, consistent with its fiduciary responsibility, purchase and sell portfolio securities to and from brokers and dealers who provide Fifth Third with research, advice and related services. In return for this research and analysis, Fifth Third may pay those brokers and dealers a higher commission or spread than may be charged by other brokers and dealers.


         See "Fountain Square Funds Information - Management of the Trust - Investment Advisor" in the FSF Prospectuses accompanying this Combined Proxy Statement/Prospectus, which are incorporated herein by reference, for additional information on FSF's Advisor.


         Administration services are provided to FSF by BISYS Fund Services, L.P. ("BISYS"), 3435 Stelzer Road, Columbus, Ohio 43219. For its services, BISYS is entitled to receive a fee, computed daily and paid monthly, at the annual rate of 0.20% of the first $1 billion of the combined average daily net assets of all funds offered by FSF, 0.18% of the next $1 billion of such combined average daily net assets, and 0.17% of such combined average daily net assets in excess of $2 billion.

         Pursuant to a separate agreement with BISYS, Fifth Third performs sub-administration services on behalf of each Fountain Square Fund, including providing certain administrative personnel and services necessary to operate the Fountain Square Fund, for which Fifth Third receives a fee from BISYS computed daily and paid periodically calculated at an annual rate of 0.025% of average daily net assets. Fifth Third also serves as custodian for the securities and cash of the Fountain Square Funds, transfer agent for the shares of the Fountain Square Funds, and dividend disbursing agent for the Fountain Square Funds. Finally, Fifth Third provides fund accounting services to each of the Fountain Square Funds. For each of these services, Fifth Third receives a base fee per Fund plus applicable transaction charges.

         BISYS also serves as FSF's principal underwriter for all Fountain Square Funds. Under the Distribution Agreement, BISYS may enter into dealer agreements on behalf of FSF in order to sell Investment A Shares of the Fountain Square Funds.


         FSF has also adopted a Distribution Plan pursuant to Rule 12b-1 of the 1940 Act (the "FSF 12b-1 Plan"). Under the FSF 12b-1 Plan, as amended, Investment A Shares of each Fountain Square Fund bear the expense of distribution fees payable to BISYS at an annual rate of up to 0.25% of the average daily net asset value of such Fund's outstanding Investment A Shares to finance activities which are principally intended to result in the sale of such shares. The FSF 12b-1 Plan allows BISYS, as distributor, to enter into agreements with broker-dealers and other financial institutions to provide shareholder services similar to those described with respect to the Cardinal 12b-1 Plan as well as distribution services.

         Like the Cardinal 12b-1 Plan, the FSF 12b-1 Plan is a compensation type plan as opposed to a reimbursement type plan. For the fiscal year ended July 31, 1997, FSF did not pay any fees to BISYS pursuant to the FSF 12b-1 Plan in connection with the sale of the Investment A Shares of any of the Fountain Square Funds. Beginning on or about July 13, 1998, each of the Fountain Square Funds, except Fountain Square Tax Exempt Money Market Fund, expects to pay to BISYS 0.25% of the average daily net asset value of its Investment A Shares. Fountain Square Tax Exempt Money Market Fund only expects to pay 0.07% of the average daily net asset value of its Investment A Shares.


         See "Fountain Square Funds Information" in the FSF Prospectuses accompanying this Combined Proxy/Prospectus, which are incorporated herein by reference, for additional information on FSF's service providers.

                             COMPARATIVE FEE TABLES


         COMPARATIVE FEE TABLES - NON-MONEY MARKET FUNDS. Set forth in the tables below is (i) information regarding the fees and expenses paid by The Cardinal Fund, Cardinal Aggressive Growth Fund, Cardinal Balanced Fund and Cardinal Government Obligations Fund and of each corresponding Fountain Square Fund which are expected to be incurred during the current fiscal year ending July 31, 1998 and (ii) pro forma information for each combined Fund assuming the Reorganization had taken place on September 30, 1997.


                     INFORMATION RELATING TO THE EXCHANGE OF
             INVESTOR SHARES OF THE CARDINAL NON-MONEY MARKET FUNDS
       FOR INVESTMENT A SHARES OF THE CORRESPONDING FOUNTAIN SQUARE FUNDS

              COMPARATIVE FEE TABLES FOR EACH NON-MONEY MARKET FUND

                                                                                     FOUNTAIN               PRO FORMA
                                                               CARDINAL               SQUARE                 COMBINED
                                                                FUNDS                  FUNDS                  FUNDS
                                                               INVESTOR            INVESTMENT A            INVESTMENT A
                                                                SHARES                SHARES                  SHARES
                                                                ------                ------                  ------
SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Load Imposed on Purchases................         4.50%                  4.50%                  4.50%
Maximum Sales Load Imposed on Reinvested
 Dividends (as a percentage of offering price).........          None                  None                    None
Contingent Deferred Sales Charge (as a percentage
 of original purchase price or redemption
 proceeds, as applicable)..............................          None                  None                    None
Redemption Fee (as a percentage of amount
 redeemed, if applicable)..............................          None                  None                    None
Exchange Fee...........................................          None                  None                    None


                                                                                     FOUNTAIN
                                                             THE CARDINAL             SQUARE                PRO FORMA
                                                                 FUND              CARDINAL FUND          COMBINED FUND
                                                               INVESTOR            INVESTMENT A            INVESTMENT A
                                                                SHARES                SHARES                  SHARES
                                                                ------                ------                  ------
ANNUAL FUND OPERATING EXPENSES
 (as a percentage of average net assets)
Management Fees........................................         0.60%                  0.60%                  0.60%
12b-1 Fees.............................................         0.25%                  0.25%                  0.25%
Other Expenses (after fee waivers)(1)..................         0.21%                  0.19%                  0.19%
                                                                -----                  -----                  -----
  Total Operating Expenses (after fee waivers)(2)......         1.06%                  1.04%                  1.04%
                                                                =====                  =====                  =====


(1) Other expenses for the Fountain Square Cardinal Fund and Pro Forma Combined Fund have been reduced to reflect the anticipated voluntary waiver of a portion of the administration fee. In the absence of such waiver, other expenses would be 0.29%.

(2) Total Investment A Shares Operating Expenses for the Fountain Square Cardinal Fund and Pro Forma Combined Fund would be 1.14%, absent the voluntary waiver of a portion of the administration fee. All expenses for the Fountain Square Cardinal Fund are based on estimates for such Fund.

EXAMPLE: An investor would pay the following expense on a $1,000 investment, assuming (1) 5% annual return, (2) redemption at the end of the following periods, and (3) payment of the maximum sales charge:


                                                                   1 YEAR          3 YEARS          5 YEARS         10 YEARS
                                                                   ------          -------          -------         --------
The Cardinal Fund - Investor Shares..........................       $55              $77             $101             $169
                                                                    ===              ===             ====             ====

Fountain Square Cardinal Fund - Investment A Shares..........       $55              $77             $100             $166
                                                                    ===              ===             ====             ====

Pro Forma Combined Fund - Investment A Shares................       $55              $77             $100             $166
                                                                    ===              ===             ====             ====

THE FOREGOING EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                                                               CARDINAL              FOUNTAIN
                                                              AGGRESSIVE              SQUARE                PRO FORMA
                                                             GROWTH FUND           MID CAP FUND           COMBINED FUND
                                                               INVESTOR            INVESTMENT A            INVESTMENT A
                                                                SHARES                SHARES                  SHARES
                                                                ------                ------                  ------
ANNUAL FUND OPERATING EXPENSES
 (as a percentage of average net assets)
Management Fees........................................         0.75%                  0.80%                  0.80%
12b-1 Fees.............................................         0.25%                  0.25%                  0.25%
Other Expenses (after fee waivers)(3)..................         0.86%                  0.20%                  0.20%
                                                                -----                  -----                  -----
  Total Operating Expenses (after fee waivers)(4)......         1.86%                  1.25%                  1.25%
                                                                =====                  =====                  =====


(3) Other expenses for the Fountain Square Mid Cap Fund and Pro Forma Combined Fund have been reduced to reflect the anticipated voluntary waiver of a portion of the administration fee. In the absence of such waiver, other expenses would be 0.27%.

(4) Total Investment A Shares Operating Expenses for the Fountain Square Mid Cap Fund and Pro Forma Combined Fund would be 1.32%, absent the voluntary waiver of a portion of the administration fee.

EXAMPLE: An investor would pay the following expense on a $1,000 investment, assuming (1) 5% annual return, (2) redemption at the end of the following periods, and (3) payment of the maximum sales charge:


                                                                   1 YEAR          3 YEARS          5 YEARS         10 YEARS
                                                                   ------          -------          -------         --------
Cardinal Aggressive Growth Fund - Investor Shares............       $63             $101             $141             $253
                                                                    ===             ====             ====             ====

Fountain Square Mid Cap Fund - Investment A Shares...........       $57              $83             $111             $189
                                                                    ===              ===             ====             ====

Pro Forma Combined Fund - Investment A Shares................       $57              $83             $111             $189
                                                                    ===              ===             ====             ====

THE FOREGOING EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


                                                                                      FOUNTAIN
                                                               CARDINAL                SQUARE               PRO FORMA
                                                             BALANCED FUND         BALANCED FUND          COMBINED FUND
                                                               INVESTOR             INVESTMENT A           INVESTMENT A
                                                                SHARES                 SHARES                 SHARES
                                                                ------                 ------                 ------
ANNUAL FUND OPERATING EXPENSES
 (as a percentage of average net assets)
Management Fees........................................          0.75%                 0.80%                  0.80%
12b-1 Fees.............................................          0.25%                 0.25%                  0.25%
Other Expenses (after fee waivers)(5)..................          0.44%                 0.20%                  0.20%
                                                                 -----                 -----                  -----
  Total Operating Expenses (after fee waivers)(6)......          1.44%                 1.25%                  1.25%
                                                                 =====                 =====                  =====


(5) Other expenses for the Fountain Square Balanced Fund and Pro Forma Combined Fund have been reduced to reflect the anticipated voluntary waiver of a portion of the administration fee. In the absence of such waiver, other expenses would be 0.29%.

(6) Total Investment A Shares Operating Expenses for the Fountain Square Balanced Fund and Pro Forma Combined Fund would be 1.34%, absent the voluntary waiver of a portion of the administration fee.

EXAMPLE: An investor would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return, (2) redemption at the end of the following periods, and (3) payment of the maximum sales charge:


                                                                       1 YEAR         3 YEARS        5 YEARS       10 YEARS
                                                                       ------         -------        -------       --------
Cardinal Balanced Fund - Investor Shares..........................       $59            $89           $120           $210
                                                                         ===            ===           ====           ====

Fountain Square Balanced Fund - Investment A Shares...............       $57            $83           $111           $189
                                                                         ===            ===           ====           ====

Pro Forma Combined Fund - Investment A Shares.....................       $57            $83           $111           $189
                                                                         ===            ===           ====           ====

THE FOREGOING EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                                                               CARDINAL               FOUNTAIN
                                                              GOVERNMENT               SQUARE
                                                             OBLIGATIONS             BOND FUND              PRO FORMA
                                                                 FUND                FOR INCOME           COMBINED FUND
                                                               INVESTOR             INVESTMENT A           INVESTMENT A
                                                                SHARES                 SHARES                 SHARES
                                                                ------                 ------                 ------
ANNUAL FUND OPERATING EXPENSES
 (as a percentage of average net assets)
Management Fees.......................................          0.50%                  0.55%                  0.55%
12b-1 Fees............................................          0.25%                  0.25%                  0.25%
Other Expenses (after fee waivers)(7).................          0.26%                  0.21%                  0.21%
                                                                -----                  -----                  -----
  Total Operating Expenses (after fee waivers)(8).....          1.01%                  1.01%                  1.01%
                                                                =====                  =====                  =====




(7) Other expenses for Investment A Shares of the Fountain Square Bond Fund For Income and Pro Forma Combined Fund have been reduced to reflect the anticipated voluntary waiver of a portion of the administration fee. In the absence of such waiver, other expenses would be 0.27%.

(8) Total Investment A Shares Operating Expenses for the Fountain Square Bond Fund For Income and Pro Forma Combined Fund would be 1.07%, absent the voluntary waiver of a portion of the administration fee.

EXAMPLE: An investor would pay the following expense on a $1,000 investment, assuming (1) 5% annual return, (2) redemption at the end of the following periods, and (3) payment of the maximum sales charge:


                                                                      1 YEAR         3 YEARS        5 YEARS       10 YEARS
                                                                      ------         -------        -------       --------
Cardinal Government Obligations Fund - Investor Shares                  $55            $76            $98           $163
                                                                        ===            ===            ===           ====

Fountain Square Bond Fund For Income Fund -
Investment A Shares..............................................       $55            $76            $98           $163
                                                                        ===            ===            ===           ====

Pro Forma Combined Fund - Investment A Shares....................       $55            $76            $98           $163
                                                                        ===            ===            ===           ====


THE FOREGOING EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                     INFORMATION RELATING TO THE EXCHANGE OF
           INSTITUTIONAL SHARES OF THE CARDINAL NON-MONEY MARKET FUNDS
       FOR INSTITUTIONAL SHARES OF THE CORRESPONDING FOUNTAIN SQUARE FUNDS

              COMPARATIVE FEE TABLES FOR EACH NON-MONEY MARKET FUND


                                                                                       FOUNTAIN              PRO FORMA
                                                                  CARDINAL              SQUARE               COMBINED
                                                                    FUNDS                FUNDS                 FUNDS
                                                                INSTITUTIONAL        INSTITUTIONAL         INSTITUTIONAL
                                                                   SHARES               SHARES                SHARES
                                                                   ------               ------                ------
SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Load Imposed on Purchases...................          None                 None                  None
Maximum Sales Load Imposed on Reinvested
 Dividends (as a percentage of offering price)............          None                 None                  None
Contingent Deferred Sales Charge (as a percentage
 of original purchase price or redemption
 proceeds, as applicable).................................          None                 None                  None
Redemption Fee (as a percentage of amount
 redeemed, if applicable).................................          None                 None                  None
Exchange Fee..............................................          None                 None                  None


                                                                                     FOUNTAIN
                                                             THE CARDINAL             SQUARE                PRO FORMA
                                                                 FUND              CARDINAL FUND          COMBINED FUND
                                                            INSTITUTIONAL          INSTITUTIONAL          INSTITUTIONAL
                                                                SHARES                SHARES                  SHARES
                                                                ------                ------                  ------
ANNUAL FUND OPERATING EXPENSES
 (as a percentage of average net assets)
Management Fees........................................         0.60%                  0.60%                  0.60%
Administrative Service Fees............................         0.15%                  0.00%                  0.00%
Other Expenses (after fee waivers)(1)..................         0.25%                  0.19%                  0.19%
                                                                -----                  -----                  -----
  Total Operating Expenses (after fee waivers)(2)......         1.00%                  0.79%                  0.79%
                                                                =====                  =====                  =====


(1) Other expenses for the Fountain Square Cardinal Fund and Pro Forma Combined Fund have been reduced to reflect the anticipated voluntary waiver of a portion of the administration fee. In the absence of such waiver, other expenses would be 0.29%. All expenses for the Fountain Square Cardinal Fund are based on estimates for such Fund for its current fiscal year.

(2) Total Institutional Shares Operating Expenses for the Fountain Square Cardinal Fund and Pro Forma Combined Fund would be 0.89%, absent the voluntary waiver of a portion of the administration fee.

EXAMPLE: An investor would pay the following expense on a $1,000 investment, assuming (1) 5% annual return, and (2) redemption at the end of the following periods:

                                                                   1 YEAR          3 YEARS          5 YEARS         10 YEARS
                                                                   ------          -------          -------         --------
The Cardinal Fund - Institutional Shares.....................       $10              $32              $55             $122
                                                                    ===              ===              ===             ====

Fountain Square Cardinal Fund - Institutional Shares.........       $ 8              $25              $44             $ 98
                                                                    ===              ===              ===             ====

Pro Forma Combined Fund - Institutional Shares...............       $ 8              $25              $44             $ 98
                                                                    ===              ===              ===             ====

THE FOREGOING EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


                                                               CARDINAL              FOUNTAIN
                                                              AGGRESSIVE              SQUARE                PRO FORMA
                                                             GROWTH FUND           MID CAP FUND           COMBINED FUND
                                                            INSTITUTIONAL          INSTITUTIONAL          INSTITUTIONAL
                                                                SHARES                SHARES                  SHARES
                                                                ------                ------                  ------
ANNUAL FUND OPERATING EXPENSES
 (as a percentage of average net assets)
Management Fees........................................         0.75%                  0.80%                  0.80%
Administrative Service Fees............................         0.15%                  0.00%                  0.00%
Other Expenses (after fee waivers)(3)..................         1.21%                  0.20%                  0.20%
                                                                -----                  -----                  -----
  Total Operating Expenses (after fee waivers)(4)......         2.11%                  1.00%                  1.00%
                                                                =====                  =====                  =====


(3) Other expenses for the Fountain Square Mid Cap Fund and Pro Forma Combined Fund have been reduced to reflect the anticipated voluntary waiver of a portion of the administration fee. In the absence of such waiver, other expenses would be 0.27%.

(4) Total Institutional Shares Operating Expenses for the Fountain Square Mid Cap Fund and Pro Forma Combined Fund would be 1.07%, absent the voluntary waiver of a portion of the administration fee.

EXAMPLE: An investor would pay the following expense on a $1,000 investment, assuming (1) 5% annual return, and (2) redemption at the end of the following periods:


                                                                   1 YEAR          3 YEARS          5 YEARS         10 YEARS
                                                                   ------          -------          -------         --------
Cardinal Aggressive Growth Fund - Institutional Shares.......       $21              $66             $113             $244
                                                                    ===              ===             ====             ====

Fountain Square Mid Cap Fund - Institutional Shares..........       $10              $32             $ 55             $122
                                                                    ===              ===             ====             ====

Pro Forma Combined Fund - Institutional Shares...............       $10              $32             $ 55             $122
                                                                    ===              ===             ====             ====

THE FOREGOING EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                                                                                      FOUNTAIN
                                                               CARDINAL                SQUARE               PRO FORMA
                                                             BALANCED FUND         BALANCED FUND          COMBINED FUND
                                                             INSTITUTIONAL         INSTITUTIONAL          INSTITUTIONAL
                                                                SHARES                 SHARES                 SHARES
                                                                ------                 ------                 ------
ANNUAL FUND OPERATING EXPENSES
 (as a percentage of average net assets)
Management Fees........................................          0.75%                 0.80%                  0.80%
Administrative Service Fees............................          0.15%                 0.00%                  0.00%
Other Expenses (after fee waivers)(5)..................          0.61%                 0.20%                  0.20%
                                                                 -----                 -----                  -----
  Total Operating Expenses (after fee waivers)(6)......          1.51%                 1.00%                  1.00%
                                                                 =====                 =====                  =====


(5) Other expenses for the Fountain Square Balanced Fund and Pro Forma Combined Fund have been reduced to reflect the anticipated voluntary waiver of a portion of the administration fee. In the absence of such waiver, other expenses would be 0.29%.

(6) Total Institutional Shares Operating Expenses for the Fountain Square Balanced Fund and Pro Forma Combined Fund would be 1.09%, absent the voluntary waiver of a portion of the administration fee.

EXAMPLE: An investor would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return, and (2) redemption at the end of the following periods:

                                                                   1 YEAR          3 YEARS          5 YEARS         10 YEARS
                                                                   ------          -------          -------         --------
Cardinal Balanced Fund - Institutional Shares................       $15              $48              $82             $180
                                                                    ===              ===              ===             ====

Fountain Square Balanced Fund - Institutional Shares.........       $10              $32              $55             $122
                                                                    ===              ===              ===             ====

Pro Forma Combined Fund - Institutional Shares...............       $10              $32              $55             $122
                                                                    ===              ===              ===             ====

THE FOREGOING EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.



                                                               CARDINAL               FOUNTAIN
                                                              GOVERNMENT               SQUARE
                                                              OBLIGATIONS            BOND FUND              PRO FORMA
                                                                 FUND                FOR INCOME           COMBINED FUND
                                                             INSTITUTIONAL         INSTITUTIONAL          INSTITUTIONAL
                                                                SHARES                 SHARES                 SHARES
                                                                ------                 ------                 ------
ANNUAL FUND OPERATING EXPENSES
 (as a percentage of average net assets)
Management Fees........................................          0.50%                 0.55%                  0.55%
Administrative Service Fees............................          0.15%                 0.00%                  0.00%
Other Expenses (after fee waivers)(7)..................          0.28%                 0.21%                  0.21%
                                                                 -----                 -----                  -----
  Total Operating Expenses (after fee waivers)(8)......          0.93%                 0.76%                  0.76%
                                                                 =====                 =====                  =====


(7) Other expenses for the Fountain Square Bond Fund For Income and Pro Forma Combined Fund have been reduced to reflect the anticipated voluntary waiver of a portion of the administration fee. In the absence of such waiver, other expenses would be 0.27%.

(8) Total Institutional Shares Operating Expenses for the Fountain Square Bond Fund For Income and Pro Forma Combined Fund would be 0.82%, absent the voluntary waiver of a portion of the administration fee.


EXAMPLE: An investor would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return, and (2) redemption at the end of the following periods:

                                                   1 YEAR   3 YEARS   5 YEARS   10 YEARS
Cardinal Government Obligations Fund -
  Institutional Shares...........................    $9       $30       $51       $114

Fountain Square Bond Fund For Income -
  Institutional Shares...........................    $8       $24       $42       $ 94

Pro Forma Combined Fund - Institutional Shares...    $8       $24       $42       $ 94

THE FOREGOING EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

         COMPARATIVE FEE TABLES - MONEY MARKET FUNDS (RETAIL INVESTORS). (1) Set forth in the tables below is (i) information regarding the fees and expenses paid by certain investors holding shares of Cardinal Government Securities Money Market Fund and Cardinal Tax Exempt Money Market Fund who are not eligible to purchase Institutional Shares of Fountain Square Funds and therefore will receive Investment A Shares of the corresponding Fountain Square Fund as part of the Reorganization as of September 30, 1997, and of each corresponding Fountain Square Fund which are expected to be incurred during the current fiscal year ending July 31, 1998 and (ii) pro forma information for each combined Fund assuming the Reorganization had taken place on September 30, 1997.



                     INFORMATION RELATING TO THE EXCHANGE OF
                    SHARES OF THE CARDINAL MONEY MARKET FUNDS
       FOR INVESTMENT A SHARES OF THE CORRESPONDING FOUNTAIN SQUARE FUNDS

                COMPARATIVE FEE TABLES FOR EACH MONEY MARKET FUND


                                                                                     FOUNTAIN               PRO FORMA
                                                               CARDINAL               SQUARE                 COMBINED
                                                                FUNDS                  FUNDS                  FUNDS
                                                                RETAIL             INVESTMENT A            INVESTMENT A
                                                             INVESTORS(1)             SHARES                  SHARES
                                                             ------------             ------                  ------

SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Load Imposed on Purchases................          None                  None                    None
Maximum Sales Load Imposed on Reinvested
 Dividends (as a percentage of offering price).........          None                  None                    None
Contingent Deferred Sales Charge (as a percentage
 of original purchase price or redemption
 proceeds, as applicable)..............................          None                  None                    None
Redemption Fee (as a percentage of amount
 redeemed, if applicable)..............................          None                  None                    None
Exchange Fee...........................................          None                  None                    None


(1) The term "retail investors" of any of the Cardinal Money Market Funds is used to refer to all investors who are ineligible to purchase Institutional Shares of the Fountain Square Funds. Persons who are eligible to purchase Institutional Shares are clients of Fifth Third Bank who make purchases through the Fifth Third Trust Department, certain qualified employee benefit plans, and broker-dealers, investment advisors, financial planners and other financial institutions who place trades for their own accounts or the accounts of their clients for a management, consulting or other fee.


                                                               CARDINAL              FOUNTAIN
                                                              GOVERNMENT              SQUARE
                                                              SECURITIES            GOVERNMENT
                                                                MONEY              CASH RESERVES            PRO FORMA
                                                             MARKET FUND               FUND               COMBINED FUND
                                                                RETAIL             INVESTMENT A            INVESTMENT A
                                                              INVESTORS               SHARES                  SHARES
                                                              ---------               ------                  ------
ANNUAL FUND OPERATING EXPENSES
 (as a percentage of average net assets)
Management Fees........................................         0.50%                  0.40%                  0.40%
12b-1 Fees.............................................         None                   0.25%                  0.25%
Other Expenses.........................................         0.38%                  0.23%                  0.23%
                                                                -----                  -----                  -----
  Total Operating Expenses.............................         0.88%                  0.88%                  0.88%
                                                                =====                  =====                  =====


EXAMPLE: An investor would pay the following expense on a $1,000 investment, assuming (1) 5% annual return, and (2) redemption at the end of the following periods:


                                                                   1 YEAR          3 YEARS          5 YEARS         10 YEARS
                                                                   ------          -------          -------         --------
Cardinal Government Securities Money Market Fund -
Retail Investors.............................................        $9              $28              $49             $108
                                                                     ==              ===              ===             ====

Fountain Square Government Cash Reserves Fund -
Investment A Shares..........................................        $9              $28              $49             $108
                                                                     ==              ===              ===             ====

Pro Forma Combined Fund - Investment A Shares................        $9              $28              $49             $108
                                                                     ==              ===              ===             ====


THE FOREGOING EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.



                                                                                    FOUNTAIN
                                                               CARDINAL              SQUARE
                                                              TAX EXEMPT           TAX EXEMPT
                                                                MONEY                 MONEY                 PRO FORMA
                                                             MARKET FUND           MARKET FUND            COMBINED FUND
                                                                RETAIL             INVESTMENT A            INVESTMENT A
                                                              INVESTORS               SHARES                 SHARES
                                                              ---------               ------                 ------
ANNUAL FUND OPERATING EXPENSES
 (as a percentage of average net assets)
Management Fees (after waivers)(2).....................         0.50%                  0.40%                  0.40%
12b-1 Fees (after waivers)(3)..........................         None                   0.07%                  0.07%
Other Expenses.........................................         0.30%                  0.33%                  0.33%
                                                                -----                  -----                  -----
  Total Operating Expenses (after fee waivers)(4)......         0.80%                  0.80%                  0.80%
                                                                =====                  =====                  =====



(2) Management fees for the Fountain Square Tax Exempt Money Market Fund and Pro Forma Combined Fund have been reduced to reflect the anticipated voluntary waiver of a portion of the advisory fee. The maximum management fee for the Fountain Square Tax Exempt Money Market Fund is 0.50%. Subject to the terms of the Reorganization Agreement, the advisor may terminate this voluntary waiver at any time.

(3) Rule 12b-1 fees for Investment A Shares of the Fountain Square Tax Exempt Money Market Fund and Pro Forma Combined Fund have been reduced to reflect the anticipated voluntary waiver of a portion of such fees. Investment A Shares can pay up to 0.25% as Rule 12b-1 fees to the distributor.

(4) Total Investment A Shares Operating Expenses for the Fountain Square Tax Exempt Money Market Fund and Pro Forma Combined Fund would be 1.08%, absent the voluntary waivers of a portion of the advisory fee and Rule 12b-1 fees. All expenses for Fountain Square Tax Exempt Money Market Fund are based on estimates for such Fund for its current fiscal year.

EXAMPLE: An investor would pay the following expense on a $1,000 investment, assuming (1) 5% annual return, (2) redemption at the end of the following periods, and (3) payment of the maximum sales charge:


                                                                   1 YEAR          3 YEARS          5 YEARS         10 YEARS
                                                                   ------          -------          -------         --------
Cardinal Tax Exempt Money Market Fund - Retail
Investors....................................................        $8              $26              $44             $99
                                                                     ==              ===              ===             ===

Fountain Square Tax Exempt Money Market Fund -
Investment A Shares..........................................        $8              $26              $44             $99
                                                                     ==              ===              ===             ===

Pro Forma Combined Fund - Investment A Shares................        $8              $26              $44             $99
                                                                     ==              ===              ===             ===

THE FOREGOING EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


         COMPARATIVE FEE TABLES - MONEY MARKET FUNDS (INSTITUTIONAL INVESTORS)(1). Set forth in the tables below is (i) information regarding the fees and expenses paid by certain investors holding shares of Cardinal Government Securities Money Market Fund and Cardinal Tax Exempt Money Market Fund who are eligible to purchase Institutional Shares of Fountain Square Funds as of September 30, 1997, and of each corresponding Fountain Square Fund which are expected to be incurred during the current fiscal year ending July 31, 1998, and (ii) pro forma information for each combined Fund assuming the Reorganization had taken place on September 30, 1997.



                    INFORMATION RELATING TO THE EXCHANGE OF
                   SHARES OF THE CARDINAL MONEY MARKET FUNDS
      FOR INSTITUTIONAL SHARES OF THE CORRESPONDING FOUNTAIN SQUARE FUNDS

               COMPARATIVE FEE TABLES FOR EACH MONEY MARKET FUND




                                                                                     FOUNTAIN               PRO FORMA
                                                               CARDINAL               SQUARE                 COMBINED
                                                                FUNDS                  FUNDS                  FUNDS
                                                            INSTITUTIONAL          INSTITUTIONAL          INSTITUTIONAL
                                                             INVESTORS(1)             SHARES                  SHARES
                                                             ------------             ------                  ------

SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Load Imposed on Purchases................          None                  None                    None
Maximum Sales Load Imposed on Reinvested
 Dividends (as a percentage of offering price).........          None                  None                    None
Contingent Deferred Sales Charge (as a percentage
 of original purchase price or redemption
 proceeds, as applicable)..............................          None                  None                    None
Redemption Fee (as a percentage of amount
 redeemed, if applicable)..............................          None                  None                    None
Exchange Fee...........................................          None                  None                    None

(1) The term "institutional investors" is used to refer to all clients of Fifth Third Bank who make purchases through the Fifth Third Trust Department, certain qualified employee benefit plans, and broker-dealers, investment
advisors, financial planners and other financial institutions who       place
trades for their own accounts or the accounts of their clients for a management, consulting or other fee.


                                                               CARDINAL              FOUNTAIN
                                                              GOVERNMENT              SQUARE
                                                              SECURITIES            GOVERNMENT
                                                                MONEY              CASH RESERVES            PRO FORMA
                                                             MARKET FUND               FUND               COMBINED FUND
                                                            INSTITUTIONAL          INSTITUTIONAL          INSTITUTIONAL
                                                              INVESTORS               SHARES                  SHARES
                                                              ---------               ------                  ------
ANNUAL FUND OPERATING EXPENSES
 (as a percentage of average net assets)
Management Fees........................................         0.50%                  0.40%                  0.40%
Other Expenses.........................................         0.38%                  0.23%                  0.23%
                                                                -----                  -----                  -----
  Total Operating Expenses.............................         0.88%                  0.63%                  0.63%
                                                                =====                  =====                  =====


EXAMPLE: An investor would pay the following expense on a $1,000 investment, assuming (1) 5% annual return, and (2) redemption at the end of the following periods:


                                                                   1 YEAR          3 YEARS          5 YEARS         10 YEARS
                                                                   ------          -------          -------         --------
Cardinal Government Securities Money Market Fund -
Institutional Investors......................................        $9              $28              $49             $108
                                                                     ==              ===              ===             ====

Fountain Square Government Cash Reserves Fund -
Institutional Shares.........................................        $6              $20              $35             $ 79
                                                                     ==              ===              ===             ====

Pro Forma Combined Fund - Institutional Shares...............        $6              $20              $35             $ 79
                                                                     ==              ===              ===             ====

THE FOREGOING EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


                                                               CARDINAL              FOUNTAIN
                                                              TAX EXEMPT              SQUARE
                                                                MONEY               TAX EXEMPT              PRO FORMA
                                                             MARKET FUND               FUND               COMBINED FUND
                                                            INSTITUTIONAL          INSTITUTIONAL          INSTITUTIONAL
                                                              INVESTORS               SHARES                  SHARES
                                                              ---------               ------                  ------
ANNUAL FUND OPERATING EXPENSES
 (as a percentage of average net assets)
Management Fees (after waivers)(2).....................         0.50%                  0.40%                  0.40%
Other Expenses.........................................         0.30%                  0.33%                  0.33%
                                                                -----                  -----                  -----
  Total Operating Expenses (after fee waivers)(3)......         0.80%                  0.73%                  0.73%
                                                                =====                  =====                  =====


(2) Management fees for the Fountain Square Tax Exempt Money Market Fund and Pro Forma Combined Fund have been reduced to reflect the anticipated voluntary waiver of a portion of the advisory fee. The maximum management fee for the Fountain Square Tax Exempt Money Market Fund is 0.50%. Subject to the terms of the Reorganization Agreement, the advisor may terminate this voluntary waiver at any time.

(3) Total Institutional Shares Operating Expenses for the Fountain Square Tax Exempt Money Market Fund and Pro Forma Combined Fund would be 0.83%, absent the voluntary waivers of a portion of the advisory fee. All expenses for Fountain Square Tax Exempt Money Market Fund are based on estimates for the Fund for its current fiscal year.

EXAMPLE: An investor would pay the following expense on a $1,000 investment, assuming (1) 5% annual return, (2) redemption at the end of the following periods, and (3) payment of the maximum sales charge:


                                                                   1 YEAR          3 YEARS          5 YEARS         10 YEARS
                                                                   ------          -------          -------         --------
Cardinal Tax Exempt Money Market Fund -
Institutional Investors......................................        $8              $26              $44             $99
                                                                     ==              ===              ===             ===

Fountain Square Tax Exempt Money Market Fund -
Institutional Shares.........................................        $7              $23              $41             $91
                                                                     ==              ===              ===             ===

Pro Forma Combined Fund - Institutional Shares...............        $7              $23              $41             $91
                                                                     ==              ===              ===             ===

THE FOREGOING EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

         EXPENSE RATIOS - CARDINAL FUNDS. The following table sets forth the ratios of operating expenses to average net assets of the Cardinal Funds for the fiscal year ended September 30, 1997.


                                                              FISCAL YEAR ENDED SEPTEMBER 30, 1997
                                                             --------------------------------------
                                                            RATIO OF OPERATING      RATIO OF OPERATING
                                                           EXPENSES TO AVERAGE     EXPENSES TO AVERAGE
THE CARDINAL GROUP                                         NET ASSETS AFTER FEE   NET ASSETS ABSENT FEE
                                                           WAIVERS AND EXPENSE     WAIVERS AND EXPENSE
                                                              REIMBURSEMENTS         REIMBURSEMENTS
                                                              --------------         --------------

                                                           INVESTOR INSTITUTIONAL  INVESTOR INSTITUTIONAL
                                                            SHARES     SHARES       SHARES     SHARES
                                                            ------     ------       ------     ------
The Cardinal Fund.......................................    1.06%      1.00%        1.12%      1.00%

Cardinal Aggressive Growth Fund.........................    1.86%      2.11%        1.93%      2.11%

Cardinal Balanced Fund..................................    1.44%      1.51%        1.50%      1.51%

Cardinal Government Obligations.........................    1.01%      0.93%        1.08%      0.93%

Cardinal Government Securities Money Market
Fund(1).................................................    0.88%      0.88%        0.88%      0.88%

Cardinal Tax Exempt Money Market Fund(1)................    0.80%      0.80%        0.80%      0.80%


(1) Cardinal Government Securities Money Market Fund and Cardinal Tax Exempt Money Market Fund only issue one class of shares which is without any class designation.

         EXPENSE RATIOS - FOUNTAIN SQUARE FUNDS. The following tables set forth
(i) the ratios of operating expenses to average net assets of Investment A Shares of Fountain Square Funds for the fiscal year ended July 31,

1997 (a) after fee waivers and expense reimbursements, and (b) absent fee waivers and expense reimbursements (ii) the annualized ratios of operating expenses to average net assets of Investment A Shares of the Fountain Square Funds for the six- month period ended January 31, 1998 (a) after fee waivers and expense reimbursements, and (b) absent fee waivers and expense reimbursements and (iii) the estimated annualized ratios of operating expenses to average net assets of Institutional Shares of the Fountain Square Funds for the current fiscal year (a) after fee waivers and expense reimbursements, and (b) absent fee waivers and reimbursements.



                                                                             FISCAL YEAR ENDED JULY 31, 1997
                                                               -----------------------------------------------------------

                                                                     RATIO OF OPERATING           RATIO OF OPERATING
                                                                     EXPENSES TO AVERAGE          EXPENSES TO AVERAGE
                                                                      NET ASSETS AFTER            NET ASSETS ABSENT
                                                                       FEE WAIVERS AND              FEE WAIVERS AND
                                                                           EXPENSE                      EXPENSE
                                                                       REIMBURSEMENTS               REIMBURSEMENTS
                                                                       --------------               --------------

FOUNTAIN SQUARE FUNDS                                                   INVESTMENT A                 INVESTMENT A
                                                                           SHARES                       SHARES
                                                                           ------                       ------
Fountain Square Cardinal Fund (1).............................              1.04%                        1.14%
                                                                            ====                         ====

Fountain Square Mid Cap Fund..................................              1.00%                        1.37%
                                                                            ====                         ====

Fountain Square Balanced Fund.................................              1.00%                        1.40%
                                                                            ====                         ====

Fountain Square Bond Fund For Income..........................              0.79%                        1.21%
                                                                            ====                         ====

Fountain Square Government Cash Reserves Fund.................              0.51%                        0.95%
                                                                            ====                         ====
Fountain Square Tax Exempt Money Market Fund (1)..............              0.80%                        1.08%
                                                                            ====                         ====



                                                                         SIX-MONTH PERIOD ENDED JANUARY 31, 1998
                                                               -----------------------------------------------------------

                                                                     RATIO OF OPERATING           RATIO OF OPERATING
                                                                     EXPENSES TO AVERAGE          EXPENSES TO AVERAGE
                                                                      NET ASSETS AFTER            NET ASSETS ABSENT
                                                                       FEE WAIVERS AND              FEE WAIVERS AND
                                                                           EXPENSE                      EXPENSE
                                                                       REIMBURSEMENTS               REIMBURSEMENTS
                                                                       --------------               --------------

FOUNTAIN SQUARE FUNDS                                                   INVESTMENT A                 INVESTMENT A
                                                                           SHARES                       SHARES
                                                                           ------                       ------
Fountain Square Cardinal Fund (1).............................              1.04%                        1.14%
                                                                            ====                         ====

Fountain Square Mid Cap Fund..................................              1.00%                        1.40%
                                                                            ====                         ====

Fountain Square Balanced Fund.................................              1.00%                        1.42%
                                                                            ====                         ====

Fountain Square Bond Fund For Income..........................              0.75%                        1.17%
                                                                            ====                         ====

Fountain Square Government Cash Reserves Fund.................              0.52%                        1.00%
                                                                            ====                         ====

Fountain Square Tax Exempt Money Market Fund (1)..............              0.80%                        1.08%
                                                                            ====                         ====

                                                                                         ESTIMATED
                                                                ----------------------------------------------------------

                                                                      RATIO OF OPERATING          RATIO OF OPERATING
                                                                     EXPENSES TO AVERAGE          EXPENSES TO AVERAGE
                                                                       NET ASSETS AFTER            NET ASSETS ABSENT
                                                                       FEE WAIVERS AND              FEE WAIVERS AND
                                                                           EXPENSE                      EXPENSE
                                                                        REIMBURSEMENTS               REIMBURSEMENTS
                                                                        --------------               --------------


                                                                         INSTITUTIONAL               INSTITUTIONAL
FOUNTAIN SQUARE FUNDS                                                       SHARES                      SHARES
                                                                            ------                      ------
Fountain Square Cardinal Fund (1)..............................             0.79%                        0.89%
                                                                        ====                         ====

Fountain Square Mid Cap Fund...................................             1.00%                        1.07%
                                                                            ====                         ====

Fountain Square Balanced Fund..................................             1.00%                        1.09%
                                                                            ====                         ====

Fountain Square Bond Fund For Income...........................             0.76%                        0.82%
                                                                            ====                         ====

Fountain Square Government Cash Reserves Fund..................             0.63%                        0.63%
                                                                            ====                         ====
Fountain Square Tax Exempt Money Market Fund (1)...............             0.73%                        0.83%
                                                                        ====                         ====


(1) The Fountain Square Cardinal Fund and the Fountain Square Tax Exempt Money Market Fund had not commenced operations as of January 31, 1998. Figures shown represent estimated expense ratios for those Funds.

               INFORMATION RELATING TO THE PROPOSED REORGANIZATION

         Cardinal has entered into the Reorganization Agreement whereby its investment portfolios are to be acquired by corresponding portfolios of FSF. Significant provisions of this Reorganization Agreement are summarized below; however, this summary is qualified in its entirety by reference to the Reorganization Agreement, a copy of which is attached as Appendix A to this Combined Proxy Statement/Prospectus.


         DESCRIPTION OF THE REORGANIZATION AGREEMENT. There are six separate Cardinal Funds. The assets of four of them, Cardinal Aggressive Growth Fund, Cardinal Balanced Fund, Cardinal Government Obligations Fund and Cardinal Government Securities Money Market Fund, are being acquired by similar investment portfolios currently offered by FSF. Two of the Cardinal Funds, The Cardinal Fund and Cardinal Tax Exempt Money Market Fund, will be acquired by two new FSF portfolios which have been organized to continue the operations of these Cardinal Funds.

         The Reorganization Agreement provides that on the Closing Date of the Reorganization all of the assets and stated liabilities of the Cardinal Funds will be transferred to the Fountain Square Funds identified in the table below. The holders of Investor Shares of The Cardinal Fund, Cardinal Aggressive Growth Fund, Cardinal Balanced Fund and Cardinal Government Obligations Fund will receive Investment A Shares of the corresponding Fountain Square Fund which will issue Investment A Shares to such Cardinal Fund. The holders of Institutional Shares of The Cardinal Fund, Cardinal Aggressive Growth Fund, Cardinal Balanced Fund and Cardinal Government Obligations Fund will receive Institutional Shares of the corresponding Fountain Square Fund which will issue Institutional Shares to such Cardinal Fund. Holders of shares of Cardinal Government Securities Money Market Fund and Cardinal Tax Exempt Money Market Fund will receive either Investment A Shares or Institutional Shares, as applicable, of the corresponding Fountain Square Fund which will issue the appropriate shares to such Cardinal Funds. See "Information Relating to the Exchange of Shares of the Cardinal Money Market Funds for Investment A Shares of the Corresponding Fountain Square Funds" and "Information Relating to the Exchange of Shares of the Cardinal Money Market Funds for Institutional Shares of the Corresponding Fountain Square Funds" above. The series of shares to be issued by each Fountain Square Fund will have an aggregate net asset value equal to the aggregate net asset value of the corresponding shares of the particular Cardinal Fund as of the regular close of the New York Stock Exchange, currently 4:00 p.m. New York time, on the last business day preceding the Closing Date.


         Cardinal Funds                                                         Fountain Square Funds
         --------------                                                         ---------------------
The Cardinal Fund.......................................................        Fountain Square Cardinal Fund

Cardinal Aggressive Growth Fund.........................................        Fountain Square Mid Cap Fund

Cardinal Balanced Fund..................................................        Fountain Square Balanced Fund

Cardinal Government Obligations Fund....................................        Fountain Square Bond Fund For Income

Cardinal Government Securities
Money Market Fund.......................................................        Fountain Square Government Cash Reserves Fund

Cardinal Tax Exempt Money Market Fund...................................        Fountain Square Tax Exempt Money Market Fund



         Cardinal expects to liquidate a limited number of holdings of Cardinal Government Securities Money Market Fund in light of the investment policies of Fountain Square Government Cash Reserves Fund and the strategies of its investment advisor. Similarly, in the case of Cardinal Government Obligations Fund, Cardinal expects to liquidate all of the illiquid securities issued by the Government National Mortgage Association ("GNMA") and certain other securities held by that Fund in light of the investment policies of Fountain Square

Bond Fund For Income and the strategies of its investment advisor. The transaction costs that will result from such sales are expected to be minimal. As in the case of all sales, such Cardinal Funds may realize taxable gains or losses.


         The Reorganization Agreement provides that Cardinal will declare a dividend or dividends prior to the Closing Date of the Reorganization which, together with all previous dividends, will have the effect of distributing to the shareholders of each of the Cardinal Funds all of the undistributed net investment income earned and net capital gains realized up to the Closing Date of the Reorganization.

         Following the transfer of assets and liabilities from the Cardinal Funds to the corresponding Fountain Square Funds, and the issuance of shares by the Fountain Square Funds to the Cardinal Funds, each of the Cardinal Funds will distribute the shares of the Fountain Square Funds so received pro rata to the holders of the Cardinal Funds, as described above, in complete liquidation of the Cardinal Funds. Each holder of shares of a Cardinal Fund on the Closing Date of the Reorganization will receive an amount of the appropriate class of shares of the corresponding Fountain Square Fund of equal value, plus the right to receive any dividends or distributions which were declared before the Closing Date of the Reorganization but which remained unpaid at that time. Following the Reorganization, the registration of Cardinal as an investment company under the 1940 Act will be terminated, and Cardinal will be terminated under state law. The stock transfer books of Cardinal will be permanently closed on the Closing Date of the Reorganization.

         The Reorganization is subject to a number of conditions, including approval of the Reorganization Agreement and the transactions contemplated thereby described in this Combined Proxy Statement/Prospectus by the shareholders of Cardinal; the receipt of an order of exemption by the SEC; the receipt of certain legal opinions described in the Reorganization Agreement; the receipt of certain certificates from the parties concerning the continuing accuracy of the representations and warranties in the Reorganization Agreement and other matters; and the parties' performance in all material respects of their agreements and undertakings in the Reorganization Agreement. Assuming satisfaction of the conditions in the Reorganization Agreement, the Closing Date of the Reorganization is expected to occur on July 13, 1998, or such other date as is agreed to by the parties.

         The expenses of FSF and Cardinal incurred in connection with the Reorganization will be borne by Fifth Third.


         The Reorganization may be abandoned at any time prior to the Closing Date of the Reorganization by mutual written consent of Cardinal and FSF or by written notice of Cardinal or FSF if in the opinion of the Board of Trustees of either Cardinal or FSF, proceeding with the Reorganization is not in the best interests of that party's shareholders. The Reorganization Agreement provides further that at any time (a) either Cardinal or FSF may, by written agreement approved by their respective Boards of Trustees with or without the approval of their shareholders, amend any of the provisions of the Reorganization Agreement, provided, however, that any amendment occurring after shareholder approval shall not substantially alter the terms of the Reorganization Agreement; and (b) the Board of Trustees of Cardinal or FSF may waive any breach by the other party or the failure to satisfy any of the conditions to its obligations with or without the approval of such party's shareholders.

         The Reorganization Agreement also provides that the Reorganization will be contingent upon the consummation of the acquisition of The Ohio Company by Fifth Third Bancorp's subsidiary.

         In its consideration and approval of the Reorganization at a meeting on March 12, 1998, the Board of Trustees of Cardinal considered the pending acquisition of The Ohio Company by a subsidiary of Fifth Third Bancorp. In light of the acquisition, The Ohio Company and Fifth Third recommended that each of the Cardinal Funds be reorganized as described in this Combined Proxy Statement/Prospectus shortly after the proposed acquisition transaction. The Board of Trustees also considered the effect of the proposed acquisition transaction; the recommendation of The Ohio Company and Fifth Third with respect to the proposed consolidation of Cardinal and FSF; the portfolio managers and performance records of the Fountain Square Funds the investment objectives, policies and restrictions of the Fountain Square Funds compared to those of the corresponding Cardinal Funds; the different service providers; the expense ratios of the Fountain Square Funds following the Reorganization; the expansion of investment alternatives and other benefits of being part of FSF; the fact that the reorganization would constitute a tax-free reorganization that the Cardinal Funds' expenses incurred in connection with the Reorganization would be borne by Fifth Third; and that the interests of shareholders would not be diluted as a result of the reorganization.

         Section 15(f) of the 1940 Act provides that when a change in the control of an investment advisor occurs, the investment advisor or any of its affiliated persons may receive any amount or benefit in connection therewith as long as, among other things, no "unfair burden" is imposed on the investment company as a result of the transaction relating to the change of control, or any express or implied terms, conditions or understandings applicable thereto. The term "unfair burden" as defined in the 1940 Act includes any arrangement during the two-year period after the transaction whereby the investment advisor (or predecessor or successor advisor), or any "interested person" of any such advisor, receives or is entitled to receive any compensation, directly or indirectly, from the investment company or its security holders (other than fees for bona fide investment advisory or other services) or from any person in connection with the purchase or sale of securities or other property to, from or on behalf of the investment company (other than fees for bona fide principal underwriting services.)


         Each of Fifth Third and FSF has agreed that for a period of two years after the Closing Date, FSF will not enter into, participate in, or pay compensation in connection with any arrangement that facilitates or is intended to facilitate the direct or indirect payment of compensation to Fifth Third, CMC or any interested person of either of them proscribed by the Reorganization Agreement, or increase compensation payable to Fifth Third, CMC or any interested person of either of them which results in an increase in the expense ratios of any Fountain Square Funds, as presented in the pro forma combined fee tables (net of waivers) in this Combined Proxy Statement/Prospectus. In addition, FSF and Fifth Third have represented to Cardinal's Board of Trustees that the expense ratios for the Fountain Square Funds will not exceed those set forth in such pro forma combined fee tables for a period of two years after the Closing Date.


         After consideration of all of the foregoing factors, together with certain other factors and information considered to be relevant, Cardinal's Board of Trustees determined that the Reorganization was in the best interests of the shareholders and that the interests of the shareholders would not be diluted as a result thereof, unanimously approved the Reorganization Agreement and directed that it be submitted to shareholders of each Cardinal Fund for approval. Cardinal's Board of Trustees unanimously recommends that shareholders vote "FOR" approval of the Reorganization Agreement.

         The Board of Trustees of Cardinal has not determined what action it will take in the event the shareholders of any Cardinal Fund fail to approve the Reorganization Agreement or for any reason the Reorganization is not consummated. If the Reorganization is not consummated for any reason, the Trustees may choose to consider approval of a new investment advisory agreement with another investment advisor, including Fifth Third, alternative disposition of Cardinal's assets, including the sale of assets to, or merger with, another investment company, or the possible liquidation of any of the Cardinal Funds.

         At a meeting held on March 23, 1998, the FSF Board of Trustees considered the proposed Reorganization with respect to FSF. Based upon their evaluation of the relevant information provided to them, and in light of their fiduciary duties under federal and state law, the Board of Trustees unanimously determined that the proposed Reorganization was in the best interests of the Fountain Square Funds and their respective shareholders and that the interests of existing shareholders of FSF would not be diluted as a result of effecting the transaction.

         CAPITALIZATION. As indicated in the tables below, the capitalization of each of the Pro Forma Combined Funds is expected to be greater than the current capitalizations of each of the Cardinal Funds, except with respect to The Cardinal Fund and Cardinal Tax Exempt Money Market Fund, whose Pro Forma Combined Fund capitalizations are expected to be identical to the capitalizations of their corresponding Fountain Square Fund as of the Closing Date. The following tables set forth as of January 31, 1998, (i) the unaudited capitalizations of each of the Cardinal Funds, (ii) the unaudited capitalizations of each of the corresponding Fountain Square Funds, and (iii) the unaudited pro forma capitalizations of each of the Fountain Square Funds as adjusted to give the effect to the Reorganization. If consummated, the capitalizations are likely to be different on the Closing Date of the Reorganization as a result of daily share purchase and redemption activity in the Funds.


                                                                                  As of January 31, 1998
                                                                                        (unaudited)
                                                                                  ----------------------

                                                                                         FOUNTAIN             PRO FORMA
                                                                THE CARDINAL              SQUARE              COMBINED
                                                                    FUND               CARDINAL FUND            FUND
Total Net Assets.........................................       $297,788,000                $0              $297,788,000
         Investor Shares/Investment A Shares.............       $268,131,000                $0              $268,131,000
         Investment C Shares.............................            N/A                    $0                   $0
         Institutional Shares............................        $29,657,000                $0               $29,657,000

Shares Outstanding.......................................        18,853,684                  0               18,853,684
         Investor Shares/Investment A Shares.............        19,976,503                  0               19,976,503
         Investment C Shares.............................            N/A                     0                    0
         Institutional Shares............................         1,877,181                  0                1,877,181

Net Asset Value Per Share
         Investor Shares/Investment A Shares.............          $15.79                  $0.00               $15.79
         Investment C Shares.............................            N/A                   $0.00                $0.00
         Institutional Shares                                      $15.80                  $0.00               $15.80



                                                                                         FOUNTAIN
                                                                  CARDINAL                SQUARE              PRO FORMA
                                                                 AGGRESSIVE              MID CAP              COMBINED
                                                                 GROWTH FUND               FUND                 FUND
Total Net Assets.........................................        $12,556,000           $212,635,000         $225,191,000
         Investor Shares/Investment A Shares.............        $8,751,000            $211,768,000         $220,519,000
         Investment C Shares.............................            N/A                 $867,000             $867,000
         Institutional Shares............................        $3,805,000                 $0               $3,805,000

Shares Outstanding.......................................          971,414              12,942,426           13,706,638
         Investor Shares/Investment A Shares.............          677,132              12,889,105           13,421,729
         Investment C Shares.............................            N/A                  53,321               53,321
         Institutional Shares............................          294,282                  0                 231,589

Net Asset Value Per Share
         Investor Shares/Investment A Shares.............          $12.92                 $16.43               $16.43
         Investment C Shares.............................            N/A                  $16.26               $16.26
         Institutional Shares                                      $12.93                  N/A                 $16.43

                                                                                         FOUNTAIN
                                                                                          SQUARE              PRO FORMA
                                                                  CARDINAL               BALANCED             COMBINED
                                                                BALANCED FUND              FUND                 FUND
Total Net Assets.........................................        $17,948,949           $151,906,157         $169,849,648
         Investor Shares/Investment A Shares.............        $15,982,908           $149,223,068         $165,200,518
         Investment C Shares.............................            N/A                $2,683,089           $2,683,089
         Institutional Shares............................        $1,966,041                 $0               $1,966,041

Shares Outstanding.......................................         1,417,953             10,527,346           11,770,831
         Investor Shares/Investment A Shares.............         1,262,751             10,341,510           11,448,748
         Investment C Shares.............................            N/A                  185,836              185,836
         Institutional Shares............................          155,202                   0                 136,247

Net Asset Value Per Share
         Investor Shares/Investment A Shares.............          $12.66                 $14.43               $14.43
         Investment C Shares.............................            N/A                  $14.44               $14.44
         Institutional Shares                                      $12.67                   N/A                $14.43






                                                                  CARDINAL               FOUNTAIN
                                                                 GOVERNMENT               SQUARE              PRO FORMA
                                                                 OBLIGATIONS             BOND FUND            COMBINED
                                                                    FUND                FOR INCOME              FUND
Total Net Assets.........................................       $124,648,018           $170,784,330         $295,404,355
         Investor Shares/Investment A Shares.............       $118,733,858           $170,670,669         $289,366,534
         Investment C Shares.............................            N/A                 $113,661              $113,661
         Institutional Shares............................        $5,924,160                $0                $5,924,160

Shares Outstanding.......................................        15,079,957             13,938,047           24,117,546
         Investor Shares/Investment A Shares.............        14,363,251             13,928,763           23,620,518
         Investment C Shares.............................            N/A                   9,284                9,284
         Institutional Shares............................          716,706                   0                 483,592

Net Asset Value Per Share
         Investor Shares/Investment A Shares.............           $8.27                 $12.25               $12.25
         Investment C Shares.............................            N/A                  $12.24               $12.24
         Institutional Shares ...........................           $8.27                   N/A                $12.25

                                                           CARDINAL               FOUNTAIN
                                                          GOVERNMENT               SQUARE
                                                          SECURITIES             GOVERNMENT           PRO FORMA
                                                         MONEY MARKET          CASH RESERVES           COMBINED
                                                             FUND                   FUND                 FUND
Total Net Assets..................................       $520,809,000           $325,208,000         $846,017,000
         Shares (Retail Investors)/Investment
         A Shares.................................       $432,292,942           $135,014,000         $567,306,942
         Shares (Institutional
         Investors)/Institutional Shares (1)......       $ 88,516,058           $190,194,000         $278,710,058

Shares Outstanding................................        520,809,000           325,208,000          846,017,000
         Shares (Retail Investors)/Investment
         A Shares.................................        432,292,942           135,014,000          567,306,942
         Shares (Institutional
         Investors)/Institutional Shares (1)......         88,516,058           190,194,000          278,710,058

Net Asset Value Per Share
         Shares (Retail Investors)/
         Investment A Shares......................           $1.00                 $1.00                $1.00
         Shares (Institutional Investors)/
         Institutional Shares (1).................           $1.00                 $1.00                $1.00



(1) Effective May 22, 1998, Trust Shares offered by Fountain Square Government Cash Reserves Fund have been renamed Institutional Shares.

                                                                                          FOUNTAIN
                                                                                         SQUARE TAX
                                                                 CARDINAL TAX              EXEMPT             PRO FORMA
                                                                 EXEMPT MONEY               MONEY              COMBINED
                                                                 MARKET FUND             MARKET FUND             FUND
Total Net Assets.........................................        $61,524,000                 $0              $61,524,000
         Shares (Retail Investors)/Investment A
         Shares..........................................        $55,393,248                 $0              $55,393,248
         Shares (Institutional Investors)/
         Institutional Shares............................        $ 6,130,752                 $0              $ 6,130,752

Shares Outstanding.......................................         61,524,000                  0               61,524,000
         Shares (Retail Investors)/Investment A
         Shares..........................................         55,393,248                  0               55,393,248
         Shares (Institutional Investors)/
         Institutional Shares............................          6,130,752                  0                6,130,752

Net Asset Value Per Share
         Shares (Retail Investors)/Investment A
         Shares..........................................           $1.00                    N/A                $1.00
         Shares (Institutional Investors)/
         Institutional Shares............................           $1.00                    N/A                $1.00

         FEDERAL INCOME TAX CONSEQUENCES. Consummation of the Reorganization is subject to the condition that Cardinal and FSF receive an opinion from Howard & Howard Attorneys, P.C. to the effect that for federal income tax purposes: (a) the transfer of all or substantially all of each Cardinal Fund's assets in exchange for corresponding Fountain Square Fund shares and the distribution of such Fountain Square Fund shares to the shareholders of the Cardinal Funds in liquidation of the Cardinal Fund will constitute a "reorganization" within the meaning of Section 368(a)(1) of the Code; (b) no gain or loss will be recognized by a Fountain Square Fund upon the receipt of the assets of the applicable Cardinal Fund solely in exchange for the Fountain Square Fund Shares; (c) no gain or loss will be recognized by a Cardinal Fund upon the transfer of the applicable Cardinal Fund assets to the Fountain Square Fund in exchange for the Fountain Square Fund shares or upon the distribution (whether actual or constructive) of the Fountain Square Fund shares to Cardinal Fund shareholders in exchange for their shares of the Cardinal Fund; (d) no gain or loss will be recognized by the Cardinal Fund shareholders upon the exchange for their Cardinal Fund shares for the applicable Fountain Square Fund shares; (e) the tax basis of each Cardinal Fund's assets acquired by the applicable Fountain Square Fund will be the same as the tax basis of such assets to the Cardinal Fund immediately prior to the Reorganization; (f) the tax basis of the Fountain Square Fund shares received by each of the Cardinal Fund shareholders pursuant to the Reorganization will be the same as the tax basis of the Cardinal Fund shares held by such shareholder immediately prior to the Reorganization; (g) the holding period of the assets of each Cardinal Fund in the hands of the applicable Fountain Square Fund will include the period during which those assets were held by the Cardinal Fund; and (h) the holding period of the Fountain Square Fund shares to be received by each Cardinal Fund's shareholders will include the period during which the Cardinal Fund shares exchanged thereof were held by such shareholder (provided the Cardinal Fund shares were held as capital assets on the date of the Reorganization).

         FSF and Cardinal have not sought a tax ruling from the Internal Revenue Service (the "IRS"), but are acting in reliance upon the opinion of counsel discussed in the previous paragraph. That opinion is not binding on the IRS and does not preclude the IRS from adopting a contrary position. Shareholders should consult their own advisors concerning the potential tax consequences to them, including state and local income taxes.


         With respect to existing capital loss carry forwards of the Cardinal Funds, such loss carry forwards will be available to the Fountain Square Funds to offset capital gains recognized after the Reorganization, subject to limitations imposed by the Code. These limitations provide generally that the amount of loss carry forwards which may be used any year following the Closing is an amount equal to the value of all of the outstanding shares of the Cardinal Funds immediately prior to the Reorganization, multiplied by the long-term tax-exempt bond rate determined monthly by the IRS.


    COMPARISON OF INVESTMENT OBJECTIVES, INVESTMENT POLICIES AND RISK FACTORS


         There are no material differences between the investment objectives and policies of The Cardinal Fund and Cardinal Tax Exempt Money Market Fund and the corresponding New Fountain Square Funds. The investment objectives and policies of the remaining Cardinal Funds are generally similar to those of the Operating Fountain Square Funds. Because of the similarities in the types of investments in which the Cardinal Funds invest versus their corresponding Fountain Square Funds, the risks associated with investment in such Funds are expected to be substantially similar. With respect to each of the investment objectives, investment policies and risk factors, however, there are some differences. The following discussion summarizes some of the more significant similarities and differences in the investment objectives, investment policies and risk factors of the Cardinal Funds versus their corresponding Fountain Square Funds and is qualified in its entirety by the discussion elsewhere herein, and in the Prospectuses and Statements of Additional Information of the Cardinal Funds and the Fountain Square Funds incorporated herein by reference.


         Investment objectives, policies and limitations which are deemed fundamental may not be changed without the vote of the holders of a majority of the outstanding shares of the applicable Fund. Unless otherwise specified, all investment objectives are fundamental and all policies and limitations are non-fundamental and may be changed by the Board of Trustees without shareholder approval.

         THE CARDINAL FUND AND FOUNTAIN SQUARE CARDINAL FUND. The investment objectives of both The Cardinal Fund and Fountain Square Cardinal Fund are to achieve long-term growth of capital and income. Neither Fund may change its investment objective without a vote of the holders of a majority of the outstanding shares of the applicable Fund. The investment policies of the two Funds, except as otherwise noted, may be changed by that Fund's Board of Trustees without a vote of shareholders. Both Funds seek to achieve their objectives by investing primarily in common stocks of companies having a market capitalization of at least $10 million. Both Funds may also invest up to 25% of their assets in American Depositary Receipts, invest in illiquid securities, lend portfolio securities, enter into repurchase agreements or reverse repurchase agreements, engage in options and futures transactions and, for temporary defensive purposes, invest in cash and various money market instruments, investment grade debt securities, U.S. government securities and securities of other investment companies. The Cardinal Fund may invest in real estate investment trusts ("REITs"), although it does not currently do so, while Fountain Square Cardinal Fund does not permit such investments. Fountain Square Cardinal Fund may lend portfolio securities, enter into reverse repurchase agreements, invest up to 10% of its net assets in restricted securities and engage in when-issued and delayed delivery transactions with respect to up to 20% of the value of its total assets. These types of transactions are not permitted for The Cardinal Fund.


         The Cardinal Fund has several fundamental investment limitations which may not be changed without a vote of the holders of a majority of the outstanding shares of the Fund. These limitations affect the ability of The Cardinal Fund to purchase securities of any one issuer, purchase securities of one or more issuers in the same industry, borrow money or issue senior securities, make loans, purchase securities on margin, underwrite securities issued by other persons, purchase or sell real estate, or purchase or sell commodities or commodities contracts. In addition, The Cardinal Fund has several non-fundamental investment limitations which may be changed by the Cardinal Board of Trustees. These limitations affect the ability of The Cardinal Fund to invest in illiquid securities, purchase securities of other investment companies, engage in short sales, invest in issuers whose securities are owned by officers and Trustees/directors of Cardinal or CMC, mortgage or pledge the Fund's assets, purchase participations or direct interests in oil, gas or other mineral exploration or development programs, or invest in securities of issuers which, together with any predecessors, have a record of less than three years' continuous operations.

         Fountain Square Cardinal Fund has fundamental investment limitations which are substantially similar to those of The Cardinal Fund. Fountain Square Cardinal Fund's limitation on borrowing money or issuing senior securities, however, is less stringent in that it may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its total assets as opposed to the 10% imposed on The Cardinal Fund. Fountain Square Cardinal Fund's ability to lend portfolio securities as an exception to the prohibition on making loans is limited to one-third of the value of its total assets, whereas The Cardinal Fund has no specific percentage limitation. Fountain Square Cardinal Fund also categorizes its restriction on mortgaging, pledging or hypothecating assets and its restriction on engaging in short sales as fundamental investment limitations. Except with respect to those restrictions and investing in unseasoned issuers, the non-fundamental investment limitations of Fountain Square Cardinal Fund are also similar to those of The Cardinal Fund. Investment in issuers with less than three years of continuous operations is limited to 5% of the value of Fountain Square Cardinal Fund's total assets, as opposed to a 10% limitation for The Cardinal Fund, and the restriction relating to holdings of Cardinal or CMC officers and Trustees/directors applies to Fountain Square Funds and Fifth Third. Other additional non-fundamental investment limitations of Fountain Square Cardinal Fund include limitations on investing in restricted securities, investing in issuers whose securities are
owned by officers and   Trustees of Fountain Square Funds, engaging in
arbitrage transactions, purchasing securities for the purpose of exercising control, and investing in warrants.


         CARDINAL AGGRESSIVE GROWTH FUND AND FOUNTAIN SQUARE MID CAP FUND. The investment objective of Cardinal Aggressive Growth Fund is to seek appreciation of capital. The investment objective of Fountain Square Mid Cap Fund is to provide growth of capital, with income as a secondary objective. Neither of these investment objectives may be changed without the vote of the holders of a majority of the outstanding shares of the applicable Fund. The investment policies of these two Funds, except as otherwise noted, may be changed by that Fund's Board of Trustees without a vote of shareholders. Both Funds seek to achieve their objectives by investing primarily in common stocks and securities convertible into common stocks. Cardinal Aggressive Growth Fund invests in securities of companies having a market capitalization of at least $10 million and may invest up to 10% of its net assets in non-investment grade convertible debt securities, while Fountain Square Mid Cap Fund invests under normal market conditions at least 65% of its assets in securities of companies with market capitalizations (at the time of investment) between $100 million and $3 billion and is limited to investment grade convertible securities. As a result, the median market capitalization of Cardinal Aggressive Growth Fund is approximately $5.2 billion, while the median market capitalization of Fountain Square Mid Cap Fund is approximately $2.9 billion. Both Funds may invest in medium-grade securities (i.e., securities rated in the fourth highest rating category by a nationally recognized statistical rating organization ("NRSRO")). Both Funds may also invest up to 25% of their assets in American Depositary Receipts, enter into repurchase agreements, engage in options and futures transactions and, for temporary defensive purposes, invest in cash and various money market instruments, investment grade short-term debt securities, U.S. government securities and securities of other investment companies. Cardinal Aggressive Growth Fund may invest in REITs, although it does not currently do so, while Fountain Square Mid Cap Fund does not permit such investments. Fountain Square Mid Cap Fund may lend portfolio securities, invest up to 15% of its net assets in illiquid securities invest up to 10% of its net assets in restricted securities and engage in when-issued and delayed delivery transactions with respect to up to 20% of the value of its total assets. These types of transactions are not permitted for Cardinal Aggressive Growth Fund.


         Cardinal Aggressive Growth Fund has several fundamental investment limitations which may not be changed without a vote of the holders of a majority of the outstanding shares of the Fund. These limitations affect the ability of Cardinal Aggressive Growth Fund to purchase securities of any one issuer, purchase securities of any one or more issuers in the same industry, borrow money or issue senior securities, makes loans, purchase securities on margin, underwrite the securities issued by other persons, purchase or sell real estate, or purchase or sell commodities or commodities contracts. In addition, Cardinal Aggressive Growth Fund has several non-fundamental investment limitations which may be changed by the Cardinal Board of Trustees without shareholder approval. These limitations affect the ability of Cardinal Aggressive Growth Fund to invest in illiquid securities, purchase securities of other investment companies, engage in short sales, invest in issuers whose securities are owned
by officers and Trustees/directors of   Cardinal or CMC, mortgage or pledge the
Fund's assets, purchase participations or direct interests in oil, gas or other mineral exploration or development programs, or invest in securities of issuers which, together with any predecessors, have a record of less than three years' continuous operations.

         Fountain Square Mid Cap Fund has fundamental investment limitations which are substantially similar to those of Cardinal Aggressive Growth Fund. Fountain Square Mid Cap Fund's limitation on borrowing money or issuing senior securities, however, is less stringent in that it may borrow directly or through reverse repurchase agreements in amounts up to one-third of the value of its total assets as opposed to the 10% exception imposed on Cardinal Aggressive Growth Fund. Fountain Square Mid Cap Fund's ability to lend portfolio securities as an exception to the prohibition on making loans is limited to one-third of the value of its total assets, whereas Cardinal Aggressive Growth Fund has no specific percentage limitation. Fountain Square Mid Cap Fund also categorizes its restrictions on mortgaging, pledging or hypothecating assets and its restriction on engaging in short sales as fundamental investment limitations. Except with respect to those restrictions and investing in unseasoned issuers, the non-fundamental investment limitations of Fountain Square Mid Cap Fund are also similar to those of Cardinal Aggressive Growth Fund. Investment in issuers with less than three years of continuous operations is limited to 5% of the value of Fountain Square Mid Cap Fund's total assets, and the restriction relating to holdings of Cardinal or CMC officers or Trustees/directors applies to Fountain Square Funds and Fifth Third. Other additional non-fundamental investment limitations of Fountain Square Mid Cap Fund include limitations on investing in restricted securities, engaging in arbitrage transactions, purchasing securities for the purpose of exercising control, and investing in warrants.


         CARDINAL BALANCED FUND AND FOUNTAIN SQUARE BALANCED FUND. The investment objectives of Cardinal Balanced Fund are to seek current income and long-term growth of both capital and income. The investment objective of Fountain Square Balanced Fund is to pursue capital appreciation and income. Neither of these investment objectives may be changed without the vote of the holders of a majority of the outstanding securities of the applicable Fund. The investment policies of the two Funds, except as otherwise noted, may be changed by that Fund's Board of Trustees without a vote of shareholders. Both Funds seek to achieve their objectives by investing in diversified portfolios of common stocks, preferred stocks, securities convertible into common stocks, corporate fixed income securities, U.S. government securities and money market instruments. Each Fund, as a balanced fund, invests at least 25% of its assets in fixed income senior securities. Cardinal Balanced Fund also invests in certain foreign securities such as Yankee securities, Eurodollar securities, and supranational agency bonds, mortgage-related securities, including collateralized mortgage obligations ("CMOs"), and asset-backed securities. Cardinal Balanced Fund invests in securities of companies having a market capitalization of not less than $10 million and may invest up to 10% of its net assets in non-investment grade convertible debt securities, while Fountain Square Balanced Fund invests in securities of companies with market capitalizations between $100 million and $3 billion and is limited to investment grade convertible securities. Both Funds may also invest up to 25% of their assets in American Depositary Receipts, invest in restricted and illiquid securities, enter into repurchase agreements, engage in options and futures transactions, engage in when-issued and delayed delivery transactions and, for temporary defensive purposes, invest in cash and various money market instruments, U.S. government securities and securities of other investment companies. In addition, Cardinal Balanced Fund may invest in REITs, while Fountain Square Balanced Fund does not permit such investments. However, Fountain Square Balanced Fund may lend portfolio securities and enter into reverse repurchase agreements, while Cardinal Balanced Fund is not currently permitted to do so.


         Cardinal Balanced Fund has several fundamental investment limitations which may not be changed without a vote of the holders of a majority of the outstanding shares of the Fund. These limitations affect the ability of Cardinal Balanced Fund to purchase securities of any one issuer, purchase securities of any one or more issuers in the same industry, borrow money or issue senior securities, make loans, purchase securities on margin, underwrite the securities issued by other persons, purchase or sell real estate, or purchase or sell commodities or commodities contracts. In addition, Cardinal Balanced Fund has several non-fundamental investment limitations which may be changed by the Cardinal Board of Trustees without shareholder approval. These limitations affect the ability of Cardinal Balanced Fund to invest in illiquid securities, purchase securities of other investment companies, engage in short sales, invest in restricted securities, invest in issuers whose securities are owned by officers and Trustees/directors of Cardinal or CMC, mortgage or pledge the Fund's assets, purchase participations or direct interests in oil, gas or other mineral exploration or development programs, or invest in securities of issuers which, together with any predecessors, have a record of less than three years' continuous operations.

         Fountain Square Balanced Fund has fundamental investment limitations which are substantially similar to those of Cardinal Balanced Fund. Fountain Square Balanced Fund's limitation on borrowing money or issuing senior securities, however, is less stringent in that it may borrow directly or through reverse repurchase agreements in amounts up to one-third of the value of its total assets, as opposed to the 10% limitation imposed on Cardinal Balanced Fund. Fountain Square Balanced Fund's ability to lend portfolio securities as an exception to the prohibition on making loans is limited to one-third of the value of its total assets, whereas Cardinal Balanced Fund has no specific percentage limitations. Fountain Square Balanced Fund also categorizes its restrictions on mortgaging, pledging or hypothecating assets and engaging in short sales as fundamental investment limitations. Except with respect to those restrictions and investing in unseasoned issuers, the non-fundamental investment limitations of Fountain Square Balanced Fund are also similar to those of Cardinal Balanced Fund. Investment in issuers with less than three years of continuous operations is limited to 5% of the value of Fountain Square Balanced Fund's total assets, and the restriction relating to holdings of Cardinal or CMC officers or Trustees/directors applies to Fountain Square Funds and Fifth Third. Other additional non-fundamental investment limitations include limitations on engaging in arbitrage transactions, purchasing securities for the purpose of exercising control, and investing in warrants.

         CARDINAL GOVERNMENT OBLIGATIONS FUND AND FOUNTAIN SQUARE BOND FUND FOR INCOME. The investment objectives of Cardinal Government Obligations Fund are to maximize safety of capital and, consistent with such objective, earn the highest available current income obtainable from government securities. The investment objective of Fountain Square Bond Fund For Income is to provide a high level of current income. Neither of these investment objectives may be changed without the vote of the holders of a majority of the outstanding securities of the applicable Fund. The investment policies of the two Funds, except as otherwise noted, may be changed by that Fund's Board of Trustees without a vote of shareholders. Cardinal Government Obligations Fund seeks to achieve its objectives by investing, under normal market conditions, substantially all, but in no event less than 65% of its total assets in obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities. Fountain Square Bond Fund For Income pursues its investment objective by investing in a diversified portfolio of investment grade debt securities with remaining maturities of ten years or less. This includes corporate debt obligations, obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities, U.S. dollar-denominated issues of foreign corporations, foreign governments and foreign government agencies and CMOs. Under normal market conditions, Fountain Square Bond Fund For Income will invest at least 65% of its assets in fixed income debt securities rated at least Baa by Moody's Investors Service or BBB by Standard & Poor's. Both Funds may also invest in repurchase agreements, engage in options and futures transactions, engage in when-issued and delayed delivery transactions, and, for temporary defensive purposes, invest in cash and various money market instruments and securities of other investment companies. In addition, Fountain Square Bond Fund For Income may lend portfolio securities, enter into reverse repurchase agreements, invest up to 15% of its net assets in illiquid securities and invest up to 10% of its net assets in restricted securities. These activities are not permitted for Cardinal Governmental Obligations Fund.


         Cardinal Government Obligations Fund has several fundamental investment limitations which may not be changed without a vote of the holders of a majority of the outstanding shares of the Fund. These limitations affect the ability of Cardinal Government Obligations Fund to purchase securities of any one issuer, purchase securities of one or more issuers in the same industry, borrow money or issue senior securities, make loans, purchase securities on margin, underwrite securities issued by other persons, purchase or sell real estate, purchase or sell commodities or commodities contracts, mortgage, pledge or hypothecate the Fund's assets, or purchase participations or direct interests in oil, gas or other mineral exploration or development programs. In addition, Cardinal Government Obligations Fund has several non-fundamental investment limitations which may be changed by the Cardinal Board of Trustees. These limitations affect the ability of the Fund to invest in illiquid securities, purchase securities of other investment companies, engage in short sales, and invest in issuers whose securities are owned by officers and Trustees/directors of Cardinal or CMC.

         Fountain Square Bond Fund For Income has fundamental investment limitations which are substantially similar to those of Cardinal Government Obligations Fund. Fountain Square Bond Fund For Income's limitation on borrowing money or issuing senior securities, however, is less stringent in that it may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its total assets as opposed to the 10% exception available to Cardinal Government Obligations Fund. Fountain Square Bond Fund For Income also categorizes its restriction on engaging in short sales as a fundamental investment limitation. Except with respect to that restriction, Fountain Square Bond Fund For Income's non-fundamental investment limitations are also similar to those of Cardinal Government Obligations Fund. The restriction relating to holdings of Cardinal and CMC officers or Trustees/directors applies to Fountain Square Funds and Fifth Third. Other additional non-fundamental investment limitations of Fountain Square Bond Fund For Income include limitations on purchasing participations or direct interests in oil, gas or other mineral exploration or development programs, engaging in arbitrage transactions and purchasing securities for the purpose of exercising control.

         CARDINAL GOVERNMENT SECURITIES MONEY MARKET FUND AND FOUNTAIN SQUARE GOVERNMENT CASH RESERVES FUND. The investment objectives of Cardinal Government Securities Money Market Fund are to maximize current income while preserving capital and maintaining liquidity. The investment objective of Fountain Square Government Cash Reserves Fund is high current income consistent with stability of principal and liquidity. Neither of these investment objectives may be changed without the vote of the holders of a majority of the outstanding securities of the applicable Fund. The investment policies of the two Funds, except as otherwise noted, may be changed by that Fund's Board of Trustees without a vote of shareholders. Both Funds seek to achieve their objectives by investing primarily in a portfolio of short-term securities issued or guaranteed by the U.S. government, its agencies or instrumentalities. Cardinal Government Securities Money Market Fund may also invest in repurchase agreements relating to such obligations. Fountain Square Government Cash Reserves Fund presently intends to limit its investments in only those U.S. government securities whose interest is generally exempt from personal income tax in the various states if owned directly. Both Funds may engage in when-issued and delayed delivery transactions and invest in securities of other investment companies, although Fountain Square Government Cash Reserves Fund may only invest in other investment companies for temporary defensive purposes.

         Cardinal Government Securities Money Market Fund has several fundamental investment limitations which may not be changed without a vote of the holders of a majority of the outstanding shares of the Fund. These limitations affect the ability of Cardinal Government Securities Money Market Fund to purchase securities of any one issuer, purchase securities of one or more issuers in the same industry, make loans, borrow money or issue senior securities, pledge, mortgage or hypothecate securities, underwrite securities issued by other persons, purchase or sell real estate, purchase or sell commodities or commodities contracts, purchase participations or other direct interests in oil, gas or other mineral exploration or development programs, or purchase securities on margin. In addition, Cardinal Government Securities Money Market Fund has several non-fundamental investment limitations which may be changed by the Cardinal Board of Trustees without shareholder approval. These limitations affect the ability of Cardinal Government Securities Money Market Fund to invest in illiquid securities, purchase securities of other investment companies, engage in short sales, invest in illiquid or restricted securities, or invest in issuers whose securities are owned by officers and Trustees/directors of Cardinal or CMC.


         Fountain Square Government Cash Reserves Fund has fundamental investment limitations which are similar to those of Cardinal Government Securities Money Market Fund. Fountain Square Government Cash Reserves Fund's limitation on borrowing money or issuing senior securities, however, is less stringent in that it may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its total assets as opposed to the 10% exception available to Cardinal Government Securities Money Market Fund. Fountain Square Government Cash Reserves Fund also categorizes its restriction on engaging in short sales as a fundamental investment limitation and has not adopted any specific restrictions relating to investment in the securities of any one issuer or any one industry or with respect to purchases of sales of real estate, commodities or oil, gas or mineral exploration or development programs. These limitations would generally not apply to the U.S. government securities in which the Funds invest. The non-fundamental investment limitations of Fountain Square Government Cash Reserves Fund are also similar to those of Cardinal Government Securities Money Market Fund, except that, for the same reasons explained above with respect to its fundamental investment restrictions, Fountain Square Government Cash Reserves Fund has not adopted specific restrictions on investing in restricted securities or securities owned by officers or Trustees/directors of FSF or Fifth Third.

         CARDINAL TAX EXEMPT MONEY MARKET FUND AND FOUNTAIN SQUARE TAX EXEMPT

         MONEY MARKET FUND. The investment objectives of both Cardinal Tax Exempt Money Market Fund and Fountain Square Tax Exempt Money Market Fund are to maximize current income exempt from federal income tax while preserving capital and maintaining liquidity. Neither Fund may change its investment objective without a vote of the holders of a majority of the holders of the outstanding shares of the applicable Fund. The investment policies of the two Funds, except as otherwise noted, may be changed by that Fund's Board of Trustees without a vote of shareholders. Both Funds seek to achieve their objectives by investing primarily in a portfolio of high-grade short-term municipal bonds and notes, including participation interests in such obligations, tax-exempt commercial paper and tax-exempt short-term discount notes. Each of the Funds intends to invest, under normal market conditions, at least 80% of its net assets in a diversified portfolio of municipal securities, the interest on which is both exempt from federal income tax and is not treated as a preference item for purposes of federal alternative minimum tax. Both Funds may invest in variable rate securities, enter into repurchase agreements, engage in when-issued and delayed delivery transactions, and, for temporary defensive purposes, invest in taxable money market securities. Both Funds may invest in securities of other investment companies, although Fountain Square Tax Exempt Money Market Fund may only do so for temporary defensive purposes.

         Cardinal Tax Exempt Money Market Fund has several fundamental investment limitations which may not be changed without a vote of the holders of a majority of the outstanding shares of the Fund. These limitations affect the ability of Cardinal Tax Exempt Money Market Fund to purchase securities of any one issuer, purchase securities of one or more issuers in the same industry, make loans, borrow money or issue senior securities, pledge, mortgage or hypothecate securities, underwrite securities issued by other persons, purchase or sell real estate, purchase or sell commodities or commodities contracts, purchase securities on margin, engage in options transactions, purchase participations or other direct interests in oil, gas or other mineral exploration or development programs, or purchase securities which are subject to federal income tax. In addition, Cardinal Tax Exempt Money Market Fund has several non-fundamental investment limitations which may be changed by the Cardinal Board of Trustees. These limitations affect the ability of Cardinal Tax Exempt Money Market Fund to invest in illiquid securities, purchase securities of other investment companies, engage in short sales, invest in restricted securities, or invest in issuers whose securities are owned by officers and Trustees/directors of Cardinal or CMC.

         Fountain Square Tax Exempt Money Market Fund has fundamental investment limitations which are substantially similar to those of Cardinal Tax Exempt Money Market Fund, except that Fountain Square Tax Exempt Money Market Fund has not adopted a specific policy restricting the maximum percentage for investment in securities subject to federal income taxation. Cardinal Tax Exempt Money Market Fund limits its maximum investment in taxable securities to 20% of its assets. The non-fundamental investment limitations of Fountain Square Tax Exempt Money Market Fund are also similar to those of Cardinal Tax Exempt Money Market Fund. An additional non-fundamental investment limitation is a limitation on investing in issuers with less than three years of continuous operations. Fountain Square Tax Exempt Money Market Fund's limitation on borrowing money and issuing senior securities is less stringent than the Cardinal Tax Exempt Money Market Fund in that it may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its total assets as opposed to the 10% exceptions for Cardinal Tax Exempt Money Market Fund. Fountain Square Tax Exempt Money Market Fund also categorizes its restriction on engaging in short sales as a fundamental investment limitation.

         RISK FACTORS. Because of the similarities of the investment objectives, policies and restrictions of the Cardinal Funds and their corresponding Fountain Square Funds, an investment in a Fountain Square Fund involves risks that are similar to those of the corresponding Cardinal Fund. In the case of Fountain Square Cardinal Fund and Fountain Square Mid Cap Fund, the investment risks, in general, are those typically associated with investing in a portfolio of common stocks. Since equity markets tend to be cyclical, the possibility exists that common stocks could decline over short or even extended periods of time. Because these Funds invest in both small and medium capitalization stocks, there are some additional risk factors associated with investment in the Funds. For small or unseasoned companies, stocks tend to be more thinly traded and therefore subject to more abrupt or erratic price movements than larger, well-established companies. In general, stocks in the small and medium capitalization sectors of the United States equity market tend to be more volatile in price than larger capitalization stocks, such as those included in the Standard & Poor's 500 Index (the "S&P 500). Investors should expect Fountain Square Cardinal Fund and Fountain Square Mid Cap Fund to be more volatile than, and may fluctuate independently of, broad stock market indices such as the S&P 500.


         In the case of Fountain Square Bond Fund For Income, the investment risks, in general, are those typically associated with investing in a portfolio of investment grade fixed income securities, including corporate bonds. Fixed income securities are subject to credit risk and market risk. Market risk relates to changes in the value of a security as a result of changes in interest rates. Credit risk relates to the ability of the issuer to make payments of principal and interest. Because Fountain Square Bond Fund For Income invests in a variety of corporate debt obligations, in additional to government obligations and mortgage-related securities, it will be subject to greater credit risk than Cardinal Government Obligations Fund. The mortgage-related securities, including collateralized mortgage obligations ("CMOs") in which both Funds invest subject them to prepayment risk. Cardinal Government Obligations Fund invests primarily in mortgage-related securities and therefore is subject to greater prepayment risk than Fountain Square Bond Fund For Income.


         In the case of Fountain Square Balanced Fund, the investment risks are those typically associated with investing in a portfolio of both common stocks and investment grade fixed income securities.

         With respect to Fountain Square Government Cash Reserves Fund and Fountain Square Tax Exempt Money Market Fund, the investment risks, in general, are those typically associated with investing in a portfolio of high quality money market instruments. In addition, these Money Market Funds attempt to maintain a stable net asset value of $1.00, although there is no assurance that they will be able to do so. For Fountain Square Tax Exempt Money Market Fund, the characteristics of short-term municipal securities are such that the price stability and liquidity of the Fund may not be equal to that of a money market fund which exclusively invests in taxable money market instruments.

         As discussed above, several of the Fountain Square Funds may engage in when-issued and delayed delivery transactions. These transactions are arrangements in which a Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause a Fund to miss a price or yield considered to be advantageous. In addition, because settlement dates may be a month or more after entering into the transaction, a Fund may pay more or less than the market value of the securities on the settlement date.

         Lending portfolio securities also entails certain risks. Although the Fountain Square Funds will only enter into loan arrangements with certain approved broker/dealers, banks or other institutions and will receive no less than 100% collateral on the securities loaned, there is the risk that loaned securities may not be available to the lending Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities files for bankruptcy or becomes insolvent, disposition of the securities may be delayed pending court action.

         The use of futures and options successfully will depend on the ability of Fifth Third to predict pertinent market movements, and Fifth Third could be incorrect in its expectations. In these events, a Fund could lose money on the futures or option contract. In addition, where futures or options are imperfectly correlated or not correlated at all with the related security, use of futures and options for hedging purposes may not have the desired effect. Finally, a Fund may not be able to close out a futures or options position where no secondary market for such futures or options exists.

         All of the Cardinal Funds and Fountain Square Funds may invest in repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell U.S. government securities or other securities to the Funds and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the original seller does not repurchase the securities from a Fund, that Fund could receive less than the repurchase price on any sale of such securities.

         CMOs and other mortgage-related securities in which certain of the Cardinal Funds and Fountain Square Funds may invest provide for a periodic payment consisting of both principal and interest. These securities are often subject to higher prepayment risks than most other types of debt instruments. Prepayment risks on mortgage-related securities tend to increase during periods of declining mortgage interest rates, because many borrowers refinance their mortgages to take advantage of the more favorable rates. Depending upon market conditions, the yield that a Fund receives from the reinvestment of such prepayments, or any scheduled principal payments, may be lower than the yield ohn the original mortgage-related security. Prepayments may result in a capital loss to a fund to the extent that the prepaid mortgage securities were purchased at a market premium over their stated principal amount. Conversely, the prepayment of mortgage securtities purchased at a market discount from their stated principal amount will accelerate the recognition of interest income by a Fund, which would be taxed as ordinary income when distributed to the shareholders.

         Several of the Cardinal Funds and Fountain Square Funds may invest in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities. Some obligations issued or guaranteed by the U.S. government are backed by the full faith and credit of the U.S. Treasury. No assurances can be given that the U.S. government will provide financial support or other agencies or instrumentalities, since it is not obligated to do so.



                          OTHER COMPARATIVE INFORMATION

         PURCHASE AND REDEMPTION INFORMATION, EXCHANGE PRIVILEGES, DISTRIBUTION AND PRICING. Investor Shares of the Cardinal Funds are sold on a continuous basis by its principal underwriter, The Ohio Company, and may be purchased at the public offering price through The Ohio Company and National Association of Securities Dealers, Inc. ("NASD") member broker-dealers having sales agreements with The Ohio Company. The public offering price of Investor Shares is the net asset value per share next computed after receipt of an order, plus a sales charge of 4.50%. The amount of the sales charge is reduced incrementally on purchases of $100,000 or more, depending upon the amount of the purchase, with a minimum sales charge of 0.50% charged for purchases of $1,000,000 or more as follows:


                                                 AS A PERCENTAGE OF OFFERING PRICE               SALES CHARGE AS A
                                                 ---------------------------------             PERCENTAGE OF THE NET
AMOUNT OF SINGLE TRANSACTION                 SALES CHARGE         DEALER'S CONCESSION            AMOUNT INVESTED
----------------------------                 ------------         -------------------            ---------------
Less than $100,000.....................         4.50%                    4.00%                         4.71%

$100,000 but less than $250,000........         3.50%                    3.00%                         3.63%

$250,000 but less than $500,000........         2.50%                    2.00%                         2.56%

$500,000 but less than $1,000,000......         1.50%                    1.00%                         1.52%

$1,000,000 or more.....................         0.50%                    0.40%                         0.50%




         Sales charges are not imposed on purchases of Investor Shares by (i) officers, trustees and employees of Cardinal, (ii) full-time employees of The Ohio Company or CMC who have been such for at least 90 days or by qualified retirement plans for such persons, or (iii) accounts with respect to which The Ohio Company serves as either trustee or as investment advisor. Any applicable sales charge may also be substantially reduced through quantity discounts, such as rights of accumulation, letters of intent or concurrent purchases.

         Institutional Shares of the Cardinal Funds are sold on a continuous basis through procedures established by The Ohio Company in connection with accounts for which banks, broker-dealers, savings and loan associations, trust companies, qualified investment advisors and certain other financial institutions serve in a fiduciary capacity on behalf of customers or beneficiaries. The public offering price of Institutional Shares of the Cardinal Funds is the net asset value per share next computed after receipt of an order, without a sales charge.

         Shares of the Cardinal Money Market Funds are also sold on a continuous basis by The Ohio Company without a sales charge at the net asset value next determined after an order is received.


         The minimum initial investment for Investor Shares of The Cardinal Fund, Cardinal Aggressive Growth Fund, Cardinal Balanced Fund and Cardinal Government Obligations Fund and for shares of the Cardinal Money Market Funds is $1,000. Subsequent investments must be in amounts of at least $50 except for shares of the Cardinal Money Market Funds which must be in amounts of at least $100. There is no minimum investment for Institutional Shares of The Cardinal Fund, Cardinal Aggressive Growth Fund, Cardinal Balanced Fund or Cardinal Government Obligations Fund. Purchase orders for shares of the Cardinal Funds are effected on any "business day," that is, a day on which the New York Stock Exchange is open for business, (other than a day on which no shares of that Cardinal Fund are tendered for redemption and no order to purchase shares of that Cardinal Fund is received), and such other days on which there is a sufficient degree of trading in a Fund's portfolio securities that such Fund's net asset value might be materially affected by changes in the value of the portfolio securities.


         Investors may purchase shares of the Cardinal Funds by Federal Funds Wire or by mail. Cardinal also offers an Automatic Investment Plan, pursuant to which investors may make automatic monthly or quarterly investments in any of the Cardinal Funds. Cardinal reserves the right to reject any purchase request in whole or in part.

         Investors may redeem shares of the Cardinal Funds by mail or telephone. In addition, Cardinal offers a Systematic Withdrawal Plan, pursuant to which holders of Investor Shares of The Cardinal Fund, Cardinal Balanced Fund and Cardinal Aggressive Growth Fund with accounts valued at over $10,000, holders of Investor Shares of Cardinal Government Obligations Fund with accounts valued at over $25,000, and holders of shares of the Cardinal Money Market Funds may make automatic periodic withdrawals from any of their Cardinal Fund holdings. By Automatic Withdrawal, Cardinal shareholders may elect to have the proceeds from redemptions transmitted to an authorized bank account. The Cardinal Money Market Funds also offer check writing redemption and expedited redemption features. The Cardinal Funds redeem shares at their net asset value next determined after CMC receives the redemption request. Redemptions are made on days on which the shares of the Cardinal Funds compute their net asset value.

         Shareholders may exchange Investor Shares or Institutional Shares of any of the Cardinal Funds for shares of the same class of any of the other Cardinal Funds. In addition, shares of the Cardinal Money Market Funds may be exchanged for Investor Shares or, assuming the owner qualifies, for Institutional Shares of any of the other Cardinal Funds. When exchanging into and out of Investor Shares of the Cardinal Funds, shareholders who have paid an equal or greater sales charge once, or have had sales charges waived, will not have to pay a sales charge on an exchange.

         Investment A Shares of the Fountain Square Funds are sold on a continuous basis by BISYS, and may be purchased through a financial institution or directly through BISYS. The public offering price of Investment A Shares of the Fountain Square Non-Money Market Funds is the net asset value per share next computed after receipt of an order, plus a maximum sales charge of 4.50%. No sales charge is imposed upon purchases of any of the Fountain Square Money Market Funds. The amount of any sales charge is reduced incrementally on purchases of $50,000 or more depending upon the amount of the purchase, with no sales charge being charged on purchases of $500,000 or more as follows:

                                                 AS A PERCENTAGE OF OFFERING PRICE
                                                 ---------------------------------               SALES CHARGE AS A
                                                                                               PERCENTAGE OF THE NET
AMOUNT OF SINGLE TRANSACTION                 SALES CHARGE         DEALER'S CONCESSION             AMOUNT INVESTED
----------------------------                 ------------         -------------------          ---------------------
Less than $50,000......................         4.50%                    3.83%                         4.71%

$50,000 but less than $100,000.........         4.00%                    3.40%                         4.17%

$100,000 but less than $150,000........         3.00%                    2.55%                         3.09%

$150,000 but less than $250,000........         2.00%                    1.70%                         2.04%

$250,000 but less than $500,000........         1.00%                    0.85%                         1.01%

$500,000 or more.......................         0.00%                    0.00%                         0.00%




         Sales charges will not be applicable to: (i) reinvestment of dividends and distributions; (ii) purchases by directors, officers and employees of FSF's distributor and of broker-dealers having agreements with FSF's distributor pertaining to the sale of Investment A Shares; (iii) purchases by members of FSF's Board of Trustees; and (iv) purchases by officers, directors, employees and retirees of Fifth Third Bancorp and their spouses and children under 21. Any applicable sales charge may also be substantially reduced through quantity discounts, such as rights of accumulation, letters of intent, or concurrent purchases, as well as through participation in certain programs offered by Fifth Third, and purchases with proceeds from redemptions of any unaffiliated mutual fund shares. No sales charge will be imposed, however, on Investment A Shares of the Fountain Square Funds issued in the Reorganization.

         Institutional Shares of the Fountain Square Funds are sold on a continuous basis by BISYS without a sales charge at the net asset value next determined after an order is received. Institutional Shares are only offered to clients of Fifth Third Bank who make purchases through Fifth Third's Trust Department, certain qualified employee benefit plans under the Internal Revenue Code, and broker-dealers, investment advisors, financial planners and other financial institutions who place trades for their own accounts or the accounts of their clients for a management, consulting or other fee.

         The minimum initial investment for each of the Fountain Square Funds is $1,000. The minimum investment for subsequent purchases is $50. Purchase orders for shares of Fountain Square Funds are effected on any day on which the New York Stock Exchange and the Federal Reserve Bank of Cleveland are open for business. Investors may purchase Investment A Shares of the Fountain Square Funds by Federal Funds Wire or by mail. In addition, FSF offers a Systematic Investment Program, pursuant to which investors may make automatic periodic investments in any of the Fountain Square Funds. FSF reserves the right to reject any purchase request in whole or in part.

         Investors may redeem Investment A Shares of the Fountain Square Funds by mail and telephone. Holders of Institutional Shares may redeem all or part of their shares in accordance with procedures governing their accounts at such institutions. In addition, FSF offers a Systematic Withdrawal Program, pursuant to which investors with accounts valued at over $10,000 may make automatic period withdrawals from any of their Fountain Square Fund holdings. FSF reserves the right to redeem accounts involuntarily, upon 30 days' written notice, if the account's net asset value falls below $1,000 as a result of redemptions. Redemption orders are effected at the net asset value per share next determined after receipt and acceptance of the order by the distributor. FSF reserves the right to send redemption proceeds within seven days after receiving the redemption order if, in its judgment, an earlier payment could adversely affect the Fund.

         Shareholders may exchange Investment A Shares or Institutional Shares of any of the Fountain Square Funds for shares of the same class of any of the other Fountain Square Funds, including those not described in this Combined Proxy Statement/Prospectus. When exchanging into and out of Investment A Shares of the Fountain Square Funds, shareholders who have paid a sales charge once upon purchasing Investment A Shares of any Fountain Square Fund will not have to pay a sales charge again on an exchange. Exchanges of Investment A Shares of any of the Fountain Square Non-Money Market Funds received in the Reorganization may be exchanged for Investment A Shares of any of the other Fountain Square Funds without the imposition of a sales charge. Any exchange must satisfy the requirements relating to the minimum initial investment in the particular Fountain Square Fund.

         Each of The Cardinal Fund, Cardinal Aggressive Growth Fund and Cardinal Balanced Fund declares dividends and makes distributions with such frequency and in such amounts as Cardinal from time to time shall determine. It is the policy of each of these Funds to distribute, at least annually, substantially all of its net investment income and to distribute annually any net realized gains. Cardinal Government Obligations Fund declares dividends daily consisting of net investment income and pays such dividends monthly. Dividends consisting of long-term capital gains normally will be distributed only once annually. Each of the Cardinal Money Market Funds declares dividends daily consisting of interest accrued on the portfolio plus realized net short-term capital gains or losses due to portfolio transactions, less the accrued expenses of the Fund and pays such dividends monthly.


         Each of Fountain Square Cardinal Fund, Fountain Mid Cap Fund and Fountain Square Balanced Fund declares and pays dividends quarterly. Fountain Square Bond Fund For Income declares and pays dividends monthly. Each of Fountain Square Government Cash Reserve Fund and Fountain Square Tax Exempt Money Market Fund declare dividends daily and pay dividends monthly. In all cases dividends are declared just prior to determining net asset value. Capital gains realized by a Fountain Square Fund, if any, will be distributed at least once every 12 months.


         Both FSF and Cardinal determine net asset value for the Non-Money Market Funds as of the close of regular trading on the New York Stock Exchange, normally 4:00 p.m. (Eastern Time). For the Money Market Funds, FSF determines net asset value as of 4:00 p.m. (Eastern time), while Cardinal determines net asset value as of 12:00 p.m. (Eastern time). In all cases, net asset value per share is determined on each day on which the New York Stock Exchange is open for trading (and on certain other days as noted above). Currently, the New York Stock Exchange is closed on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day.


         Net asset value per share for each class of each of the Fountain Square Funds and the Cardinal Funds for purposes of pricing sales and redemptions is calculated by dividing the value of all securities and other assets attributable to the applicable class of the Fund, less the liabilities attributable to the class of shares of that Fund, divided by the number of outstanding shares of the Fund attributable to that class. The Non-Money Market Funds are valued based on the market values of securities held by such Funds determined in accordance with procedures adopted by the Board of Trustees. The Money Market Funds are valued based on the amortized cost method provided for under Rule 2a-7 of the 1940 Act.

         OTHER INFORMATION. Financial highlights, information relating shareholder rights and general information relating to Cardinal and FSF and management of each of the Cardinal Funds and Fountain Square Funds is contained in the Prospectuses for the applicable Funds incorporated by reference herein. Management's discussion of performance for each of the Cardinal Funds and Fountain Square Funds is contained in the Cardinal and FSF Annual Reports and FSF Semi-Annual Report incorporated by reference herein.

         FSF and Cardinal are registered as open-end management investment companies under the 1940 Act. Currently, FSF offers sixteen investment portfolios and Cardinal offers six investment portfolios. FSF was organized as a Massachusetts business trust on September 15, 1988 and is subject to the provisions of its Declaration of Trust and By-Laws. Cardinal is organized as an Ohio business trust and is subject to Ohio law governing business trust and to the provisions of its Declaration of Trust and By-Laws.

         As discussed below, shareholders of the Cardinal Funds are entitled to one vote for each dollar of value invested and a proportionate fractional vote for any fraction of a dollar invested, and will vote in the aggregate and not by series or class except as otherwise expressly required by law. Since the Reorganization must be approved individually with respect to each Cardinal Fund, shareholders will vote on a Fund by Fund basis and not by class for purposes of approving the Reorganization Agreement.

         By contrast, shareholders of the Fountain Square Funds are each entitled to one vote for each one share held. All shares of each Fountain Square Fund have equal voting rights, except that in matters affecting only a particular Fund or class, only shares of that Fund or class are entitled to vote.

         None of the shares of the Cardinal Funds or the Fountain Square Funds have any pre-emptive or conversion rights.

         Each share of a Cardinal Fund and a Fountain Square Fund represents an equal proportionate interest in that particular Fund with other shares of the same Fund and is entitled to cash dividends and distributions earned on such shares as are declared.

         Under Massachusetts law, shareholders of the Fountain Square Funds could, under certain circumstances, be held personally liable for the obligations of FSF. FSF's Declaration of Trust, however, provides indemnification and reimbursement of expenses from FSF assets for all shareholders against liability arising solely by reason of having been a shareholder.

         Under Section 1746.13, Ohio Revised Code, liability to third persons for any act, omission or obligation of an Ohio business trust, such as Cardinal, which has made its requisite filings with the Ohio Secretary of State is limited to trust assets and no such liability shall attach to the trustees, officers, employees, agents or shareholders of the business trust. In addition, Cardinal's Declaration of Trust provides for indemnification of shareholders from trust assets similar to that provided by FSF.

         Trustees and officers of FSF, pursuant to FSF's Declaration of Trust, and Trustees and officers of Cardinal, pursuant to Cardinal's Declaration of Trust, shall only be liable for the willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee or officer, as the case may be, and for nothing else.



         The foregoing is only a summary. Shareholders may obtain copies of the Declaration of Trust and By-Laws of FSF and the Declaration of Trust and By-Laws of Cardinal from FSF upon written request at the address shown on the cover page of this Combined Proxy Statement/Prospectus.

                     INFORMATION RELATING TO VOTING MATTERS

         GENERAL INFORMATION. This Combined Proxy Statement/Prospectus is being furnished in connection with the solicitation of proxies by Cardinal's Board of Trustees in connection with the Special Meeting. Cardinal has engaged Automatic Data Processing Investor Communication Services ("ADP") to assist it in this proxy solicitation at an estimated cost of $42,393. It is expected that the solicitation of proxies will be primarily by mail. Officers and service contractors of Cardinal, including representatives from ADP, may also solicit proxies by telephone, electronic mail or personal interview. The costs of this proxy solicitation are being borne by Fifth Third.


         Shares represented by proxies, unless previously revoked, will be voted at the Special Meeting in accordance with the instructions of the shareholders. If no instructions are given and the proxy is properly executed, dated and returned to Cardinal, the proxy returned will be voted in favor of the proposal. To revoke a proxy, the shareholder giving such proxy must either submit to Cardinal a subsequently dated proxy, deliver to Cardinal a written notice of revocation or otherwise give notice of revocation in open meeting, in all cases prior to the exercise of the authority granted in the proxy.

         Only shareholders of record at the close of business on May 12, 1998, will be entitled to vote at the Special Meeting. On that date there were outstanding and entitled to be voted 16,740,236 Investor Shares and 1,804,845 Institutional Shares of The Cardinal Fund, 660,413 Investor Shares and 267,857 Institutional Shares of Cardinal Aggressive Growth Fund, 1,232,756 Investor Shares and 151,740 Institutional Shares of Cardinal Balanced Fund, 13,763,511 Investor Shares and 725,419 Institutional Shares of Cardinal Government Obligations Fund, 531,967,297 shares of Cardinal Government Securities Money Market Fund, and 58,775,066 shares of Cardinal Tax Exempt Money Market Fund. As of such time, the net asset values of each share of the Cardinal Funds were as follows: The Cardinal Fund, $17.83 per Investor Share and $ 17.84 per Institutional Share; Cardinal Aggressive Growth Fund, $ 14.31 per Investor Share and $ 14.31 per Institutional Share; Cardinal Balanced Fund $ 13.93 per Investor Share and $ 13.93 per Institutional Share; Cardinal Government Obligations Fund, $ 8.21 per Investor Share and $ 8.22 per Institutional Share; Cardinal Government Securities Money Market Fund, $1.00 per share; and Cardinal Tax Exempt Money Market Fund, $1.00 per share. Shareholders of the Cardinal Funds are entitled to one vote for each dollar of value invested and a proportionate fractional vote for any fraction of a dollar invested. Shareholders of each Cardinal Fund will vote as a Fund, and not in the aggregate with other shareholders of Cardinal, for purposes of approving the Reorganization Agreement with respect to that particular Fund. For information on adjournment of the Special Meeting, see "Quorum" below.


         SHAREHOLDER AND BOARD APPROVALS. The Reorganization Agreement (and the transactions contemplated thereby) are being submitted for approval at the Special Meeting by a majority of all votes attributable to the outstanding shares of The Cardinal Fund, Cardinal Aggressive Growth Fund, Cardinal Balanced Fund, Cardinal Government Obligations Fund, Cardinal Government Securities Money Market Fund and Cardinal Tax Exempt Money Market Fund in accordance with the provisions of Cardinal's Declaration of Trust and the requirements of the 1940 Act. The term "majority of all votes attributable to the outstanding shares" of a Cardinal Fund as used herein means the lesser of (a) 67% of all votes attributable to the outstanding shares of the particular Cardinal Fund present at the Special Meeting if the holders of more than 50% of the shares of such Cardinal Fund are present in person or by proxy, or (b) more than 50% of the votes attributable to the outstanding shares of such Fund.

         In tallying shareholder votes, abstentions and broker non-votes (i.e., proxies sent in by brokers and other nominees that cannot be voted on a proposal because instructions have not been received from the beneficial owners) will be counted for purposes of determining whether or not a quorum is present for purposes of convening the Special Meeting. On the Reorganization proposal, abstentions and broker non-votes will be considered to be a vote against the Reorganization proposal.

         The vote of the shareholders of the corresponding Fountain Square Funds is not being solicited because their approval or consent is not necessary for the Reorganization to be consummated.


         As of May 12, 1998, The Ohio Company, 155 East Broad Street, Columbus, Ohio 43215, was the only shareholder of record who owned 5% or more of any class of shares of the Cardinal Funds. The estimated percentage share ownership of the corresponding Fountain Square Fund shares to be owned by The Ohio Company upon consummation of the Reorganization, based upon its holdings and outstanding shares as of May 12, 1998, is as follows:

===============================================================================================================================
                                                                                                            ESTIMATED
                                                                                                           PERCENTAGE OF
                                                                                       PERCENTAGE             FOUNTAIN
                                                                    PERCENTAGE          OF TOTAL           SQUARE FUND TO
CARDINAL FUND                                   CLASS OF             OF CLASS            SHARES            BE OWNED AFTER
                                              SHARES OWNED            OWNED               OWNED            REORGANIZATION
-------------------------------------------------------------------------------------------------------------------------------
The Cardinal Fund                         Institutional Shares        73.2%               7.1%                7.1%
-------------------------------------------------------------------------------------------------------------------------------
Cardinal Aggressive Growth Fund           Institutional Shares        91.6%              26.4%                1.4%
-------------------------------------------------------------------------------------------------------------------------------
Cardinal Balanced Fund                    Institutional Shares        92.5%              10.1%                1.1%
-------------------------------------------------------------------------------------------------------------------------------
Cardinal Government Obligations
Fund                                      Institutional Shares        75.2%               3.8%                1.5%
-------------------------------------------------------------------------------------------------------------------------------
Cardinal Government Securities
Money Market Fund                                       Shares         9.6%               9.6%                5.9%
-------------------------------------------------------------------------------------------------------------------------------
Cardinal Tax Exempt Money
Market Fund                                             Shares        11.6%              11.6%               11.6%
===============================================================================================================================


         As of May 12, 1998, Fifth Third Bank, 38 Fountain Square Plaza, Cincinnati, Ohio 45263, a subsidiary of Fifth Third Bancorp, was the only shareholder of record who owned more than 5% of any class of shares of the Fountain Square Funds. As a result, Fifth Third Bank may be deemed to control one or more Fountain Square Funds. The estimated share ownership upon consummation of the Reorganization based upon Fifth Third Bank's holdings and outstanding shares as of May 12, 1998 is as follows:


===============================================================================================================================
                                                                                                             ESTIMATED
                                                                                                           PERCENTAGE OF
                                                                                       PERCENTAGE             FOUNTAIN
                                                                    PERCENTAGE          OF TOTAL           SQUARE FUND TO
FOUNTAIN SQUARE FUND                            CLASS OF             OF CLASS            SHARES            BE OWNED AFTER
                                              SHARES OWNED            OWNED               OWNED            REORGANIZATION
-------------------------------------------------------------------------------------------------------------------------------
Fountain Square Mid Cap Fund               Investment A Shares       88.2%                87.8%               86.9%
-------------------------------------------------------------------------------------------------------------------------------
Fountain Square Balanced Fund              Investment A Shares       73.7%                72.1%               69.7%
-------------------------------------------------------------------------------------------------------------------------------
Fountain Square Bond Fund
For Income                                 Investment A Shares       98.7%                98.6%               59.7%
-------------------------------------------------------------------------------------------------------------------------------
Fountain Square Government Cash
Reserves Fund                              Investment A Shares      100.0%                57.2%               22.5%
===============================================================================================================================


         As of May 12, 1998, there were no shareholders of Fountain Square Cardinal Fund and Fountain Square Tax Exempt Money Market Fund and neither Fund had any assets. Accordingly, the ownership interests of shareholders of The Cardinal Fund in Fountain Square Cardinal Fund, and the ownership interests of shareholders of Cardinal Tax Exempt Money Market Fund in Fountain Square Tax Exempt Money Market Fund will not materially change upon consummation of the Reorganization.

         As of May 12, 1988, Fifth Third Bank was the only shareholder of record who owned 5% or more of the Fountain Square Funds not involved in the Reorganization as follows:

                                                    INVESTMENT A SHARES              PERCENTAGE OF
FUND                                              PERCENTAGE OF OWNERSHIP           TOTAL SHARES OWNED
----                                              -----------------------           ------------------
Fountain Square Quality Growth Fund                       85.0%                            83.7%
Fountain Square Equity Income Fund                        93.9%                            93.5%
Fountain Square International Equity Fund                 96.7%                            96.1%
Fountain Square Quality Bond Fund                         92.3%                            92.1%
Fountain Square U.S. Government Securities Fund           90.9%                            90.7%
Fountain Square Municipal Bond Fund                       99.9%                            99.9%
Fountain Square Ohio Tax Free Bond Fund                   88.2%                            88.0%
Fountain Square Commercial Paper Fund                    100.0%                            91.5%
Fountain Square Treasury Fund                            100.0%                           100.0%

         As of May 12, 1998, the trustees and officers of Cardinal, as a group, owned less than 1% of the outstanding shares of each of the Cardinal Funds. As of May 12, 1998, the trustees and officers of FSF owned less than 1% of the outstanding shares of each of the corresponding Fountain Square Funds.


         APPRAISAL RIGHTS. Shareholders are not entitled to any rights of share appraisal under Cardinal's Declaration of Trust or under the laws of the State of Ohio in connection with the Reorganization. Shareholders do, however, have the right to redeem from Cardinal their Cardinal Funds shares at net asset value until the business day immediately preceding the Closing Date of the Reorganization. Thereafter, shareholders may redeem from FSF the Fountain Square Funds shares acquired by them in the Reorganization at net asset value.

         QUORUM. In the event that a quorum is not present at the Special Meeting, or in the event that a quorum is present at the Special Meeting but sufficient votes to approve the Reorganization Agreement and the transactions contemplated thereby are not received, the persons named as proxies may propose one or more adjournments of the Special Meeting to permit further solicitation of proxies. Any such adjournment will require the affirmative vote of a majority of those shares affected by the adjournment that are represented at the Special Meeting in person or by proxy. The persons named as proxies will vote those proxies which they are entitled to vote FOR the Reorganization Agreement in favor of such adjournments, and will vote those proxies required to be voted AGAINST such proposal against any adjournment. A shareholder vote may be taken with respect to one or more Cardinal Funds (but not all Cardinal Funds) before any such adjournments if sufficient votes have been received for approval. A quorum is constituted with respect to a Cardinal Fund by the presence in person or by proxy of the holders of more than 50% of the votes attributable to the outstanding shares of the Fund entitled to vote at the Meeting. Cardinal proxies properly executed and marked with a negative vote or an abstention will be considered to be present at the Special Meeting for the purposes of determining the existence of a quorum for the transaction of business.

         ANNUAL MEETINGS. Neither Cardinal nor FSF presently intends to hold annual meetings of shareholders for the election of trustees and other business unless required by the 1940 Act or other applicable law. Shareholders have the right to call a meeting of shareholders to consider the removal of one or more trustees or for other matters. Such meetings will be called when requested in writing by the holders of record of 10% or more of outstanding shares entitled to vote.

                        ADDITIONAL INFORMATION ABOUT FSF

         Information about the Fountain Square Funds is included in the Prospectuses accompanying this Combined Proxy Statement/Prospectus, which are incorporated by reference herein. Additional information about the Fountain Square Funds is included in their Statements of Additional Information dated September 30, 1997, as supplemented to the date hereof, and dated November 30, 1997, as supplemented to the date hereof, which have been filed with the SEC. Copies of the Statements of Additional Information may be obtained without charge by writing to FSF at 38 Fountain Square Plaza, Mail Drop 1090Q6, Cincinnati, Ohio 45263, or by calling FSF at (888) 799-5353. FSF is subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act, as applicable, and, in accordance with such requirements, files proxy materials, reports and other information with the SEC. These materials can be inspected and copied at the Public Reference Facilities maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549, and at the offices listed above and at the SEC's Regional Offices at 500 West Madison Street, Suite 1400, Chicago, Illinois 60661. Copies of such material can also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington D.C. 20549, at prescribed rates. In addition, these materials and other information regarding companies that file electronically with the SEC are available on the SEC's Internet Web Site at http:\\www.sec.gov.

         The current trustees and officers of FSF will continue as trustees and officers following the Reorganization. The names, addresses and birth dates of each of the trustees as well as information concerning their principal occupation during the past five years are as follows:

======================================================================================================================
NAME, ADDRESS                                POSITION(S) HELD                       PRINCIPAL OCCUPATION
AND BIRTH DATE                                   WITH FSF                          DURING PAST FIVE YEARS
----------------------------------------------------------------------------------------------------------------------
Albert E. Harris                           Chairman and Trustee         Formerly, Chairman of the Board of
5905 Graves Road                                                        EDB Holdings, Inc.
Cincinnati, OH  45263                                                   (Retired July, 1993)
July 2, 1932
----------------------------------------------------------------------------------------------------------------------
Edward Burke Carey                               Trustee                President of Carey Leggett Realty
394 East Town Street                                                    Advisors
Columbus, OH  43215
July 2, 1945
----------------------------------------------------------------------------------------------------------------------
Lee A. Carter                                    Trustee                Formerly, President of Local Marketing
425 Walnut Street                                                       Corporation
Cincinnati, OH  45202                                                   (Retired December 31, 1993)
December 17, 1938
----------------------------------------------------------------------------------------------------------------------
Stephen G. Mintos                               President               From January 1987 to present, employee
3435 Stelzer Road                                                       of BISYS Fund Services, Inc.
Columbus, OH  43219
February 5, 1954
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
George R. Landreth                            Vice President            From December 1992 to present,
3435 Stelzer Road                                                       employee of BISYS Fund Services, Inc.
Columbus, OH  43219
July 11, 1942
----------------------------------------------------------------------------------------------------------------------
Jeffrey C. Cusick                        Secretary and Treasurer        From July 1995 to present, employee of
3435 Stelzer Road                                                       BISYS Fund Services, Inc.; from
Columbus, OH  43219                                                     September 1993 to July 1995, Assistant
May 19, 1959                                                            Vice President of Federated
                                                                        Administrative Services; from 1989 to
                                                                        September 1993, Manager of Client
                                                                        Services, Federated Administrative
                                                                        Services
======================================================================================================================


                      ADDITIONAL INFORMATION ABOUT CARDINAL

         Information about Cardinal is incorporated herein by reference from its Prospectuses and Statements of Additional Information, dated January 30, 1998, copies of which may be obtained without charge by writing or calling Cardinal at the address and telephone number shown on the cover page of this Combined Proxy Statement/Prospectus. Cardinal is subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act, and, in accordance with such requirements, files proxy materials reports and other information with the SEC. Reports and other information filed by Cardinal can be inspected and copied at the Public Reference Facilities maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549, and copies of such material can be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Serves, Securities and Exchange Commission, Washington, D.C. 20549, at prescribed rates.

                                   LITIGATION

         Neither Cardinal nor FSF is involved in any litigation that would have any material adverse financial effect upon either the Cardinal Funds or the Fountain Square Funds.

                              FINANCIAL STATEMENTS


         The financial statements and financial highlights for Investment A Shares of Fountain Square Mid Cap Fund, Fountain Square Balanced Fund and Fountain Square Bond Fund For Income for the fiscal year ended July 31, 1997 are contained in FSF's Annual Report to Shareholders dated the same date. The financial statements and financial highlights for Investment A Shares and Institutional Shares (formerly Trust Shares) of Fountain Square Government Cash Reserves Fund for the fiscal year ended July 31, 1997 are contained in that Fund's Prospectus dated September 30, 1997. The financial statements and financial highlights for Investment A Shares of Fountain Square Mid Cap Fund, Fountain Square Balanced Fund, Fountain Square Bond Fund For Income and Fountain Square Government Cash Reserves Fund for the six months ended January 31, 1998 are contained in FSF's Semi-Annual Report to Shareholders dated the same date. The financial statements and financial highlights for shares of the Cardinal Funds for the fiscal year ended September 30, 1997, are included in Cardinal's Annual Report to Shareholders dated the same date.


         The statements of assets and liabilities of the Fountain Square Funds, including the portfolios of investments as of July 31, 1997, and the related statements of operations, statements of changes in net assets and financial highlights for the periods indicated in the financial statements included in FSF's Annual Report to Shareholders and Money Market Funds Prospectuses and incorporated by reference in FSF's Statements of Additional Information, are incorporated by reference in this Combined Proxy Statement/Prospectus reliance on the reports of Ernst & Young LLP, independent accountants, given on the authority of that firm as experts in accounting and auditing.

         The statements of assets and liabilities of the Cardinal Funds, including the portfolios of investments as of September 30, 1997, and the related statements of operations, statements of changes in net assets and financial highlights for the periods indicated in the financial statements included in Cardinal's Annual Report to Shareholders and included in Cardinal's Statement of Additional Information, are incorporated by reference in this Combined Proxy Statement/Prospectus, have been incorporated herein in reliance on the report of KPMG Peat Marwick LLP, independent accountants, given on the authority of that firm as experts in accounting and auditing.


                                 OTHER BUSINESS

         Cardinal's Board knows of no other business to be brought before the Meeting. However, if any other matters come before the Meeting, it is the intention that proxies which do not contain specific restrictions to the contrary will be voted on such matters in accordance with the judgment of the persons named in the enclosed form of proxy.

                              SHAREHOLDER INQUIRIES

         Shareholder inquiries may be addressed to Cardinal in writing at the address on the cover page of this Combined Proxy Statement/Prospectus or by telephoning (800) 282-9446.

                                      * * *
SHAREHOLDERS WHO DO NOT EXPECT TO BE PRESENT AT THE MEETING ARE REQUESTED TO DATE AND SIGN THE ENCLOSED PROXY CARD AND RETURN IT IN THE ENCLOSED ENVELOPE. NO POSTAGE IS REQUIRED IF MAILED IN THE UNITED STATES.

                                                                      APPENDIX A


              AGREEMENT AND PLAN OF REORGANIZATION AND LIQUIDATION


         AGREEMENT AND PLAN OF REORGANIZATION AND LIQUIDATION dated as of April 27, 1998 (the "Agreement"), by and between FOUNTAIN SQUARE FUNDS, a Massachusetts business trust ("Fountain Square"), on behalf of certain of its portfolios now in existence or to be created, Fountain Square Government Cash Reserves Fund, Fountain Square Tax Exempt Money Market Fund, Fountain Square Cardinal Fund, Fountain Square Balanced Fund, Fountain Square Mid Cap Fund, and Fountain Square Bond Fund For Income (the "Fountain Square Portfolios"), FIFTH THIRD BANK, an Ohio state-chartered bank ("Fifth Third"), THE CARDINAL GROUP, an Ohio business trust ("Cardinal"), on behalf of its portfolios, Cardinal Government Securities Money Market Fund, Cardinal Tax Exempt Money Market Fund, The Cardinal Fund, Cardinal Balanced Fund, Cardinal Aggressive Growth Fund, and Cardinal Government Obligations Fund (the "Cardinal Portfolios"), and CARDINAL MANAGEMENT CORP., an Ohio corporation ("CMC").


         This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the "Code"). The reorganization (the "Reorganization") will consist of the transfer of all of the Fund Assets and Stated Liabilities as hereinafter defined of Investor A Shares of The Cardinal Fund, Cardinal Balanced Fund, Cardinal Aggressive Growth Fund, and Cardinal Government Obligations Fund, and shares of Cardinal Government Securities Money Market Fund and Cardinal Tax Exempt Money Market Fund held by investors who are not eligible to invest in Institutional Shares of the Fountain Square Portfolios, in exchange for Investment A Shares of the corresponding Fountain Square Portfolios and of Investor Y Shares of The Cardinal Fund, Cardinal Balanced Fund, Cardinal Aggressive Growth Fund, and Cardinal Government Obligations Fund, and shares of Cardinal Government Securities Money Market Fund and Cardinal Tax Exempt Money Market Fund held by investors who are eligible to invest in Institutional Shares of the Fountain Square Portfolios, in exchange for Institutional Shares of the corresponding Fountain Square Portfolios (as described in Schedule A hereto) (all shares of the Fountain Square Portfolios being collectively referred to as the "Acquiring Fund Shares") and the distribution, after the Closing Date as hereinafter defined, of such shares of the Fountain Square Portfolios to the shareholders of the corresponding
Cardinal Portfolios in liquidation of the Cardinal Portfolios as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

         WHEREAS, Cardinal and Fountain Square are registered open-end, management investment companies and the Cardinal Portfolios own securities which generally are assets of the character in which the Fountain Square Portfolios are permitted to invest;

         WHEREAS, Fountain Square is authorized to issue the Acquiring Fund Shares and Cardinal is authorized to issue its shares of beneficial interest;

         WHEREAS, Fifth Third serves as investment adviser to the Fountain Square Portfolios;

         WHEREAS, CMC, an investment adviser registered as such under the Investment Advisers Act of 1940, as amended, serves as investment adviser to the Cardinal Portfolios;

         WHEREAS, the parties intend that two of the Fountain Square Portfolios, the Fountain Square Tax Exempt Fund, and the Fountain Square Cardinal Fund, will have nominal assets and liabilities before the Reorganization and will continue investment operations of the Cardinal Tax Exempt Money Market Fund, and The Cardinal Fund, respectively, after the Reorganization;

         WHEREAS, the Board of Trustees of Fountain Square, including a majority of the Trustees who are not "interested persons" of Fountain Square as defined under the Investment Company Act of 1940, as amended (the "1940 Act"), has determined that the exchange of all of the Fund Assets (as defined below) and assumption of all of the Stated Liabilities (as defined below) of the Cardinal Portfolios for Acquiring Fund Shares is in the best interests of Fountain Square and the Fountain Square Portfolios' shareholders and that the interests of the existing shareholders of Fountain Square and the Fountain Square Portfolios would not be diluted as a result of the Reorganization; and

         WHEREAS, the Board of Trustees of Cardinal, including a majority of the Trustees who are not "interested persons" (as defined under the 1940 Act) of Cardinal, has determined that the exchange of all of the Fund Assets (as defined below) and assumption of the Stated Liabilities of the Cardinal Portfolios for the Acquiring Fund Shares is in the best interests of the Cardinal Portfolios' shareholders, that the interests of the shareholders of the Cardinal Portfolios would not be diluted as a result of the Reorganization and determined that, subsequent to the Reorganization, the Cardinal Portfolios will cease operations;

         NOW THEREFORE, for and in consideration of the mutual covenants and agreements hereinafter set forth, the parties agree as follows:

         1. TRANSFER OF ASSETS AND ASSUMPTION OF LIABILITIES OF THE CARDINAL PORTFOLIOS IN EXCHANGE FOR THE ACQUIRING FUND SHARES AND LIQUIDATION OF CARDINAL.

                  1.1 Subject to the terms and conditions contained herein, and on the basis of the representations and warranties contained herein, each Cardinal Portfolio shall assign, transfer, and convey to its corresponding Fountain Square Portfolio identified in Schedule A (each, an "Acquiring Fund"), all of the Fund Assets (as defined in paragraph 1.2) and Stated Liabilities (as defined in paragraph 1.3) of each of the Cardinal Funds (each, an "Acquired Fund") at the time of the Closing (defined below), and Fountain Square agrees in exchange therefor to assume such Stated Liabilities and deliver to CMC, as transfer agent for the benefit of Cardinal, the number of Acquiring Fund Shares, including fractional Acquiring Fund Shares, determined as set forth in paragraph 2.3 of this Agreement. Such transactions shall take place at the closing (the "Closing") on the closing date (the "Closing Date"), as provided in paragraph 3.1 of this Agreement. In lieu of delivering certificates for the Acquiring Fund Shares, the

         Acquiring Fund shall credit the Acquiring Fund Shares to the Acquired Fund's account on the stock record books of the Acquiring Fund's transfer agent and shall deliver a confirmation thereof to the applicable Acquired Fund.

                  1.2 With respect to each Acquired Fund, the Fund Assets shall consist of all property and assets of any nature whatsoever, including, without limitation, all cash, except an amount necessary to pay any unpaid dividends and distributions as provided in paragraph 5.6, cash equivalents, securities, claims (whether absolute or contingent, known or unknown, accrued or unaccrued) and receivables (including dividend and interest receivables) owned by each Acquired Fund, and any deferred or prepaid expenses shown as an asset on each Acquired Fund's books on the Closing Date, all other intangible property and all books and records belonging to the Acquired Funds.

                  1.3 With respect to each Acquired Fund, the Stated Liabilities shall consist of all liabilities and obligations disclosed on an unaudited statement of assets and liabilities for the Acquired Fund prepared by or on behalf of Cardinal as of the Valuation Date (as defined in paragraph 2.1), in accordance with generally accepted accounting principles consistently applied from the prior audited period. The Acquiring Fund shall assume only the Stated Liabilities of its corresponding Acquired Fund, and no other liabilities or obligations, whether absolute or contingent, known or unknown, accrued or unaccrued. Notwithstanding the foregoing, unamortized organizational expenses of each of the Acquired Funds shall not be transferred or assumed hereunder. The parties have been advised that such expenses will be paid to such Acquired Funds by one or more third parties and will be eliminated from the balance sheets of such Acquired Funds prior to the Closing. Each Acquired Fund will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date.

                  1.4 Delivery of the Fund Assets of each Acquired Fund to be transferred shall be made on the Closing Date (defined below) and shall be delivered to Fifth Third Bank, Cincinnati, Ohio, Fountain Square's custodian (the "Custodian"), for the account of the corresponding Acquiring Fund, together with proper instructions and all documents necessary to transfer such assets to the account of the Acquiring Fund, free and clear of all liens, encumbrances, rights, restrictions and claims, except as may be indicated in a schedule delivered by the Acquired Fund to the Acquiring Fund immediately prior to the Closing. All cash delivered shall be in the form of currency or immediately available funds payable to the order of the Custodian.

                  1.5 At least 15 business days prior to the Closing Date, each Acquired Fund will provide the corresponding Acquiring Fund with a schedule of its Fund Assets and its Stated Liabilities, and each Acquiring Fund will provide the corresponding Acquired Fund with a copy of its current investment objective and policies. Each Acquired Fund reserves the right to sell any of the securities or other assets shown on the schedule of Fund Assets prior to the Closing Date but will not, without the prior approval of the corresponding Acquiring Fund, acquire any additional securities other than securities which the Acquiring Fund is permitted to purchase in accordance with its stated investment objective and policies. At least 10 business days prior to the Closing Date, the Acquiring Fund will advise the corresponding Acquired Fund of any investments shown on the schedule provided by the Acquired Fund which the Acquiring Fund would not be permitted to hold, pursuant to its stated investment objective and policies or otherwise. In the event that the Acquired Fund holds any investments that its corresponding Acquiring Fund would not be permitted to hold under its stated investment objective or policies, the Acquired Fund, if requested by the Acquiring Fund and, to the extent permissible and consistent with the Acquired Fund's own investment objective and policies, will dispose of such securities prior to the Closing Date. In addition, if it is determined that the holdings of the Acquired Fund and the Acquiring Fund, when aggregated, would contain investments exceeding certain percentage limitations to which the Acquiring Fund is or will be subject with respect to such investments, the Acquired Fund, if requested by the Acquiring Fund and, to the extent permissible and consistent with the Acquired Fund's own investment objective and policies, will dispose of and/or reinvest a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Closing Date.

                  1.6 Each Acquired Fund will pay or cause to be paid to its corresponding Acquiring Fund any dividends or interest received on or after the Closing Date with respect to Fund Assets transferred to the Acquiring Fund hereunder. Each Acquired Fund will transfer to the Acquiring Fund any distributions, rights, or other assets received by the Acquired Fund after the Closing Date as distributions on, or with respect to, the Fund Assets transferred. Such distributions, rights or other assets shall be deemed included in Fund Assets transferred to the Acquiring Fund on the Closing Date and shall not be separately valued.

                  1.7 As soon after the Closing Date as is practicable (the "Liquidation Date"), each Acquired Fund will liquidate and distribute pro rata to such Acquired Fund's shareholders of record, determined as of the close of business on the Closing Date (the "Acquired Fund Shareholders"), the Acquiring Fund Shares received by the Acquired Fund pursuant to paragraph 1.1. Such liquidation and distribution will be accomplished by the Acquiring Fund or its transfer agent transferring the Acquiring Fund Shares to an account for each shareholder on the books of the Acquiring Fund's transfer agent in the name of each Acquired Fund Shareholder and representing the pro rata number of the Acquiring Fund Shares due each Acquired Fund Shareholder. All issued and outstanding shares of each Acquired Fund will simultaneously be canceled on the books of the Acquired Fund.

                  1.8 Any transfer taxes payable upon issuance of the Acquiring Fund Shares in a name other than the registered holder of the Acquired Fund shares on the books of the Acquired Fund as of the Closing Date shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

                  1.9 Following the transfer of Fund Assets by each Acquired Fund to its corresponding Acquiring Fund, the assumption of the Acquired Fund's Stated Liabilities by the Acquiring Fund, and the distribution by the Acquired Fund of the Acquiring Fund Shares received by it pursuant to paragraph 1.7, Cardinal shall terminate the registration of such Acquired Fund and its shares at all appropriate federal and state agencies. Upon the transfer of Fund Assets by all of the Acquired Funds to their corresponding Acquiring Funds, the assumption of all of the Acquired Funds' Stated Liabilities by the Acquiring Funds, and the distribution by all of the Acquired Funds of the Acquiring Fund Shares received, Cardinal shall dissolve the trust. Any reporting responsibility of an Acquired Fund is and shall remain the exclusive responsibility of the Acquired Fund up to and including the date on which the particular Acquired Fund is terminated, dissolved and deregistered with federal and state securities or "blue sky" authorities.

                  1.10 The failure of one Acquired Fund to consummate the transactions contemplated hereby shall not affect the consummation or validity of the distribution of Acquiring Fund Shares to the shareholders of any other Acquired Fund in liquidation of such Acquired Fund, and the provisions of this Agreement shall be construed to effect this intent.

2.       VALUATION.

                  2.1 The value of the Fund Assets of each Acquired Fund to be acquired by an Acquiring Fund hereunder shall be the current market value of such Fund Assets computed as of the close of business on the last business day preceding the Closing Date (such time and date being hereinafter called the "Valuation Date"), using the valuation procedures set forth in the Acquiring Fund's then-current prospectus or statement of additional information.

                  2.2 The net asset value of an Acquiring Fund Share shall be the net asset value per share computed as of the close of business on the Valuation Date, using the valuation procedures set forth in the Acquiring Fund's then-current prospectus or statement of additional information, provided that if the Acquiring Fund has no assets or liabilities as of the Valuation Date, the net asset value of an Acquiring Fund Share shall equal the net asset value per share of the corresponding Acquired Fund on the Valuation Date.

                  2.3 The number of Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for each Acquired Fund's assets shall be determined by dividing the value of the Fund Assets attributable to the Acquired Fund, net of all known liabilities, determined using the same valuation procedures referred to in paragraph 2.1, by the net asset value of one Acquiring Fund Share of the corresponding Acquiring Fund, determined in accordance with paragraph 2.2.

                  2.4 All computations of value contemplated by this Section 2 shall be made by Fifth Third in accordance with its regular practice and shall be reviewed by its independent accountants. Fifth Third shall deliver a copy of a valuation report reviewed by its independent accountants to Cardinal at the Closing.

3.       CLOSING AND CLOSING DATE.

                  3.1 The Closing Date shall be July 13, 1998, or such later date as the parties may mutually agree. All acts taking place at the Closing Date shall be deemed to take place simultaneously as of 9:00 a.m. on the Closing Date unless otherwise provided. The Closing shall be held at 9:00 a.m. at the offices of Fifth Third, Cincinnati, Ohio, or such other time and/or place as the parties may mutually agree.

                  3.2 If on the Valuation Date: (a) the primary trading market for portfolio securities of an Acquiring Fund or the applicable Acquired Fund shall be closed to trading or trading thereon shall be restricted; or (b) trading or the reporting of trading shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, the Closing Date shall be postponed with respect to the affected Acquired Fund until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored, or such other time as the parties may mutually agree.

                  3.3 Cardinal, on behalf of each Acquired Fund, shall instruct CMC, as transfer agent for the Acquired Fund, to deliver to Fountain Square at the Closing, a certificate of an authorized officer stating that its records contain the names, addresses and taxpayer identification numbers of the Acquired Fund Shareholders and the number of outstanding shares owned by each such shareholder as of the close of business on the Valuation Date. With respect to each Acquired Fund, Cardinal shall provide Fountain Square and its transfer agent with immediate access from and after the Closing Date to all documentation, including computer, electronic or other similar forms, of such records. Each Acquiring Fund shall issue and deliver on the Closing Date to the Secretary of Cardinal a confirmation evidencing the Acquiring Fund Shares to be credited, and that such Acquiring Fund Shares have been credited to the respective accounts of the Acquired Fund Shareholders on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

4.       REPRESENTATIONS AND WARRANTIES.

                  4.1 Each of Cardinal and CMC represents and warrants to Fountain Square as follows:

                           (a) Cardinal is a validly existing business trust,
                  duly organized under the laws of the State of Ohio and has the power to carry on its business as it is now being conducted and to carry out its obligations under this Agreement.

                  Cardinal has qualified as a foreign business trust in each jurisdiction where the ownership of its property or the conduct of its business requires such qualification.

                           (b) Cardinal is registered under the 1940 Act as an
                  open-end, management investment company, and such registration has not been revoked or rescinded and is in full force and effect as of the date of this Agreement.

                           (c) Cardinal is not in material breach or violation
                  of, and the execution, delivery, and performance of this Agreement, subject to approval by Cardinal's shareholders, will not result in a material breach or violation of, its Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease, or other undertaking to which Cardinal is a party or by which it is bound.

                           (d) Cardinal has no contracts or other commitments
                  outstanding which will result in liability to it after the Closing Date not reflected on the Acquired Funds' balance sheets other than liabilities in the ordinary course of business or otherwise disclosed to Fifth Third and Fountain Square.

                           (e) No material litigation, administrative proceeding
                  or investigation of or before any court or governmental body is currently pending or, to Cardinal's knowledge, threatened against any Cardinal or Acquired Fund, or any of Cardinal's or the Acquired Funds' properties or assets which, if adversely determined, would materially and adversely affect Cardinal's or the Acquired Fund's financial condition or the conduct of its business. Neither CMC nor Cardinal knows of any facts which might form the basis for the institution of such proceedings, and neither Cardinal nor any Acquired Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects an Acquired Fund's business or Cardinal's ability to consummate the transactions herein contemplated.

                           (f) The Statement of Assets and Liabilities,
                  Statement of Operations and Statement of Changes in Net Assets of each Acquired Fund as of and for the year ended September 30, 1997, have been audited by KPMG Peat Marwick LLP, independent auditors, and have been prepared in accordance with generally accepted accounting principles, consistently applied, and such statements (copies of which have been or will be furnished to Fountain Square) fairly reflect the financial condition of each Acquired Fund as of such date, and there are no liabilities of the Acquired Funds, known to Cardinal or to CMC, contingent or otherwise, as of such date not disclosed therein.

                           (g) Since September 30, 1997, there has not been any
                  material adverse change in any Acquired Fund's financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by any Acquired Fund of any indebtedness for borrowed money, except indebtedness pursuant to a line of credit established with Fifth Third or as otherwise disclosed in writing to Fifth Third and Fountain Square and accepted by the corresponding Acquiring Fund.

                           (h) At the Closing Date, all federal and other tax
                  returns and reports of each Acquired Fund required by law (or permitted extensions thereto) will have been filed, and related taxes will have been paid or provision will have been made for the payment thereof for all periods ending on or before the Closing Date, and to the best of Cardinal's knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns. All tax liabilities of Cardinal and each Acquired Fund have been adequately provided for on its books, and no tax deficiency or liability of Cardinal or each Acquired Fund has been asserted, and no question with respect thereto has been raised, by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid.

                           (i) For each fiscal year (or part thereof) of its
                  operation, each Acquired Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and has taken and will take all necessary and required actions to maintain such status.

                           (j) All issued and outstanding shares of each
                  Acquired Fund are, and at the Closing Date will be, duly authorized, validly issued and outstanding, and fully paid and non-assessable. All of the issued and outstanding shares of each Acquired Fund will, at the time of the Closing, be held by the persons and in the amounts set forth in the records of its transfer agent as provided in paragraph 3.3 of this Agreement. No Acquired Fund has outstanding any options, warrants or other rights to subscribe for or purchase any Acquired Fund shares, nor is there outstanding any security convertible into Acquired Fund shares.

                           (k) All of the issued and outstanding shares of each
                  Acquired Fund have been, and as of the Closing Date will be, duly registered under the Securities Act of 1933, as amended (the "1933 Act"), and all appropriate notices, or exemptions from registration, to the extent required thereby under each state securities or "blue sky" law of every state in which such Acquired Fund has offered or sold its shares, have been, and as of the Closing Date, will be filed and maintained.

                           (l) At the Closing Date, each Acquired Fund will have
                  good and marketable title to its Fund Assets with full right, power, and authority to sell, assign, transfer, and deliver the Fund Assets and Stated Liabilities to be transferred by it pursuant to this Agreement.

                           (m) The execution, delivery, and performance of this
                  Agreement has been duly authorized by all necessary action on the part of Cardinal's Board of Trustees and, subject to the approval of each Acquired Fund's shareholders, this Agreement constitutes the valid and legally binding obligation of Cardinal enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance, and other similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto, and to general principles of equity and the discretion of the court before which a proceeding is brought (regardless of whether the enforceability is considered in a proceeding in equity or at law).

                           (n) No consent, approval, authorization or order of
                  any court or governmental authority is required for the consummation by Cardinal or any Acquired Fund of the transactions contemplated by this Agreement, except such as have been or will be obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required under state securities or "blue sky" laws.

                           (o) Materials and information provided by Cardinal,
                  in connection with the preparation of, or contained in the Registration Statement (as defined in paragraph 5.5) will not, on the effective date of the Registration Statement and on the Closing Date, contain any untrue statement of material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

         4.2 Each of Fountain Square and Fifth Third represents and warrants to Cardinal as follows:

                           (a) Fountain Square is a validly existing business
                  trust, duly organized and in good standing under the laws of the Commonwealth of Massachusetts and has the power to carry on its business as it is now being conducted and to carry out its obligations under this Agreement. Fountain Square has qualified as a foreign business trust in each jurisdiction where the ownership of its property or the conduct of its business requires such qualification.

                           (b) Fountain Square is registered under the 1940 Act
                  as an open-end management investment company, and such registration has not been revoked or rescinded and is in full force and effect as of the date of this Agreement.

                           (c) Fountain Square is not in material breach or
                  violation of, and the execution, delivery, and performance of this Agreement will not result in a material breach or violation of, its Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease, or other undertaking to which Fountain Square is a party or by which it is bound.

                           (d) Fountain Square has no contracts or other
                  commitments outstanding which will result in liability to it after the Closing Date not reflected in the Acquiring Funds' balance sheets other than liabilities in the ordinary course of business or otherwise disclosed to CMC and Cardinal.

                           (e) No material litigation, administrative proceeding
                  or investigation of or before any court or governmental body is currently pending or, to Fountain Square's knowledge, threatened against Fountain Square or any Acquiring Fund, or any of Fountain Square's or the Acquiring Funds' properties or assets which, if adversely determined, would materially and adversely affect Fountain Square's or the Acquiring Fund's financial condition or the conduct of its business. Neither Fifth Third nor Fountain Square knows of any facts which might form the basis for the institution of such proceedings, and neither Fountain Square nor any Acquiring Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated.

                           (f) The Statement of Assets and Liabilities,
                  Statement of Operations and Statement of Changes in Net Assets of each Acquiring Fund as of and for the year ended July 31, 1997, have been audited by Ernst & Young, LLP, independent auditors, and have been prepared in accordance with generally accepted accounting principles, consistently applied, and such statements (copies of which have been or will be furnished to Cardinal) fairly reflect the financial condition of each Acquiring Fund as of such date, and there are no liabilities of the Acquiring Funds, known to Fountain Square or Fifth Third, contingent or otherwise, as of such date not disclosed therein.

                           (g) Since July 31, 1997, there has not been any
                  material adverse change in any Acquiring Fund's financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by any Acquiring Fund of any indebtedness for borrowed money, except as disclosed in writing to CMC and Cardinal and accepted by the corresponding Acquired Fund.

                           (h) The unaudited Statements of Assets and
                  Liabilities, Statement of Operations and Statements of Changes in Net Assets for each Acquiring Funds for the six months ended January 31, 1998 will be prepared in accordance with generally accepted accounting principles and furnished to Cardinal promptly upon completion thereof. Such statements will fairly reflect the financial condition of each Acquiring Fund as of such date.

                           (i) At the Closing Date, all federal and other tax
                  returns and reports of each Acquiring Fund required by law (or permitted extensions thereto) will have been filed and related taxes will have been paid or provision will have been made for the payment thereof for all periods ending on or before the Closing Date, and to the best of Fountain Square's knowledge, no federal or other tax return is currently under audit and no assessment has been asserted with respect to such returns. All tax liabilities of Fountain Square and each Acquiring Fund have been adequately provided for on its books, and no tax deficiency or liability of Fountain Square or each Acquiring Fund has been asserted, and no question with respect thereto has been raised, by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid.

                           (j) For each fiscal year (or part thereof) of its
                  operation, each Acquiring Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and has taken and will take all necessary and required actions to maintain such status.

                           (k) All issued and outstanding shares of each
                  Acquiring Fund are, including the Acquiring Fund Shares to be issued to the Acquired Fund Shareholders pursuant hereto, and at the Closing Date will be, duly authorized, validly issued and outstanding, and fully paid and non-assessable. No Acquiring Fund has outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into Acquiring Fund Shares.

                           (l) All of the issued and outstanding shares of each
                  Acquiring Fund are, and as of the Closing Date will be, duly registered under the 1933 Act and all appropriate notices, or exemptions from registration, to the extent required thereby under each state securities or "blue sky" law of every state in which such Acquiring Fund has offered or sold its shares, have been, and as of the Closing Date, will be filed and maintained.

                           (m) At the Closing Date, each Acquiring Fund will
                  have good and marketable title to its assets with full right, power, and authority to purchase the Fund Assets and assume the Stated Liabilities of each Acquired Fund to be transferred to it pursuant to this Agreement.

                           (n) The execution, delivery, and performance of this
                  Agreement has been duly authorized by all necessary action on the part of Fountain Square's Board of Trustees, and, subject to the approval by each Acquired Fund's shareholders, this Agreement constitutes the valid and legally binding obligation of Fountain Square enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance and other similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto, and to general principles of equity and the discretion of the court before which a proceeding is brought (regardless of whether the enforceability is considered in a proceeding in equity or at law).

                           (o) No consent, approval, authorization or order of
                  any court or governmental authority is required for the consummation by Fountain Square or any Acquiring Fund of the transactions contemplated by this Agreement, except such as have been or will be obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required under state securities or "blue sky" laws.

                           (p) The Registration Statement (as defined in
                  paragraph 5.5), except with respect to materials and information provided by Cardinal and contained therein, will, on the effective date of the Registration Statement and on the Closing Date, not contain any untrue statement of material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

                           (q) The current prospectuses and statements of
                  additional information of each Acquiring Fund set forth in Post-Effective Amendments to the Trust's registration statement on Form N-1A, as supplemented, (collectively, the "Acquiring Fund Prospectuses"), will as of their date conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Securities and Exchange Commission (the "SEC") thereunder and will not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

                           (r) Fifth Third will assume all of Fountain Square's
                  expenses of the Reorganization, including legal fees of Fountain Square.

                           (s) Fifth Third will assume all of Cardinal's
                  expenses of the Reorganization, including legal fees of Cardinal, and the costs of preparing, printing, copying, and mailing proxy solicitation materials to each Acquired Fund's shareholders.

5.       COVENANTS OF FOUNTAIN SQUARE, FIFTH THIRD, CARDINAL AND CMC.

                  5.1 Fountain Square and Cardinal each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the customary payment of dividends and distributions.

                  5.2 Subject to the provisions of this Agreement, Fountain Square and Cardinal will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper, or advisable to consummate and make effective the transactions contemplated by this Agreement.

                  5.3 As promptly as practicable, but in any case within sixty days after the Closing Date, Cardinal, on behalf of each Acquired Fund, shall furnish its corresponding Acquiring Fund, in such form as is reasonably satisfactory to Fountain Square, a statement of the earnings and profits of each Acquired Fund for federal income tax purposes which will be carried over to the applicable Acquiring Fund as a result of
         Section 381 of the Code and which will be certified by an authorized officer of Cardinal and an authorized officer of CMC.

                  5.4 On the Closing Date, Cardinal, on behalf of each Acquired Fund, shall furnish to its corresponding Acquiring Fund, a final statement of the total amount of Fund Assets and Stated Liabilities of each Acquired Fund as of the Closing Date, which statement shall be certified by an officer of Cardinal as being determined in accordance with generally accepted accounting principles consistently applied and as being valued in accordance with Section 2 hereof.

                  5.5 As promptly as practicable after the date hereof, Cardinal will call a meeting of each Acquired Fund's shareholders to consider and act upon this Agreement and to take all other action necessary and appropriate to obtain approval of the transactions contemplated herein. Fountain Square shall prepare and file with the SEC a Registration Statement on Form N-14 complying in all material respects with the requirements of the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act"), the 1940 Act, and applicable rules and regulations thereunder (the "Registration Statement"), relating to such meeting of the shareholders of each Acquired Fund. Fountain Square shall take all necessary and reasonable actions to have such Registration Statement declared effective by the SEC. Cardinal agrees to provide Fountain Square with information relating to each Acquired Fund which Fountain Square deems necessary, proper or advisable in the preparation of the Registration Statement or consummation of the transactions contemplated herein.

                  5.6 Prior to the Closing, each Acquired Fund shall have declared a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to its shareholders all of its investment company taxable income for its taxable year ended September 30, 1997 and the short taxable year beginning on October 1, 1997 and ending on the Closing Date (computed without regard to any deduction for dividends paid), and all of its net capital gain realized in its taxable year beginning on October 1, 1997 and ending on the Closing Date (after reduction for any capital loss carryover).

                  5.7 As soon after the Closing Date as is reasonably practicable, Cardinal, on behalf of each Acquired Fund shall (i) prepare and file all federal and other tax returns and reports of each Acquired Fund required by law to be filed with respect to all periods ending on or before the Closing Date but not previously filed, and (ii) pay all federal and other taxes shown as due and/or all federal and other taxes that were unpaid as of the Closing Date.

                  5.8 As soon after the Closing Date as is reasonably practicable, Cardinal will file any final regulatory reports, including, but not limited to, any Form N-SAR and Rule 24f-2 filings with respect to the Acquired Funds, and will take all other steps as are necessary and proper to effect the termination or declassification of such Acquired Funds in accordance with the laws of the state of Ohio and other applicable requirements.

                  5.9 For a period of three years after the Closing Date, at least 75 percent of the Trustees of Fountain Square shall not be "interested persons" (as defined in the 1940 Act) of Fifth Third or CMC.

                  5.10 For a period of two years after the Closing Date no unfair burden shall be imposed upon Fountain Square or an Acquiring Fund as a result of the transactions contemplated herein; in furtherance of such covenant, during such two-year period, Fountain Square will not (a) pay, directly or indirectly, any compensation to Fifth Third, CMC or any interested person of either of them (i) for other than bona fide investment advisory or other services, which other bona fide services may include, without limitation, serving as administrator, sub-administrator, custodian, transfer agent, fund accountant or a dealer under a Rule 12b-1 related agreement, or (ii) for the purchase or sale of securities or other property to, from or on behalf of Fountain Square, other than where such sales are permitted by
         Section 15(f)(1)(B) of the 1940 Act, (b) enter into, participate in, or pay compensation in connection with any arrangement that facilitates or is intended to facilitate the payment of compensation proscribed by (a) herein, or (c) increase compensation payable to Fifth Third, CMC or any interested person of either of them which results in an increase in the expense ratios of any of the Acquiring Funds, as presented to the shareholders of the Acquired Funds in the Registration Statement.

                  5.11 Fountain Square agrees to use all best efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and all applicable state securities or "blue sky" laws in order to continue its operations after the Closing Date.

                  5.12 Cardinal, on behalf of each Acquired Fund, covenants that the corresponding Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

6.       CONDITIONS PRECEDENT TO OBLIGATIONS OF FOUNTAIN SQUARE.

         The obligations of Fountain Square to consummate the transactions provided for herein shall be subject to the performance by Cardinal and CMC of all the obligations to be performed by them hereunder on or before the Closing Date and, in addition thereto, the following conditions:

                  6.1 All representations and warranties of Cardinal and CMC contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date.

                  6.2 Cardinal shall have delivered to Fountain Square a statement of the Fund Assets and Stated Liabilities of each Acquired Fund, together with a list of each Acquired Fund's portfolio securities showing the tax costs of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by an authorized officer of Cardinal.

                  6.3 Cardinal and CMC shall have delivered to Fountain Square on the Closing Date a certificate executed in their names by two of their respective officers, in form and substance reasonably satisfactory to Fountain Square, to the effect that the representations and warranties of Cardinal and CMC made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as Fountain Square shall reasonably request.

                  6.4 On or before the Closing Date, all conditions to the closing of the Agreement and Plan of Merger among The Ohio Company, Fifth Third Bancorp and Fifth Third M Corp. dated December 22, 1997, shall have been satisfied or waived and such closing shall have occurred.

                  6.5 Fountain Square shall have received an opinion of Baker & Hostetler LLP, in form reasonably satisfactory to Fountain Square and its counsel and dated the Closing Date, to the effect that (i) Cardinal is a validly existing business trust, duly organized under the laws of the state of Ohio, its Report of Operation of Business Trust is in full force and effect and Cardinal has the power to carry on its business as it is now being conducted and to carry out its obligations under this Agreement, (ii) this Agreement has been duly authorized, executed, and delivered by Cardinal and, assuming due authorization, execution and delivery of this Agreement by Fountain Square, CMC and Fifth Third, is a valid and legally binding obligation of Cardinal, subject to the effect of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance, and other similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto, and to general principles of equity and the discretion of the court before which a proceeding is brought (regardless of whether the enforceability is considered in a proceeding in equity or at law), (iii) each Acquired Fund has the full right, power and authority to sell, assign, transfer and deliver the Fund Assets and Stated Liabilities, and, in accordance with the terms of this Agreement, each Acquired Fund will have duly sold, assigned, conveyed, transferred and delivered such assets and liabilities to Fountain Square, (iv) the execution, delivery and performance of this Agreement will not result in a material breach or violation of Cardinal's Declaration of Trust or By-Laws, or any agreement, indenture, instrument, contract, lease, or other undertaking known to such counsel, to which Cardinal is a party or by which it is bound; provided that, such counsel may rely upon a certificate of an officer of Cardinal whose responsibility it is to advise Cardinal with respect to such matters, (v) no consent, approval, authorization or order of any court or governmental authority is required for the consummation by Cardinal or any Acquired Fund of the transactions contemplated by this Agreement, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required under state securities or "blue sky" laws; provided that such opinion shall not be deemed to apply to Fountain Square's compliance obligations under the 1933 Act, 1934 Act, 1940 Act, or state securities or "blue sky" laws, and (vi) no material litigation, administrative proceeding or investigation of or before any court or governmental body is currently pending or, to such counsel's knowledge, threatened against Cardinal or any Acquired Fund, or any of Cardinal's or the Acquired Funds' properties or assets which, if adversely determined, would materially and adversely affect the Acquired Fund's financial condition or the conduct of its business.

                  6.6 With respect to each Acquired Fund, Cardinal's Board of Trustees, including a majority of Trustees who are not "interested persons" as defined under the 1940 Act, has determined that the Reorganization is in the best interests of each Acquired Fund and that the interests of the existing shareholders of each Acquired Fund would not be diluted as a result of the Reorganization.

7.       CONDITIONS PRECEDENT TO OBLIGATIONS OF CARDINAL.

         The obligations of Cardinal to consummate the transactions provided for herein shall be subject to the performance by Fountain Square and Fifth Third of all the obligations to be performed by them hereunder on or before the Closing Date and, in addition thereto, the following conditions:

                  7.1 All representations and warranties of Fountain Square and Fifth Third contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date.

                  7.2 Fountain Square and Fifth Third shall have delivered to Cardinal on the Closing Date a certificate executed in their names by two of their respective authorized officers, in form and substance reasonably satisfactory to Cardinal, to the effect that the representations and warranties of Fountain Square and Fifth Third made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as Cardinal shall reasonably request.

                  7.3 On or before the Closing Date, all conditions to the closing of the Agreement and Plan of Merger among The Ohio Company, Fifth Third Bancorp and Fifth Third M Corp. dated December 22, 1997, shall have been satisfied or waived and such closing shall have occurred.

                  7.4 Cardinal shall have received an opinion of Howard & Howard Attorneys, P.C., counsel to Fountain Square in a form reasonably satisfactory to Cardinal and its counsel and dated the Closing Date, to the effect that (i) Fountain Square is a validly existing business trust, duly organized and in good standing under the laws of the Commonwealth of Massachusetts and has the power to carry on its business as it is now being conducted and to carry out this Agreement,
         (ii) the Acquiring Fund Shares to be issued to the Acquired Fund Shareholders pursuant to this Agreement are duly authorized, validly issued and outstanding, and fully paid and non-assessable and no Acquiring Fund has outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into Acquiring Fund Shares, (iii) this Agreement has been duly authorized, executed and delivered by Fountain Square and, assuming due authorization, execution and delivery of this Agreement by Cardinal, CMC and Fifth Third, is a valid and legally binding obligation of Fountain Square, subject to the effect of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance and other similar laws relating to or affecting the enforcement of creditors' rights generally and court decisions with respect thereto and to general principles of equity and the discretion of the court before which a proceeding is brought (regardless of whether the enforceability is considered in a proceeding in equity or at law), (iv) the execution, delivery and performance of this Agreement will not result in a material breach or violation of Fountain Square's Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease, or other undertaking known to such counsel to which Fountain Square or any Acquiring Fund is a party or by which it is bound; provided that, such counsel may rely upon a certificate of an officer of Fountain Square whose responsibility it is to advise Fountain Square with respect to such matters, (v) no consent, approval, authorization or order of any court or governmental authority is required for the consummation by Fountain Square or any Acquiring Fund of the transactions contemplated by this Agreement, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required under state securities or "blue sky" laws; provided that, such opinion shall not be deemed to apply to Cardinal's compliance obligations under the 1933 Act, 1934 Act, 1940 Act, or state securities or "blue sky" laws, and (vi) no material litigation, administrative proceeding or investigation of or before any court or governmental body is currently pending or, to such counsel's knowledge, threatened against Fountain Square or any Acquiring Fund, or any of Fountain Square's or the Acquiring Funds' properties or assets which, if adversely determined, would materially and adversely affect the Acquiring Fund's financial condition or the conduct of its business.

                  7.5 With respect to each Acquiring Fund, Fountain Square's Board of Trustees, including a majority of Trustees who are not "interested persons" as defined under the 1940 Act, has determined that the Reorganization is in the best interests of each Acquiring Fund and that the interests of the existing shareholders of each Acquiring Fund would not be diluted as a result of the Reorganization.

8. FURTHER CONDITIONS PRECEDENT TO THE OBLIGATIONS OF FOUNTAIN SQUARE AND CARDINAL.

         If any of the conditions set forth below are not satisfied on or before the Closing Date with respect to Cardinal or Fountain Square, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement.

                  8.1 The Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of beneficial interest of each Acquired Fund in accordance with the laws of the state of Ohio and Cardinal's Declaration of Trust and By-Laws.

                  8.2 On the Closing Date no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

                  8.3 All consents, orders, permits, and exemptions of federal, state, and local regulatory authorities (including those of the SEC and of state "blue sky" securities authorities) deemed necessary by Fountain Square or Cardinal to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of Fountain Square or Cardinal.

                  8.4 The Registration Statement shall have been declared effective under the 1933 Act by the SEC and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened, or contemplated under the 1933 Act.

                  8.5 For each Acquiring Fund and corresponding Acquired Fund, Fountain Square and Cardinal shall have received an opinion of Howard & Howard Attorneys,

         P.C., substantially to the effect that, on the basis of written representations made by Cardinal and Fountain Square, the existing provisions of the Code, current administrative rules, and court decisions, for federal income tax purposes:

                           (a) The transfer of all or substantially all of the
                  Acquired Fund's assets in exchange for shares of the applicable Acquiring Fund and the distribution of such shares to the shareholders of the Acquired Fund in liquidation of the Acquired Fund will constitute a "reorganization" within the meaning of Section 368(a)(1) of the Code; (b) no gain or loss will be recognized by an Acquiring Fund upon the receipt of the assets of the applicable Acquired Fund solely in exchange for the Acquiring Fund Shares; (c) no gain or loss will be recognized by an Acquired Fund upon the transfer of the applicable Acquired Fund assets to the Acquiring Fund in exchange for the Acquiring Fund Shares or upon the distribution (whether actual or constructive) of the Acquiring Fund Shares to Acquired Fund shareholders in exchange for their shares of the Acquired Fund; (d) no gain or loss will be recognized by the Acquired Fund shareholders upon the exchange of their Acquired Fund shares for the applicable Acquiring Fund Shares; (e) the tax basis of each Acquired Fund's assets acquired by the applicable Acquiring Fund will be the same as the tax basis of such assets to the Acquired Fund immediately prior to the Reorganization; (f) the tax basis of the Acquiring Fund Shares received by each of the Acquired Fund shareholders pursuant to the Reorganization will be the same as the tax basis of the Acquired Fund shares held by such shareholder immediately prior to the Reorganization; (g) the holding period of the assets of each Acquired Fund in the hands of the applicable Acquiring Fund will include the period during which those assets were held by the Acquired Fund; and
                  (h) the holding period of the Acquiring Fund Shares to be received by each Acquired Fund's shareholders will include the period during which the Acquired Fund shares exchanged therefor were held by such shareholder (provided the Acquired Fund shares were held as capital assets on the date of the Reorganization).

9.       TERMINATION OF AGREEMENT.

                  9.1 This Agreement may be terminated and the transactions contemplated hereby may be abandoned at any time prior to the Closing Date (a) by mutual written consent of Cardinal and Fountain Square or
         (b) by either Cardinal or Fountain Square by written notice to the other, without liability on the part of either party hereto, if circumstances should develop that, in the opinion of either such Board of Trustees, proceeding with the Reorganization is not in the best interests of that party's shareholders.

                  9.2 If this Agreement is terminated and the transaction contemplated hereby are abandoned pursuant to the provisions of this
         Section 9, this Agreement shall become void and have no effect, without any liability on the part of any party hereto or the

         Trustees, officers or shareholders of Cardinal or of Fountain Square, in respect of this Agreement.

10.      WAIVER.

         At any time prior to the Closing Date, any of the foregoing conditions may be waived by the Board of Trustees of Cardinal or the Board of Trustees of Fountain Square if, in the judgment of both Boards of Trustees, such waiver will not alter the shares to be received by shareholders of Cardinal or otherwise have a material adverse effect on the benefits intended under this Agreement to the shareholders of Cardinal or of Fountain Square, as the case may be.

11.      AMENDMENT.

         This Agreement may be amended, modified or supplemented at any time in such manner as may be mutually agreed upon in writing by Cardinal and Fountain Square, authorized by their respective Boards of Trustees and notwithstanding approval thereof by each Acquired Fund's shareholders; provided, that if so approved by an Acquired Fund's shareholders, no amendment shall be made which substantially changes the terms hereof.

12.      NO BROKER'S OR FINDER'S FEE.

         Cardinal and Fountain Square each represents that there is no person with whom it has dealt who by reason of such dealings is entitled to any broker's or finder's or other similar fee or commission arising out of the transactions contemplated by this Agreement.

13.      INDEMNIFICATION.

                  13.1

                           (a) Each Acquired Fund will indemnify and hold
                  harmless, out of its own assets and no others, the corresponding Acquiring Fund and Fountain Square's Trustees and officers (for purposes of this paragraph, the "Indemnified Parties") against any and all expenses, losses, claims, damages and liabilities at any time imposed upon or reasonably incurred by any one or more of the Indemnified Parties in connection with, arising out of, or resulting from any claim, action, suit or proceeding in which any one or more of the Indemnified Parties may be involved or with which any one or more of the Indemnified Parties may be threatened by reason of any untrue statement or alleged untrue statement of a material fact relating to Cardinal or any Acquired Fund contained in the Registration Statement, any Acquired Fund Prospectus or related Statement of Additional Information, or any amendment or supplement to any of the foregoing, or arising out of or based upon the omission or alleged omission to state in any of the foregoing a material fact relating to Cardinal or any Acquired Fund required to be stated therein or necessary to make the statements relating to Cardinal or any Acquired Fund therein not misleading, including, without limitation, any amounts paid by any one or more of the Indemnified Parties in a reasonable compromise or settlement of any such claim, action, suit or proceeding, or threatened claim, action, suit or proceeding made with the prior consent of Cardinal.

                           (b) The Indemnified Parties will notify Cardinal in
                  writing within ten days after the receipt by any one or more of the Indemnified Parties of any notice of legal process or any suit brought against or claim made against such Indemnified Party as to any matters covered by this paragraph 13.1. Cardinal shall be entitled to participate at its own expense in the defense of any claim, action, suit or proceeding covered by this paragraph 13.1, or, if it so elects, to assume at its expense by counsel satisfactory to the Indemnified Parties the defense of any such claim, action, suit or proceeding, and if Cardinal elects to assume such defense, the Indemnified Parties shall be entitled to participate in the defense of any such claim, action, suit or proceeding at their own expense. The obligation of each of the Acquired Funds under this paragraph 13.1 to indemnify and hold harmless the Indemnified Parties shall constitute a guarantee of any expenses, losses, claims, damages and liabilities required to be paid by it under paragraph 13.1 without the necessity of the Indemnified Parties' first paying the same.

                  13.2

                           (a) Each Acquiring Fund will indemnify and hold
                  harmless, out of its own assets and no others, the corresponding Acquired Fund and Cardinal's Trustees and officers (for purposes of this paragraph, the "Indemnified Parties") against any and all expenses, losses, claims, damages and liabilities at any time imposed upon or reasonably incurred by any one or more of the Indemnified Parties in connection with, arising out of, or resulting from any claim, action, suit or proceeding in which any one or more of the Indemnified Parties may be involved or with which any one or more of the Indemnified Parties may be threatened by reason of any untrue statement or alleged untrue statement of a material fact relating to Fountain Square or any Acquiring Fund contained in the Registration Statement, any Acquiring Fund Prospectus or related Statement of Additional Information, or any amendment or supplement to any of the foregoing, or arising out of or based upon the omission or alleged omission to state in any of the foregoing a material fact relating to Fountain Square or any Acquiring Fund required to be stated therein or necessary to make the statements relating to Fountain Square or any Acquiring Fund therein not misleading, including, without limitation, any amounts paid by any one or more of the Indemnified Parties in a reasonable compromise or settlement of any such claim, action, suit or proceeding, or threatened claim, action, suit or proceeding made with the prior consent of Fountain Square.

                           (b) The Indemnified Parties will notify Fountain
                  Square in writing within ten days after the receipt by any one or more of the Indemnified Parties of any notice of legal process or any suit brought against or claim made against such Indemnified Party as to any matters covered by this paragraph 13.2. Fountain Square shall be entitled to participate at its own expense in the defense of any claim, action, suit or proceeding covered by this paragraph 13.2, or, if it so elects, the assume at its expense by counsel satisfactory to the Indemnified Parties the defense of any such claim, action, suit or proceeding, and, if Fountain Square elects to assume such defense, the Indemnified Parties shall be entitled to participate in the defense of any such claim, action, suit or proceeding at their own expense. The obligation of each of the Acquiring Funds under this paragraph 13.2 to indemnify and hold harmless the Indemnified Parties shall constitute a guarantee of payment so that the Acquiring Funds will pay in the first instance any expenses, losses, claims, damages and liabilities required to be paid by it under this paragraph 13.2 without the necessity of the Indemnified Parties' first paying the same.

14.      MISCELLANEOUS.

                  14.1 The representations, warranties and covenants included or provided for herein shall survive consummation of the transactions contemplated hereby.

                  14.2 This Agreement contains the entire agreement and understanding between the parties hereto with respect to the subject matter hereof, and merges and supersedes all prior discussions, agreements, and understandings of every kind and nature between them relating to the subject matter hereof. Neither party shall be bound by any condition, definition, warranty, or representation, other than as set forth or provided in this Agreement or as may be set forth in a later writing signed by the party to be bound thereby.

                  14.3 This Agreement shall be governed and construed in accordance with the internal laws of the state of Ohio, without giving effect to such jurisdiction's conflicts of laws principles.

                  14.4 This Agreement may be executed in any number of counterparts, each of which, when executed and delivered, shall be deemed to be an original.

                  14.5 The article and paragraph headings contained herein are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

                  14.6 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

                  14.7 Cardinal and CMC are hereby expressly put on notice of the limitation of liability as set forth in the Declaration of Trust of Fountain Square and agrees that the obligations assumed by Fountain Square pursuant to this Agreement shall be limited in any case to Fountain Square and its assets and Cardinal shall not seek satisfaction of any such obligation from the shareholders of Fountain Square, the Trustees, officers, or employees of Fountain Square or any of them.

                  14.8 Fountain Square and Fifth Third are hereby expressly put on notice of the limitation of liability as set forth in the Declaration of Trust of Cardinal, which is on file with the Secretary of State of Ohio, and agrees that the obligations assumed by Cardinal pursuant to this Agreement shall be limited in any case to Cardinal and its assets and Fountain Square shall not seek satisfaction of any such obligation from the shareholders of Cardinal, the Trustees, officers, or employees of Cardinal or any of them.

                  14.9 If the transactions contemplated by this Agreement and Plan of Reorganization have not been completed by December 31, 1998, the Agreement shall automatically terminate on that date unless a later date is agreed to in writing by all parties to this Agreement.

         IN WITNESS WHEREOF, each of Cardinal, CMC, Fountain Square, and Fifth Third have caused this Agreement and Plan of Reorganization and Liquidation to be executed and attested on its behalf by its duly authorized representatives as of the date first above written.

Attest                                     Cardinal:

                                           THE CARDINAL GROUP

                                           By:
---------------------------------             ---------------------------------
                                           Name:
                                               -------------------------------
                                           Title:
                                                 ------------------------------

Attest                                     CMC:

                                           CARDINAL MANAGEMENT GROUP

                                           By:
---------------------------------             ---------------------------------
                                           Name:
                                                -------------------------------
                                           Title:
                                                 ------------------------------



Attest                                     Foundation Square:

                                           FOUNDATION SQUARE FUNDS

                                           By:
---------------------------------             ---------------------------------
                                           Name:
                                               -------------------------------
                                           Title:
                                                 ------------------------------



Attest                                     Fifth Third:

                                           FIFTH THIRD BANK

                                           By:
---------------------------------             ---------------------------------
                                           Name:
                                                -------------------------------
                                           Title:
                                                 ------------------------------

                                   SCHEDULE A
                                     TO THE
              AGREEMENT AND PLAN OF REORGANIZATION AND LIQUIDATION


                        Acquired Fund                                 Acquiring Fund
                        -------------                                 --------------

1.       Cardinal Government Securities Money                     1.       Fountain Square Government Cash Reserves
         Market Fund                                                       Fund
               Retail Portion of Shares(1)                                      Investment A Shares
               Institutional Portion of Shares(2)                               Institutional Shares(3)

2.       Cardinal Tax Exempt Money Market Fund                    2.       Fountain Square Tax Exempt Money Market
               Retail Portion of Shares(1)                                 Fund(4)
               Institutional Portion of Shares(2)                                Investment A Shares(4)
                                                                                 Institutional Shares(4)

3.       The Cardinal Fund                                        3.       Fountain Square Cardinal Fund(4)
               Investor A Shares                                                 Investment A Shares(4)
               Investor Y Shares                                                 Institutional Shares(4)

4.       Cardinal Government Obligations Fund                     4.       Fountain Square Bond Fund for Income
               Investor A Shares                                                 Investment A Shares
               Investor Y Shares                                                 Institutional Shares(4)

5.       Cardinal Aggressive Growth Fund                          5.       Fountain Square Mid Cap Fund
               Investor A Shares                                                 Investment A Shares
               Investor Y Shares                                                 Institutional Shares(4)

6.       Cardinal Balanced Fund                                   6.       Fountain Square Balanced Fund
               Investor A Shares                                                 Investment A Shares
               Investor Y Shares                                                 Institutional Shares(4)



(1) Holders of shares of Cardinal Government Securities Money Market Fund and Cardinal Tax Exempt Money Market Fund who are not eligible to invest in Institutional Shares of the Fountain Square Funds as of the Closing Date will receive Investment A Shares.

(2) Holders of shares of Cardinal Government Securities Money Market Fund and Cardinal Tax Exempt Money Market Fund who are eligible to invest in Institutional Shares of the Fountain Square Funds as of the Closing Date will receive Institutional Shares.

(3) Existing Trust Shares of Fountain Square Government Cash Reserves Fund will be renamed Institutional Shares prior to the Closing Date.

(4) To be created prior to the Closing Date.

Note: Investment A Shares of the Funds are subject to Rule 12b-1 fees of 25 b.p. and a front-end sales charge of 4.50%. Investment A Shares are sold to retail customers.

Institutional Shares of the Funds are not subject to any Rule 12b-1 fees or sales charges of any kind. Institutional Shares are sold only to clients of Fifth Third Bank who make purchases through the Fifth Third Trust Department, qualified employee benefit plans, and broker-dealers, investment advisors, financial planners and certain other financial institutions who place trades for their own accounts or the accounts of their clients for a management, consulting or other fee.

THE CARDINAL GROUP
155 EAST BROAD STREET
COLUMBUS, OHIO 43215

[Name and Address of Shareholder]

                                                 Account Number:
                                                 Shares:
                                                 Control No:

TO VOTE, MARK BLOCKS BELOW IN BLUE INK AS FOLLOWS:  X

              KEEP THIS PORTION FOR YOUR RECORDS

--------------------------------------------------------------------------------
               THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED

                               THE CARDINAL GROUP

                      This Proxy is Solicited on Behalf of
                      the Board of Trustees of the Group


                      The undersigned hereby appoints H. Keith
                      Allen, Frank W. Siegel and James M
                      Schrack II, and each of them, with full
                      power of substitution, proxies to vote
                      and act with respect to all Shares of

                            [Name of Applicable Fund]


                      (the "Fund") of THE CARDINAL GROUP (the "Group"), which the undersigned is entitled to vote, at the Special Meeting of Shareholders of the Group to be held Friday, July 10, 1998, at the National City Board Room, 3rd Floor, 155 East Broad Street, Columbus, Ohio, at 9:00 A.M. (Eastern Time) and at any and all adjournments thereof, on the following proposal and any other matters that may properly come before the meeting.



PLEASE DATE, SIGN AND MAIL PROMPTLY

         The Shares represented by this proxy will be voted upon the proposal listed hereon in accordance with the instructions given by the shareholder, but if no instructions are given, and this proxy is properly executed and returned to the Group, this proxy will be voted FOR the proposal and in accordance with the best judgment of the proxies on any other matter which properly comes before the Meeting.

VOTE ON PROPOSAL

1 Approval of the Agreement and Plan of Reorganization and Liquidation by and between Fountain Square Funds, Fifth Third Bank, The Cardinal Group and Cardinal Management Corp.

         [ ] FOR             [ ] AGAINST            [ ] ABSTAIN


         The undersigned hereby acknowledges receipt of the Notice of Special Meeting of Shareholders dated May 27, 1998, and the Proxy Statement attached thereto.


         (Please sign legibly exactly as the name is printed above or as it appears on your account statement.)

-----------------------------------           ----------------------------------
Signature                  Date               Signature (Joint Owner)   Date

                       STATEMENT OF ADDITIONAL INFORMATION


                                 May 27, 1998



                               THE CARDINAL GROUP
                              155 East Broad Street
                              Columbus, Ohio 43215
                        Telephone Number: (800) 282-9446


                              FOUNTAIN SQUARE FUNDS
                            38 Fountain Square Plaza
                             Cincinnati, Ohio 45263
                        Telephone Number: (888) 799-5353

                                   Relating to
                         Special Meeting of Shareholders
                                       of
                               The Cardinal Group
                                  July 10, 1998



         This Statement of Additional Information is not a prospectus. A Combined Proxy Statement/Prospectus, dated May 27, 1998, related to the above-referenced matter may be obtained by writing to or calling The Cardinal Group or Fountain Square Funds at the addresses and telephone numbers shown above. This Statement of Additional Information should be read in conjunction with such Combined Proxy Statement/Prospectus.

                                TABLE OF CONTENTS


         INFORMATION INCORPORATED BY REFERENCE..............................B-1

         GENERAL INFORMATION................................................B-2

         INTRODUCTORY NOTE TO PRO FORMA FINANCIAL STATEMENTS................B-2

                      INFORMATION INCORPORATED BY REFERENCE

         1. The information relating to Investment A Shares of Fountain Square Mid Cap Fund, Fountain Square Balanced Fund, and Fountain Square Bond Fund For Income, portfolios of Fountain Square Funds, contained in the Combined Statement of Additional Information of Fountain Square Funds, dated November 30, 1997, as supplemented, is incorporated by reference from Fountain Square's Post-Effective Amendment No. 25 to its Registration Statement on Form N-1A (File No. 33-24848) which was filed with the Securities and Exchange Commission on November 28, 1997.

         2. The information relating to Investment A Shares and Institutional Shares (formerly known as Trust Shares) of Fountain Square Government Cash Reserves Fund, a portfolio of Fountain Square Funds, contained in the Combined Statement of Additional Information of Fountain Square Government Cash Reserves Fund, dated September 30, 1997, as supplemented, is incorporated by reference from Fountain Square's Post-Effective Amendment No. 23 to its Registration Statement on Form N-1A (File No. 33-24848) which was filed with the Securities and Exchange Commission on September 30, 1997.

         3. The information relating to each of the portfolios of The Cardinal Group contained in the Statement of Additional Information of The Cardinal Group, dated January 30, 1998, as supplemented, is incorporated by reference from Cardinal's Post-Effective Amendment No. 10 to its Registration Statement on Form N-1A (File No. 33-59984) which was filed with the Securities and Exchange Commission on January 28, 1998.

         4. The information relating to Investment A Shares of Fountain Square Mid Cap Fund, Fountain Square Balanced Fund, and Fountain Square Bond Fund For Income contained in the audited financial statements of Fountain Square, dated July 31, 1997, is incorporated by reference from Fountain Square's Annual Report to Shareholders which was filed with the Securities and Exchange Commission on or about October 9, 1997 (File No. 811-05669).


         5. The information relating to Investment A Shares and Institutional Shares (formerly known as Trust Shares) of Fountain Square Government Cash Reserves Fund contained in the audited financial statements of Fountain Square Cash Reserves Fund, dated July 31, 1997, is incorporated by reference from Fountain Square's Post-Effective Amendment No. 23 to its Registration Statement on Form N-1A (File No. 33-24848) which was filed with the Securities and Exchange Commission on September 30, 1997.


         6. The information relating to Investment A Shares of Fountain Square Mid Cap Fund, Fountain Square Balanced Fund, and Fountain Square Bond Fund For Income, and Investment A Shares and Institutional Shares (formerly known as Trust Shares) of Fountain Square Government Cash Reserves Fund contained in the unaudited financial statements of Fountain Square, dated January 31, 1998, are incorporated by reference from Fountain Square's Semi-Annual Report to Shareholders which was filed with the Securities and Exchange Commission on or about April 1, 1998 (File No. 811-05699).

         7. The information relating to each of the portfolios of The Cardinal Group contained in the audited financial statements of The Cardinal Group, dated September 30, 1997, is incorporated by reference from Cardinal's Annual Report to Shareholders which was filed with the Securities and Exchange Commission on or about December 10, 1997 (File No. 811-07588).


         8. The information relating to Investment A Shares and Institutional Shares of Fountain Square Cardinal Fund and Fountain Square Tax Exempt Money Market Fund and relating to Institutional Shares of Fountain Square Balanced Fund, Fountain Square Mid Cap Fund and Fountain Square Bond Fund For Income, contained in the applicable Statements of Additional Information, dated May 20, 1998, as supplemented, is incorporated by reference from Fountain Square's Post-Effective Amendment No. 27 to its Registration Statement on Form N-1A (File No. 33-24848) which was filed with the Securities and Exchange Commission on March 6, 1998.



                               GENERAL INFORMATION

         The proposed Reorganization contemplates: (i) the transfer of all of the assets and stated liabilities of each of the Cardinal Funds to a corresponding Fountain Square Fund in exchange for shares of comparable classes of such corresponding Fountain Square Fund; and (ii) the distribution pro rata of Fountain Square Fund shares to the shareholders of the Cardinal Funds in complete liquidation of the Cardinal Funds. The Reorganization is subject to a number of conditions with respect to each Cardinal Fund, including shareholder approval. Following the Reorganization, The Cardinal Group will wind up its affairs and deregister as an investment company under the 1940 Act.

         As a result of the proposed Reorganization, a Cardinal Fund shareholder will become a shareholder of its corresponding Fountain Square Fund and will hold, immediately after the Reorganization, shares of the comparable class of the corresponding Fountain Square Fund having a total dollar value equal to the total dollar value of the shares of the Cardinal Fund that the shareholder held immediately before the Reorganization.


        INTRODUCTORY NOTE TO UNAUDITED PRO FORMA FINANCIAL STATEMENTS

         The following unaudited pro forma information gives effect to the proposed transfer of the assets and stated liabilities of the Cardinal Funds to their corresponding Fountain Square Funds, accounted for as if the Reorganization had occurred as of January 31, 1998 and as if the Fountain Square Funds had operated for the periods then ended. In addition, each pro forma combining statement has been prepared based upon the structure of the proposed fee and expense structure of the applicable surviving Fountain Square Fund. Pro forma financial information is not provided with respect to Fountain Square Cardinal Fund and Fountain Square Tax Exempt Money Market Fund, as such Funds have been organized to facilitate the Reorganization, have not commenced operations and will have only nominal assets as of the date of the Reorganization. In addition, the expenses for each of these Funds are not expected to be materially different from the expenses of its corresponding Cardinal Fund.


         Pro forma financial information is not provided with respect to Fountain Square Mid Cap Fund, as the assets of Cardinal Aggressive Growth Fund amount to less than 10% of the assets of Fountain Square Mid Cap Fund.

         The pro forma financial information should be read in conjunction with the historical financial statements and notes thereto of the Cardinal Funds and Fountain Square Funds incorporated by reference in this Statement of Additional Information. Each combination of the above Cardinal Funds and Fountain Square Funds will be accounted for as a tax-free reorganization.

FOUNTAIN SQUARE BALANCED FUND/CARDINAL BALANCED FUND
Pro Forma Combining Schedule of Portfolio Investments
January 31, 1998
(Unaudited)

                                                                                                         Market Value
                                                                                              -------------------------------------
                         Shares or Principal Amount                                                          Fountain
          ------------------------------------------------                                    Cardinal        Square
            Cardinal          Fountain Square    Pro Forma             Security               Balanced       Balanced     Pro Forma
          Balanced Fund        Balanced Fund     Combined             Description               Fund           Fund        Combined
          -------------       ---------------    ---------   -----------------------------    --------      ----------    ---------
Common Stocks  (62.2%):
Banking  (5.6%):
                  4,000                              4,000   Ahmanson (HF) & Co.              $233,250                     $233,250
                  3,300                              3,300   AmSouth Bancorp                   178,200                      178,200
                  2,000                              2,000   Bank of Boston Corp.              179,000                      179,000
                  3,500             55,000          58,500   Bank of New York Co., Inc.        189,655     $2,980,313     3,169,968
                  1,000                              1,000   Citicorp                          119,000                      119,000
                                    35,000          35,000   First Tennessee National Corp.                 2,060,625     2,060,625
                  3,000             13,000          16,000   Mellon Bank Corp.                 181,120        784,880       966,000
                                    70,000          70,000   Norwest Corp.                                  2,555,000     2,555,000
                                                                                             ---------      ---------     ----------
                                                                                             1,080,225      8,380,818     9,461,043
                                                                                             ---------      ---------     ----------

Beverages  (0.3%):
                  3,000                              3,000   Coca Cola Co.                     194,250                      194,250
                  4,000                              4,000   Pepsico, Inc.                     144,250                      144,250
                  3,000                              3,000   Robert Mondavi, Class A (a)       108,563                      108,563
                                                                                             ---------      ---------     ----------
                                                                                               447,063                      447,063
                                                                                             ---------      ---------     ----------

Business Services  (0.2%):
                                    10,000          10,000   Cintas Corp.                                     417,500       417,500
                                                                                             ---------      ---------     ----------
Chemicals  (1.9%):
                  2,000                              2,000   Dupont de Nemours and Co.         113,250                      113,250
                  4,500                              4,500   Monsanto Co.                      213,469                      213,469
                                    70,000          70,000   Praxair, Inc.                                  2,900,625     2,900,625
                                                                                             ---------      ---------     ----------
                                                                                               326,719      2,900,625     3,227,344
                                                                                             ---------      ---------     ----------

Computer Software & Services  (5.8%):
                  2,000                              2,000   Computer Sciences (a)             169,750                      169,750
                                    35,000          35,000   Electronics for Imaging, Inc.                    586,250       586,250
                                    65,000          65,000   First Data Corp.                               1,990,625     1,990,625
                                    50,000          50,000   Fiserv, Inc. (a)                               2,593,749     2,593,749
                  4,000                              4,000   HBO & Company                     209,250                      209,250
                  1,500              4,800           6,300   Microsoft Corp. (a)               223,781        716,100       939,881
                                    84,000          84,000   Oracle Corp. (a)                               1,953,000     1,953,000
                                    25,000          25,000   Reynolds & Reynolds Co., Class A                 496,875       496,875
                                    20,000          20,000   Sun Microsystems, Inc. (a)                       958,750       958,750
                                                                                             ---------      ---------     ----------
                                                                                               602,781      9,295,349     9,898,130
                                                                                             ---------      ---------     ----------
Computer Systems & Equipment  (3.4%):
                  5,000                              5,000   Applied Materials (a)             164,063                      164,063
                  3,000             52,500          55,500   Cisco Systems (a)                 189,187      3,310,781     3,499,968
                  6,000                              6,000   Compaq Computer Corp.             180,375                      180,375
                                    16,000          16,000   Diebold, Inc.                                    796,000       796,000

FOUNTAIN SQUARE BALANCED FUND/CARDINAL BALANCED FUND
Pro Forma Combining Schedule of Portfolio Investments
January 31, 1998
(Unaudited)

                                                                                                         Market Value
                                                                                              -------------------------------------
                         Shares or Principal Amount                                                          Fountain
          ------------------------------------------------                                    Cardinal        Square
            Cardinal          Fountain Square    Pro Forma             Security               Balanced       Balanced     Pro Forma
          Balanced Fund        Balanced Fund     Combined             Description               Fund           Fund        Combined
          -------------       ---------------    ---------   -----------------------------    --------      ----------    ---------
                  3,000             16,000          19,000   Hewlett-Packard Co.               180,000         960,000     1,140,000
                                                                                             ---------      ----------    ----------
                                                                                               713,625       5,066,781     5,780,406
                                                                                             ---------      ----------    ----------
Construction  (0.2%):
                  4,500                              4,500   Crane Co.                         194,344                       194,344
                  3,000                              3,000   Deere & Co.                       158,250                       158,250
                                                                                             ---------      ----------    ----------
                                                                                               352,594                       352,594
                                                                                             ---------      ----------    ----------
Consumer Cyclicals  (0.3%):
                  4,500                              4,500   Avery Dennison Corp.              201,938                       201,938
                  3,000                              3,000   Kohls Corp. (a)                   208,125                       208,125
                  3,000                              3,000   Service Corporation Intl.         117,000                       117,000
                                                                                             ---------      ----------    ----------
                                                                                               527,063                       527,063
                                                                                             ---------      ----------    ----------
Consumer Products  (3.2%):
                                    29,000          29,000   Conagra, Inc.                                     917,125       917,125
                                    38,000          38,000   Crown Cork & Seal Co., Inc.                     1,881,000     1,881,000
                                    40,000          40,000   Newell Co.                                      1,642,500     1,642,500
                  2,000              4,000           6,000   Procter & Gamble Co.              156,750         313,500       470,250
                                    20,000          20,000   Sherwin Williams Co.                              570,000       570,000
                                                                                             ---------      ----------    ----------
                                                                                               156,750       5,324,125     5,480,875
                                                                                             ---------      ----------    ----------
Distributors  (0.3%):
                                    12,000          12,000   Fastenal Co.                                      527,250       527,250
                                                                                             ---------      ----------    ----------
Eating & Drinking Places
  (0.1%):
                  7,000                              7,000   Wendy's Intl.                     156,188                       156,188
                                                                                             ---------      ----------    ----------

Electrical Equipment  (2.3%):
                                    20,000          20,000   Belden, Inc.                                      762,500       762,500
                  3,000             25,000          28,000   Emerson Electric Co.              181,500       1,512,500     1,694,000
                  4,000             14,000          18,000   General Electric Co.              310,000       1,085,000     1,395,000
                                                                                             ---------      ----------    ----------
                                                                                               491,500       3,360,000     3,851,500
                                                                                             ---------      ----------    ----------
Electronics  (6.7%):
                                   105,000         105,000   Adaptec, Inc. (a)                               2,342,813     2,342,813
                                    60,000          60,000   Computer Products, Inc. (a)                     1,447,500     1,447,500
                                    20,000          20,000   Flextronics, International (a)                    712,500       712,500
                  2,600             50,000          52,600   Intel Corp.                       210,600       4,049,999     4,260,599
                  2,500                              2,500   Lucent Technologies               221,250                       221,250
                                    50,000          50,000   Molex, Inc.                                     1,362,500     1,362,500
                                    15,000          15,000   QLogic Corp. (a)                                  485,625       485,625
                                    27,562          27,562   Vishay Intertechnology, Inc. (a)                  578,802       578,802
                                                                                             ---------      ----------    ----------
                                                                                               431,850      10,979,739    11,411,589
                                                                                             ---------      ----------    ----------
Entertainment & Leisure  (0.1%):
                  1,900                              1,900   The Walt Disney Co.               202,469                       202,469
                                                                                             ---------      ----------    ----------

FOUNTAIN SQUARE BALANCED FUND/CARDINAL BALANCED FUND
Pro Forma Combining Schedule of Portfolio Investments
January 31, 1998
(Unaudited)


                                                                                                         Market Value
                                                                                              -------------------------------------
                         Shares or Principal Amount                                                          Fountain
          ------------------------------------------------                                    Cardinal        Square
            Cardinal          Fountain Square    Pro Forma             Security               Balanced       Balanced     Pro Forma
          Balanced Fund        Balanced Fund     Combined             Description               Fund           Fund        Combined
          -------------       ---------------    ---------   -----------------------------    --------      ----------    ---------
Financial  (2.2%):
                  2,000                              2,000   Am. Express                       167,375                      167,375
                                    77,000          77,000   Federal Home Loan Mortgage Corp.                3,426,500    3,426,500
                  2,500                              2,500   Federal National Mortage Assn.    154,375                      154,375
                                                                                             ---------      ----------    ----------
                                                                                               321,750       3,426,500    3,748,250
                                                                                             ---------      ----------    ----------
General Building Contractors  (0.4%):
                                    45,000          45,000   Clayton Homes Inc.                                753,750      753,750
                                                                                             ---------      ----------    ----------
Healthcare  (1.5%):
                                    17,000          17,000   First Health Group Corp.                          809,624      809,624
                  9,000                              9,000   Healthsouth Corp. (a)             201,938                      201,938
                  5,000                              5,000   Medtronic, Inc.                   255,313                      255,313
                  2,000                              2,000   Merck & Company, Inc.             234,500                      234,500
                  4,500                              4,500   Quorum Health Group (a)           112,500                      112,500
                                    15,000          15,000   STERIS Corp. (a)                                  785,625      785,625
                  4,000                              4,000   Tenet Healthcare Corporation      138,000                      138,000
                                                                                             ---------      ----------    ----------
                                                                                               942,251       1,595,249    2,537,500
                                                                                             ---------      ----------    ----------
Holding & Other Investment
 Offices  (0.1%): 4,000                              4,000   Am. General Hospitality           110,250                      110,250
                                                                                             ---------      ----------    ----------
Insurance  (4.1%):
                                    10,000          10,000   Allstate Corp.                                    885,000      885,000
                                    40,000          40,000   American Bankers Insurance
                                                             Group, Inc.                                     2,209,999    2,209,999
                  1,500                              1,500   American International
                                                             Group, Inc.                       165,469                      165,469
                                     8,000           8,000   Cincinnati Financial Corp.                      1,020,000    1,020,000
                                    36,000          36,000   MGIC Investment Corp.                           2,434,499    2,434,499
                  3,999                              3,999   Traveler's Group                  197,951                      197,951
                                                                                             ---------      ----------    ----------
                                                                                               363,420       6,549,498    6,912,918
                                                                                             ---------      ----------    ----------
Manufacturing  (2.5%):
                                    40,000          40,000   Federal Signal Corp.                              897,500      897,500
                                    35,000          35,000   Illinois Tool Works                             1,949,063    1,949,063
                                    50,000          50,000   Zebra Technologies Corp.,
                                                             Class A (a)                                     1,387,500    1,387,500
                                                                                                            ----------    ----------
                                                                                                             4,234,063    4,234,063
                                                                                             ---------      ----------    ----------
Media/Publishing  (1.2%):
                                    42,000          42,000   Interpublic Group of Cos., Inc.                 2,060,625    2,060,625
                                                                                             ---------      ----------    ----------
Medical Devices  (1.4%):
                                    38,000          38,000   Guidant Corp.                                   2,441,500    2,441,500
                                                                                             ---------      ----------    ----------
Medical Distribution  (0.6%):
                  2,000                              2,000   Bergen Brunswig Corp.             91,125                        91,125
                  2,000              9,000          11,000   Cardinal Health, Inc.            154,875          696,938      851,813
                                                                                             ---------      ----------    ----------
                                                                                              246,000          696,938      942,938
                                                                                             ---------      ----------    ---------

FOUNTAIN SQUARE BALANCED FUND/CARDINAL BALANCED FUND
Pro Forma Combining Schedule of Portfolio Investments
January 31, 1998
(Unaudited)



                                                                                                         Market Value
                                                                                              -------------------------------------
                         Shares or Principal Amount                                                          Fountain
          ------------------------------------------------                                    Cardinal        Square
            Cardinal          Fountain Square    Pro Forma             Security               Balanced       Balanced     Pro Forma
          Balanced Fund        Balanced Fund     Combined             Description               Fund           Fund        Combined
          -------------       ---------------    ---------   -----------------------------    --------      ----------    ---------
Miscellaneous Manufacturing
 Industries  (0.1%):               5,000           5,000   Tyco International Ltd.            221,875                       221,875
                                                                                            ---------      ----------    ----------
Oil & Gas  (2.7%):
                                   8,000           8,000   Chevron Corp.                                      598,500       598,500
                                  18,000          18,000   ENSCO International                                488,250       488,250
                    3,000                          3,000   Exxon Corp.                        177,938                       177,938
                                  25,000          25,000   Global Marine                                      573,438       573,438
                    2,000         22,000          24,000   Mobil Corp.                        136,250       1,498,749     1,634,999
                    2,000                          2,000   Schlumberger Ltd.                  147,375                       147,375
                    4,000                          4,000   Transocean Offshore, Incorporated  159,000                       159,000
                                  40,000          40,000   Varco International, Inc. (a)                      820,000       820,000
                                                                                            ---------      ----------    ----------
                                                                                              620,563       3,978,937     4,599,500
                                                                                            ---------      ----------    ----------
Pharmaceuticals  (8.2%):
                                  27,000          27,000   American Home Products                           2,576,813     2,576,813
                    2,000          8,000          10,000   Amgen, Inc.                        100,000         400,000       500,000
                    3,000                          3,000   Colgate-Palmolive Co.              219,750                       219,750
                    2,500                          2,500   Gillette Co.                       246,875                       246,875
                    3,000         47,000          50,000   Johnson & Johnson                  200,813       3,146,061     3,346,874
                    2,000         20,000          22,000   Pfizer, Inc.                       163,875       1,638,750     1,802,625
                                  40,000          40,000   Schering - Plough Corp.                          2,895,000     2,895,000
                                  14,000          14,000   Warner Lambert, Inc.                             2,107,000     2,107,000
                                                                                            ---------      ----------    ----------
                                                                                              931,313      12,763,624    13,694,937
                                                                                            ---------      ----------    ----------
Printing & Publishing
 (0.3%):            3,500                          3,500   New York Times Co., Class A        227,719                       227,719
                    4,000                          4,000   Tribune Co.                        243,000                       243,000
                                                                                            ---------      ----------    ----------
                                                                                              470,719                       470,719
                                                                                            ---------      ----------    ----------
Retail  (3.1%):
                    4,000         60,000          64,000   Consolidated Stores Corp. (a)      164,500       2,467,500     2,632,000
                                  20,000          20,000   Dollar General                                     727,500       727,500
                                  33,000          33,000   Home Depot, Inc.                                 1,990,313     1,990,313
                                                                                            ---------      ----------    ----------
                                                                                              164,500       5,185,313     5,349,813
                                                                                            ---------      ----------    ----------
Security & Commodity Brokers
 (0.3%):            4,600                          4,600   Ben Franklin Resources             206,138                       206,138
                    3,500                          3,500   T. Rowe Price Association          226,625                       226,625
                                                                                            ---------      ----------    ----------
                                                                                              432,763                       432,763
                                                                                            ---------      ----------    ----------
Telecommunications  (1.4%):
                                  15,000          15,000   Century Telephone Enterprises                      791,250       791,250
                                  32,000          32,000   Cincinnati Bell                                  1,148,000     1,148,000
                    5,100                          5,100   MCI Communications Corp.           236,831                       236,831

FOUNTAIN SQUARE BALANCED FUND/CARDINAL BALANCED FUND
Pro Forma Combining Schedule of Portfolio Investments
January 31, 1998
(Unaudited)



                                                                                                         Market Value
                                                                                              -------------------------------------
                         Shares or Principal Amount                                                          Fountain
          ------------------------------------------------                                    Cardinal        Square
            Cardinal          Fountain Square    Pro Forma             Security               Balanced       Balanced     Pro Forma
          Balanced Fund        Balanced Fund     Combined             Description               Fund           Fund        Combined
          -------------       ---------------    ---------   -----------------------------    --------      ----------    ----------
                  7,000                              7,000   Worldcom, Inc. (a)                250,688                       250,688
                                                                                             ---------      ----------    ----------
                                                                                               487,519       1,939,250     2,426,769
                                                                                             ---------      ----------    ----------
Transportation  (1.5%)
                  1,500                              1,500   Burlington Northern Santa Fe      130,125                       130,125
                                    80,000          80,000   Comair Holdings, Inc.                           2,255,000     2,255,000
                  2,500                              2,500   Federal Express (a)               162,656                       162,656
                                                                                             ---------      ----------    ----------
                                                                                               292,781       2,255,000     2,547,781
                                                                                             ---------      ----------    ----------
Transportation Equipment
 (0.1%)           2,400                              2,400   Textron, Inc.                     143,550                       143,550
                                                                                             ---------      ----------    ----------
Utility  (0.1%):
                  6,000                              6,000   Williams Cos.                     171,000                       171,000
                                                                                             ---------      ----------    ----------
Total Common Stocks                                                                         11,409,081      94,132,434   105,541,515
                                                                                            ----------      ----------   -----------

Preferred Stocks  (0.1%):
Banking  (0.1%):
                  3,000                              3,000   Glendale Federal Bank 8.750%
                                                             Preferred Series E                 238,500                      238,500
                                                                                             ----------      ----------   ----------
Total Preferred Stocks                                                                          238,500                      238,500
                                                                                             ----------      ----------   ----------
Asset Backed Securities
 (1.4%):
Financial  (1.4%):
                                $1,500,000      $1,500,000   Cityscape, Series, 1996-3,
                                                             7.15%, 8/25/11                                  1,547,299     1,547,299
                                   750,000         750,000   GE Capital Management, 6.94%,
                                                             3/25/27                                           763,500       763,500
                                                                                             ----------      ----------   ----------
Total Asset Backed Securities                                                                                2,310,799     2,310,799
                                                                                             ----------      ----------   ----------

Corporate Bonds  (6.6%):
Beverages  (0.2%):
               $250,000                            250,000   Anheuser Busch Co., 7.00%,
                                                             9/01/05                            261,250                      261,250
                                                                                             ----------      ----------   ----------
Consumer Products  (0.1%):
                200,000                            200,000   Dole Foods Company, 7.00%,
                                                             5/15/03                            207,000                      207,000
                                                                                             ----------      ----------   ----------
Financial  (3.9%):
                                    46,000          46,000   Bankers Trust New York Corp.,
                                                             9.20%, 7/15/99                                    48,040         48,040
                                 1,500,000       1,500,000   CIT Group Holdings, 6.25%, 3/28/01             1,517,382      1,517,382
                                 2,000,000       2,000,000   First Union Corp., 7.00%, 3/15/06              2,076,147      2,076,147
                                   500,000         500,000   Ford Motor Credit, Floating Rate
                                                             Note, 11/9/98 (5.65%, 2/9/98)(b)                 499,518        499,518
                200,000                            200,000   General Motors Acceptance Corp.,
                                                             7.00%, 9/15/02                     208,500                      208,500
                                 1,000,000       1,000,000   General Motors Acceptance Corp.,
                                                             6.63%, 10/1/02                                 1,026,027      1,026,027
                250,000                            250,000   Kemper Corporation, 6.875%,
                                                             9/15/03                            260,000                      260,000
                                 1,000,000       1,000,000   Sears Roebuck, 6.54%, 2/20/03                  1,024,002      1,024,002
                                                                                             ----------     ---------     ----------
                                                                                                468,500     6,191,116      6,659,616
                                                                                             ----------     ---------     ----------

FOUNTAIN SQUARE BALANCED FUND/CARDINAL BALANCED FUND
Pro Forma Combining Schedule of Portfolio Investments
January 31, 1998
(Unaudited)



                                                                                                      Market Value
                                                                                              -------------------------------------
                         Shares or Principal Amount                                                          Fountain
          ------------------------------------------------                                    Cardinal        Square
            Cardinal          Fountain Square    Pro Forma             Security               Balanced       Balanced     Pro Forma
          Balanced Fund        Balanced Fund     Combined             Description               Fund           Fund        Combined
          -------------       ---------------    ---------   -----------------------------    --------      ----------    ---------
Manufacturing  (0.9%):
                                   500,000         500,000   IBP, Inc., 6.13%, 2/1/06                          499,679       499,679
                                 1,000,000       1,000,000   Texas Instruments, 6.88%,                       1,026,119     1,026,119
                                                                                              --------       ---------     ---------
                                                             7/15/00                                         1,525,798     1,525,798
                                                                                              --------       ---------     ---------
Retail  (0.3%):
                250,000                            250,000   Limited Inc., 7.50%, 3/15/23      249,375                      249,375
                250,000                            250,000   Nordstrom Inc., 6.70%, 7/01/05    258,438                      258,438
                                                                                              --------       ---------     ---------
                                                                                               507,813                      507,813
                                                                                              --------       ---------     ---------
Transportation  (0.3%):
                250,000                            250,000   American Airlines, 10.18%,
                                                             1/02/13                           318,365                      318,365
                250,000                            250,000   CSX Transportation, 6.72%,
                                                             6/01/06                           259,375                      259,375
                                                                                              --------       ---------     --------
                                                                                               577,740                      577,740
                                                                                              --------       ---------     ---------
Utility  (0.9%):
                300,000                            300,000   Consumers Power, 7.50%, 6/01/02   304,875                      304,875
                                 1,000,000       1,000,000   Georgia Power, 6.88%, 9/1/02                   1,016,669     1,016,669
                150,000                            150,000   United States Filter Corp.,
                                                             4.50%, 12/15/01                   162,562                      162,562
                                                                                             ---------     ----------    ----------
                                                                                               467,439      1,016,667     1,484,106
                                                                                             ---------     ----------    ----------
                                                                                             2,489,740      8,733,583    11,223,323
Total Corporate Bonds                                                                        ---------     ----------    ----------


Mortgage Backed Securities  (0.4%):
U.S. Government Agencies  (0.4%):
                                     5,177           5,177   Federal Home Loan Mortgage Corp.,
                                                             9.50%, 10/1/02, Pool #38-0009                     5,352           5,352
                                    11,117          11,117   Federal Home Loan Mortgage Corp.,
                                                             8.00%, 8/1/08, Pool #27-2525                     11,528          11,528
                                   653,243         653,243   Federal National Mortgage Assn.,
                                                             6.00%, 4/1/11, Dwarf Pool 344185                647,396         647,396
                                                                                             ---------    ----------      ----------
                                                                                                             664,276         664,276
                                                                                             ---------    ----------      ----------
Total Mortgage Backed Securities
U.S. Government Securities  (17.0%):
U.S. Government Agencies  (8.1%):
                250,000                            250,000   Federal National Mortgage
                                                             Assn., 7.00%, 9/03/03             254,388                       254,388
                250,000                            250,000   Federal National Mortgage
                                                             Assn., 7.03%, 10/25/06            264,343                       264,343
                250,000                            250,000   Federal National Mortgage
                                                             Assn., 7.50%, 11/15/06            256,650                       256,650
                250,000                            250,000   Federal National Mortgage
                                                             Assn., 7.09%, 3/13/07             260,388                       260,388
                250,000                            250,000   Federal National Mortgage
                                                             Assn., 6.99%, 7/09/07             262,165                       262,165
                500,000                            500,000   Federal National Mortgage
                                                             Assn., 6.94%, 3/14/11             504,665                       504,665
                                 2,000,000       2,000,000   Federal National Mortgage
                                                             Assn., 6.80%, 8/27/12                         2,113,167       2,113,167
                                 1,939,700       1,939,700   Federal National Mortgage
                                                             Assn., 7.00%, 7/18/27                         1,963,248       1,963,248
                                 1,244,595       1,244,595   Government National Mortgage
                                                             Assn., 7.50%, 8/15/27,
                                                             Pool #449006                                  1,282,182       1,282,182
                                 6,457,081       6,457,081   Government National Mortgage
                                                             Assn., 7.50%, 9/15/27,
                                                             Pool #451459                                  6,652,084       6,652,084
                                                                                             ---------    ----------      ----------
                                                                                             1,802,599    12,010,681      13,813,280
                                                                                             ---------    ----------      ----------

FOUNTAIN SQUARE BALANCED FUND/CARDINAL BALANCED FUND
Pro Forma Combining Schedule of Portfolio Investments
January 31, 1998
(Unaudited)




                                                                                                    Market Value
                                                                                              -------------------------------------
                         Shares or Principal Amount                                                          Fountain
          ------------------------------------------------                                    Cardinal        Square
            Cardinal          Fountain Square    Pro Forma             Security               Balanced       Balanced     Pro Forma
          Balanced Fund        Balanced Fund     Combined             Description               Fund           Fund        Combined
          -------------       ---------------    ---------   -----------------------------    --------      ----------    ---------
U.S. Treasury Bonds  (5.2%):
                                 8,750,000       8,750,000   6.00%, 2/15/26, 6.00%, 2/15/26                  8,892,188     8,892,188
                                                                                            ---------       ----------    ----------
U.S. Treasury Notes  (3.4%):
                                 5,000,000       5,000,000   6.5%, 8/31/01                                   5,178,125     5,178,125
                500,000                            500,000   5.875%, 2/15/04                  512,020                        512,020
                                                                                            ---------       ----------    ----------
                                                                                              512,020        5,178,125     5,690,145
                                                                                            ---------       ----------    ----------
U.S. Treasury Strips  (0.3%):
              1,000,000                          1,000,000   11.25%, 2/15/09                  533,190                        533,190
                                                                                            ---------       ----------    ----------
Total U.S. Government Securities                                                            2,847,808       26,080,995    28,928,803
                                                                                            ---------       ----------    ----------
Repurchase Agreement  (14.3%):
                811,804                            811,804   Fifth Third                      811,804                        811,804
                                23,444,000      23,444,000   UBS Securities                                 23,444,000    23,444,000
Total Repurchase Agreement                                                                    811,804       23,444,000    24,255,804

Total Investments (Cost
$14,338,007, $128,997,043,
and $143,335,050, respectively) (a)
(a) - 102.0%                                                                              $17,796,933     $155,366,087  $173,163,020
                                                                                          ===========     ============  ============

(b) Current rate and next reset date shown.


FOUNTAIN SQUARE BOND FUND FOR INCOME/CARDINAL GOVERNMENT OBLIGATIONS FUND Pro Forma Combining Schedule of Portfolio Investments
January 31, 1998
(Unaudited)

                    Principal Amount                                                                          Market Value
------------------------------------------------------                                          ------------------------------------
                                                                                                               Fountain
     Cardinal                                                                                    Cardinal       Square
    Government            Fountain Square   Pro Forma             Security                       Government    Bond for    Pro Forma
    Obligations            Bond for Income   Combined             Description                   Obligations     Income      Combined
-----------------------    ---------------   ---------   -----------------------------------    -----------   ---------   ----------
Asset Backed Securities
 (1.7%):
Financial  (1.7%):
                                $5,000,000     $5,000,000   GE Capital Management, 6.94%,                    $5,090,000   $5,090,000
                                                             3/25/27                              ---------   ---------   ----------

Total Asset Backed Securities                                                                                 5,090,000    5,090,000
                                                                                                  ---------   ---------   ----------
Corporate Bonds  (26.0%):
Chemicals  (1.8%):
                                 5,000,000      5,000,000   Engelhard Corp., 7.00%, 8/1/01                    5,178,535    5,178,535
                                                                                                  ---------   ---------   ----------
Financial  (17.2%):
                                 5,000,000      5,000,000   American General Finance Corp.,
                                                            7.25%, 4/15/00                                    5,139,135    5,139,135
                                 5,000,000      5,000,000   Bear Stearns, Inc., 7.25%, 10/15/06               5,264,825    5,264,825
                                 5,000,000      5,000,000   Chrysler Corp., Medium Term Note,
                                                            6.37%, 6/21/99                                    5,038,120    5,038,120
                                 5,000,000      5,000,000   CIT Group Holdings, 6.25%, 3/28/01                5,057,940    5,057,940
                                 5,000,000      5,000,000   DLJ, Medium Term Note, 6.38%, 5/26/00             5,059,050    5,059,050
                                 5,000,000      5,000,000   IBM, 6.45%, 8/1/07                                5,043,340    5,043,340
                                 5,000,000      5,000,000   Metropolitan Life, 6.30%, 11/1/03                 5,004,150    5,004,150
                                 5,000,000      5,000,000   Morgan Stanley, 6.38%, 8/1/02                     5,069,105    5,069,105
                                 5,000,000      5,000,000   Paine Webber Group, 6.68%, 2/10/04                5,068,145    5,068,145
                                 5,000,000      5,000,000   Southern National Corp.,
                                                            7.05%, 5/23/03                                    5,237,515    5,237,515
                                                                                                  ---------   ---------   ----------
                                                                                                             50,981,325   50,981,325
                                                                                                  ---------   ---------   ----------
Manufacturing  (4.8%):
                                 5,000,000      5,000,000   Amgen, Inc., 6.50%, 12/1/07                       5,101,200    5,101,200
                                 4,000,000      4,000,000   Archers Danial Midland Co.,
                                                            6.25%, 5/15/03                                    4,057,496    4,057,496
                                 5,000,000      5,000,000   Tyco International, Ltd.,
                                                            6.38%, 1/15/04                                    5,102,010    5,102,010
                                                                                                  ---------   ---------   ----------
                                                                                                             14,260,706   14,260,706
                                                                                                  ---------   ---------   ----------
Telecommunications  (1.8%):
                                 5,000,000      5,000,000   British Telecommunications, Inc.,
                                                            9.38%, 2/15/99                                    5,198,515    5,198,515

Utilities  (0.4%):
                                 1,000,000      1,000,000   Southern New England, 8.00%,                      1,074,509    1,074,509
                                                             11/20/01                             ---------   ---------   ----------

Total Corporate Bonds                                                                                        76,693,590   76,693,590
                                                                                                  ---------   ---------   ----------
U.S. Government Securities
 (69.9%):

U.S. Government Agencies
 (47.4%):
                                       126            126   Federal Home Loan Mortgage Corp.,
                                                            7.50%, 2/1/02                                           129          129
             $2,970,000                         2,970,000   Federal Home Loan Mortgage Corp.
                                                            #574, 7.00% Due 12/01/27          $3,015,471                   3,015,471
                                12,500,000     12,500,000   Federal National Mortgage Assoc.,
                                                            6.85%, 7/2/02                                    12,568,563   12,568,563
                                 5,000,000      5,000,000   Federal National Mortgage Assoc.,
                                                            7.33%, 6/19/07                                    5,171,635    5,171,635
                122,003                           122,003   Government National Mortgage
                                                            Association, 10.00%, 12/20/21,
                                                            Pool #1742                           132,868                     132,868
                774,126                           774,126   Government National Mortgage
                                                            Association, 9.00%, 03/15/33,
                                                            Pool #362593                         842,582                     842,582
                370,759                           370,759   Government National Mortgage
                                                            Association, 7.375%, 07/15/98,
                                                            Pool #419389                         381,878                     381,878

FOUNTAIN SQUARE BOND FUND FOR INCOME/CARDINAL GOVERNMENT OBLIGATIONS FUND Pro Forma Combining Schedule of Portfolio Investments
January 31, 1998
(Unaudited)

                    PrincipAL Amount                                                                          Market Value
----------------------------------------------                                                 ------------------------------------
                                                                                                              Fountain
   Cardinal                                                                                      Cardinal      Square
  Government        Fountain Square   Pro Forma             Security                            Government    Bond for    Pro Forma
  Obligations       Bond for Income   Combined             Description                          Obligations    Income      Combined
---------------    ---------------   ---------   -----------------------------------            -----------   ---------   ----------
     2,241,841                       2,241,841   Government National Mortgage Association,
                                                 7.35%, 07/15/98, Pool #419389                    2,309,074                2,309,074
       165,384                         165,384   Government National Mortgage Association,
                                                 8.00%, 10/15/98, Pool #419426                      176,134                  176,134
     2,470,232                       2,470,232   Government National Mortgage Association,
                                                 8.00%, 10/15/98, Pool #419426                    2,630,797                2,630,797
       142,512                         142,512   Government National Mortgage Association,
                                                 7.75%, 12/15/98, Pool #419398                      150,839                  150,839
       417,432                         417,432   Government National Mortgage Association,
                                                 8.125%, 05/15/99, Pool #425872                     441,693                  441,693
     3,384,748                       3,384,748   Government National Mortgage Association,
                                                 8.125%, 05/15/99, Pool #425672                   3,581,470                3,581,470
        63,726                          63,726   Government National Mortgage Association,
                                                 10.00%, 01/20/14, Pool #107928                      69,401                   69,401
        60,016                          60,016   Government National Mortgage Association,
                                                 10.00%, 05/20/14, Pool #112459                      65,361                   65,361
       991,779                         991,779   Government National Mortgage Association,
                                                 10.50%, 7/15/14, Pool #321016                    1,038,254                1,038,254
       112,304                         112,304   Government National Mortgage Association,
                                                 10.00%, 03/20/15, Pool #125173                     122,305                  122,305
        75,035                          75,035   Government National Mortgage Association,
                                                 10.00%, 03/20/16, Pool #147588                      81,718                   81,718
        85,762                          85,762   Government National Mortgage Association,
                                                 10.00%, 04/20/16, Pool #529                         93,401                   93,401
        36,268                          36,268   Government National Mortgage Association,
                                                 8.50%, 05/15/16, Pool #139537                       38,750                   38,750
       350,763                         350,763   Government National Mortgage Association,
                                                 9.00%, 05/15/16, Pool #159879                      382,219                  382,219
       177,945                         177,945   Government National Mortgage Association,
                                                 8.50%, 6/15/16, Pool #164477                       190,122                  190,122
       206,924                         206,924   Government National Mortgage Association,
                                                 8.50%, 06/15/16, Pool #161999                      221,084                  221,084
       185,001                         185,001   Government National Mortgage Association,
                                                 8.50%, 06/15/16, Pool #160405                      197,661                  197,661
       410,592                         410,592   Government National Mortgage Association,
                                                 9.00%, 06/15/16, Pool #153293                      447,414                  447,414
       124,475                         124,475   Government National Mortgage Association,
                                                 10.00%, 06/20/16, Pool #152054                     135,560                  135,560
       768,636                         768,636   Government National Mortgage Association,
                                                 8.50%, 7/15/16, Pool #164894                       821,233                  821,233
       489,160                         489,160   Government National Mortgage Association,
                                                 9.00%, 7/15/16, Pool #166416                       533,028                  533,028
       369,872                         369,872   Government National Mortgage Association,
                                                 9.00%, 07/15/16, Pool #146518                      403,042                  403,042
       333,430                         333,430   Government National Mortgage Association,
                                                 9.00%, 07/15/16, Pool #160341                      363,332                  363,332
       228,198                         228,198   Government National Mortgage Association,
                                                 9.00%, 8/15/16, Pool #169792                       248,663                  248,663
       932,810                         932,810   Government National Mortgage Association,
                                                 9.00%, 8/15/16, Pool #164699                     1,016,464                1,016,464
     1,186,997                       1,186,997   Government National Mortgage Association,
                                                 9.00%, 8/15/16, Pool #179713                     1,293,447                1,293,447
       287,001                         287,001   Government National Mortgage Association,
                                                 8.50%, 09/15/16, Pool #156438                      306,641                  306,641
       387,258                         387,258   Government National Mortgage Association,
                                                 8.50%, 9/15/16, Pool #175882                       413,758                  413,758
        87,326                          87,326   Government National Mortgage Association,
                                                 9.00%, 9/15/16, Pool #174976                        95,157                   95,157
       116,689                         116,689   Government National Mortgage Association,
                                                 9.00%, 10/15/16, Pool #193400                      127,153                  127,153
       321,052                         321,052   Government National Mortgage Association,
                                                 9.00%, 10/15/16, Pool #176776                      349,844                  349,844
       139,052                         139,052   Government National Mortgage Association,
                                                 9.00%, 10/15/16, Pool #163761                      151,522                  151,522
     1,365,997                       1,365,997   Government National Mortgage Association,
                                                 9.00%, 10/15/16, Pool #164652                    1,488,500                1,488,500
        44,556                          44,556   Government National Mortgage Association,
                                                 9.00%, 10/15/16, Pool #186431                       48,552                   48,552
        56,964                          56,964   Government National Mortgage Association,
                                                 10.00%, 10/20/16, Pool #190434                      62,037                   62,037
       106,899                         106,899   Government National Mortgage Association,
                                                 10.00%, 10/20/16, Pool #182759                     116,419                  116,419
       315,134                         315,134   Government National Mortgage Association,
                                                 8.50%, 11/15/16, Pool #174441                      336,699                  336,699
       143,828                         143,828   Government National Mortgage Association,
                                                 9.00%, 11/15/16, Pool #190624                      156,726                  156,726
       281,442                         281,442   Government National Mortgage Association,
                                                 9.00%, 11/15/16, Pool #192560                      306,681                  306,681
       361,451                         361,451   Government National Mortgage Association,
                                                 9.00%, 11/15/16, Pool #181604                      393,866                  393,866

FOUNTAIN SQUARE BOND FUND FOR INCOME/CARDINAL GOVERNMENT OBLIGATIONS FUND Pro Forma Combining Schedule of Portfolio Investments
January 31, 1998
(Unaudited)


                    Principal Amount                                                                          Market Value
----------------------------------------------                                                 ------------------------------------
                                                                                                              Fountain
   Cardinal                                                                                      Cardinal      Square
  Government        Fountain Square   Pro Forma             Security                            Government    Bond for    Pro Forma
  Obligations       Bond for Income   Combined             Description                          Obligations    Income      Combined
---------------    ---------------   ---------   -----------------------------------            -----------   ---------   ----------
       251,135                         251,135   Government National Mortgage Association,
                                                 9.00%, 11/15/16, Pool #152872                      273,657                  273,657
       293,624                         293,624   Government National Mortgage Association,
                                                 10.00%, 1/20/16, Pool #662                         319,775                  319,775
       200,217                         200,217   Government National Mortgage Association,
                                                 9.00%, 12/15/16, Pool #192257                      218,172                  218,172
       124,779                         124,779   Government National Mortgage Association,
                                                 9.00%, 12/15/16, Pool #183880                      135,969                  135,969
       313,169                         313,169   Government National Mortgage Association,
                                                 8.50%, 1/15/17, Pool #196004                       334,599                  334,599
       119,411                         119,411   Government National Mortgage Association,
                                                 8.50%, 1/15/17, Pool #194021                       127,582                  127,582
       194,353                         194,353   Government National Mortgage Association,
                                                 8.50%, 1/15/17, Pool #194160                       207,653                  207,653
       187,596                         187,596   Government National Mortgage Association,
                                                 8.50%, 1/15/17, Pool #198032                       200,433                  200,433
       344,693                         344,693   Government National Mortgage Association,
                                                 8.50%, 1/15/17, Pool #190648                       368,281                  368,281
       232,931                         232,931   Government National Mortgage Association,
                                                 8.50%, 1/15/17, Pool #186456                       248,870                  248,870
       113,271                         113,271   Government National Mortgage Association,
                                                 9.00%, 1/15/17, Pool #195250                       123,429                  123,429
        89,995                          89,995   Government National Mortgage Association,
                                                 9.00%, 1/15/17, Pool #174479                        98,066                   98,066
       173,090                         173,090   Government National Mortgage Association,
                                                 9.00%, 1/15/17, Pool #173118                       188,613                  188,613
       134,764                         134,764   Government National Mortgage Association,
                                                 8.50%, 2/15/17, Pool #201264                       143,986                  143,986
        88,006                          88,006   Government National Mortgage Association,
                                                 8.50%, 2/15/17, Pool #195882                        94,028                   94,028
       597,928                         597,928   Government National Mortgage Association,
                                                 8.50%, 2/15/17, Pool #195618                       638,845                  638,845
       228,039                         228,039   Government National Mortgage Association,
                                                 8.50%, 2/15/17, Pool #197425                       243,643                  243,643
       123,970                         123,970   Government National Mortgage Association,
                                                 8.50%, 2/15/17, Pool #186814                       132,453                  132,453
       240,757                         240,757   Government National Mortgage Association,
                                                 9.00%, 2/15/17, Pool #208070                       262,348                  262,348
       194,375                         194,375   Government National Mortgage Association,
                                                 9.00%, 2/15/17, Pool #200724                       211,807                  211,807
       232,758                         232,758   Government National Mortgage Association,
                                                 9.00%, 2/15/17, Pool #200847                       253,632                  253,632
       124,161                         124,161   Government National Mortgage Association,
                                                 9.00%, 2/15/17, Pool #181754                       135,296                  135,296
       353,826                         353,826   Government National Mortgage Association,
                                                 9.00%, 3/15/17, Pool #191314                       385,557                  385,557
       214,206                         214,206   Government National Mortgage Association,
                                                 8.50%, 4/15/17, Pool #205815                       228,864                  228,864
       182,105                         182,105   Government National Mortgage Association,
                                                 9.00%, 4/15/17, Pool #211288                       198,436                  198,436
       103,484                         103,484   Government National Mortgage Association,
                                                 8.50%, 5/15/17, Pool #189313                       110,565                  110,565
       148,362                         148,362   Government National Mortgage Association,
                                                 8.50%, 5/15/17, Pool #184722                       158,514                  158,514
       216,985                         216,985   Government National Mortgage Association,
                                                 9.00%, 5/15/17, Pool #214259                       236,444                  236,444
       231,163                         231,163   Government National Mortgage Association,
                                                 9.00%, 5/15/17, Pool #204622                       251,894                  251,894
       343,380                         343,380   Government National Mortgage Association,
                                                 8.50%, 6/15/17, Pool #192269                       366,877                  366,877
       414,805                         414,805   Government National Mortgage Association,
                                                 8.50%, 6/15/17, Pool #224868                       443,191                  443,191
       215,595                         215,595   Government National Mortgage Association,
                                                 8.50%, 6/15/17, Pool #214028                       230,348                  230,348
       233,008                         233,008   Government National Mortgage Association,
                                                 8.50%, 6/15/17, Pool #225776                       248,953                  248,953
       153,153                         153,153   Government National Mortgage Association,
                                                 9.00%, 6/15/17, Pool #206523                       166,887                  166,887
       138,104                         138,104   Government National Mortgage Association,
                                                 9.00%, 6/15/17, Pool #204594                       150,489                  150,489
       164,823                         164,823   Government National Mortgage Association,
                                                 9.00%, 6/15/17, Pool #205962                       179,605                  179,605
       416,154                         416,154   Government National Mortgage Association,
                                                 8.50%, 7/15/17, Pool #218605                       444,632                  444,632
       263,881                         263,881   Government National Mortgage Association,
                                                 8.50%, 8/15/17, Pool #232813                       281,938                  281,938
       205,760                         205,760   Government National Mortgage Association,
                                                 9.00%, 8/15/17, Pool #226935                       224,212                  224,212
       119,053                         119,053   Government National Mortgage Association,
                                                 9.00%, 9/15/17, Pool #221595                       129,729                  129,729

FOUNTAIN SQUARE BOND FUND FOR INCOME/CARDINAL GOVERNMENT OBLIGATIONS FUND Pro Forma Combining Schedule of Portfolio Investments
January 31, 1998
(Unaudited)


                    Principal Amount                                                                          Market Value
----------------------------------------------                                                 ------------------------------------
                                                                                                              Fountain
   Cardinal                                                                                      Cardinal      Square
  Government        Fountain Square   Pro Forma             Security                            Government    Bond for    Pro Forma
  Obligations       Bond for Income   Combined             Description                          Obligations    Income      Combined
---------------    ---------------   ---------   -----------------------------------            -----------   ---------   ----------
       251,135                         251,135   Government National Mortgage Association,
                                                 9.00%, 11/15/16, Pool #152872                      273,657                  273,657
       119,419                         119,419   Government National Mortgage Association,
                                                 10.00%, 9/20/17, Pool #837                         130,054                  130,054
       103,906                         103,906   Government National Mortgage Association,
                                                 10.00%, 11/20/17, Pool #872                        113,160                  113,160
       204,088                         204,088   Government National Mortgage Association,
                                                 9.00% 12/15/17, Pool, #234549                      222,391                  222,391
       122,953                         122,953   Government National Mortgage Association,
                                                 10.00% 12/20/17, Pool #246373                      133,903                  133,903
       118,490                         118,490   Government National Mortgage Association,
                                                 10.00%, 1/20/18, Pool #227354                      129,042                  129,042
       149,187                         149,187   Government National Mortgage Association,
                                                 10.00%, 1/20/18, Pool #227352                      162,474                  162,474
       244,599                         244,599   Government National Mortgage Association,
                                                 10.00%, 1/20/18, Pool #247511                      266,383                  266,383
       310,045                         310,045   Government National Mortgage Association,
                                                 10.00%, 01/20/18, Pool #908                        337,658                  337,658
        61,009                          61,009   Government National Mortgage Association,
                                                 10.00%, 2/20/18, Pool #227356                       66,442                   66,442
       139,016                         139,016   Government National Mortgage Association,
                                                 10.00%, 3/20/18, Pool #250752                      151,397                  151,397
       704,940                         704,940   Government National Mortgage Association,
                                                 10.00%, 3/20/18, Pool #237233                      767,722                  767,722
       231,691                         231,691   Government National Mortgage Association,
                                                 10.00%, 3/20/18, Pool #237233                      252,325                  252,325
       141,260                         141,260   Government National Mortgage Association,
                                                 10.00%, 3/20/17, Pool #216068                      153,841                  153,841
        34,042                          34,042   Government National Mortgage Association,
                                                 9.00%, 4/15/18, Pool #246622                        37,094                   37,094
       103,254                         103,254   Government National Mortgage Association,
                                                 9.00%, 5/15/18, Pool #253054                       112,514                  112,514
        81,292                          81,292   Government National Mortgage Association,
                                                 9.00%, 5/15/18, Pool #235318                        88,582                   88,582
        78,129                          78,129   Government National Mortgage Association,
                                                 9.00%, 5/15/18, Pool #216072                        85,135                   85,135
        95,478                          95,478   Government National Mortgage Association,
                                                 9.00%, 7/15/18, Pool #255277                       104,041                  104,041
       141,476                         141,476   Government National Mortgage Association,
                                                 9.00%, 8/15/18, Pool #248940                       154,163                  154,163
       169,418                         169,418   Government National Mortgage Association,
                                                 10.00%, 10/20/18, Pool #249978                     184,506                  184,506
       184,737                         184,737   Government National Mortgage Association,
                                                 9.00%, 11/15/18, Pool #266921                      201,304                  201,304
       183,964                         183,964   Government National Mortgage Association,
                                                 9.50%, 1/15/19, Pool #268159                       194,082                  194,082
        87,532                          87,532   Government National Mortgage Association,
                                                 10.00%, 1/20/19, Pool #26988                        95,328                   95,328
       340,987                         340,987   Government National Mortgage Association,
                                                 10.00%, 02/20/19, Pool #1138                       371,355                  371,355
       120,708                         120,708   Government National Mortgage Association,
                                                 10.00%, 03/20/19, Pool #1154                       131,458                  131,458
     2,325,594                       2,325,594   Government National Mortgage Association,
                                                 8.00%, 06/15/19, Pool #413902                    2,487,642                2,487,642
       153,763                         153,763   Government National Mortgage Association,
                                                 9.00%, 10/15/19, Pool #277461                      167,553                  167,553
       491,314                         491,314   Government National Mortgage Association,
                                                 10.00%, 10/20/19, Pool #1274                       535,071                  535,071
        17,371                          17,371   Government National Mortgage Association,
                                                 10.00%, 11/20/19, Pool #1292                        18,919                   18,919
       132,553                         132,553   Government National Mortgage Association,
                                                 9.00%, 12/15/2019, Pool #202664                    144,440                  144,440
       242,284                         242,284   Government National Mortgage Association,
                                                 9.00%, 12/15/19, Pool #278194                      264,012                  264,012
       219,998                         219,998   Government National Mortgage Association,
                                                 10.00%, 01/20/20, Pool #1328                       239,591                  239,591
       105,867                         105,867   Government National Mortgage Association,
                                                 10.00%, 02/20/20, Pool #1346                       115,295                  115,295
       118,290                         118,290   Government National Mortgage Association,
                                                 10.00%, 03/20/20, Pool #1364                       128,825                  128,825
       201,406                         201,406   Government National Mortgage Association,
                                                 10.00%, 04/20/20, Pool #1382                       219,343                  219,343
        60,745                          60,745   Government National Mortgage Association,
                                                 10.00%, 7/20/20, Pool #195423                       66,155                   66,155
        58,108                          58,108   Government National Mortgage Association,
                                                 10.00%, 07/20/20, Pool #1436                        63,283                   63,283
        51,961                          51,961   Government National Mortgage Association,
                                                 10.00%, 09/20/20, Pool #1472                        56,588                   56,588
        51,375                          51,375   Government National Mortgage Association,
                                                 10.00%, 12/20/20, Pool #1526                        55,951                   55,951
        75,886                          75,886   Government National Mortgage Association,
                                                 10.00%, 02/20/21, Pool #1562                        82,645                   82,645


FOUNTAIN SQUARE BOND FUND FOR INCOME/CARDINAL GOVERNMENT OBLIGATIONS FUND Pro Forma Combining Schedule of Portfolio Investments
January 31, 1998
(Unaudited)


                    Principal Amount                                                                          Market Value
----------------------------------------------                                                 ------------------------------------
                                                                                                              Fountain
   Cardinal                                                                                      Cardinal      Square
  Government        Fountain Square   Pro Forma             Security                            Government    Bond for    Pro Forma
  Obligations       Bond for Income   Combined             Description                          Obligations    Income      Combined
---------------    ---------------   ---------   -----------------------------------            -----------   ---------   ----------
       179,317                         179,317   Government National Mortgage Association,
                                                 10.00%, 03/20/21, Pool #1580                       195,287                  195,287
       225,480                         225,480   Government National Mortgage Association,
                                                 9.00%, 4/15/21, Pool #305932                       245,701                  245,701
        87,787                          87,787   Government National Mortgage Association,
                                                 10.00%, 04/20/21, Pool #1598                        95,605                   95,605
     3,335,682                       3,335,682   Government National Mortgage Association,
                                                 8.00%, 05/15/21, Pool #422982                    3,568,112                3,568,112
        19,593                          19,593   Government National Mortgage Association,
                                                 10.00%, 9/20/21, Pool #266                          21,338                   21,338
     1,751,876                       1,751,876   Government National Mortgage Association,
                                                 9.00%, 10/15/21, Pool #168090                    1,825,770                1,825,770
       237,095                         237,095   Government National Mortgage Association,
                                                 10.00%, 10/20/21, Pool #1706                       258,210                  258,210
       182,008                         182,008   Government National Mortgage Association,
                                                 10.00%, 11/20/21, Pool #45                         198,217                  198,217
       281,555                         281,555   Government National Mortgage Association,
                                                 10.00%, 11/20/21, Pool #1724                       306,630                  306,630
       918,243                         918,243   Government National Mortgage Association,
                                                 8.25%, 3/15/22, Pool #20824                        948,371                  948,371
       924,743                         924,743   Government National Mortgage Association,
                                                 8.50%, 6/15/22, Pool #220207                       981,670                  981,670
     1,615,973                       1,615,973   Government National Mortgage Association,
                                                 10.25%, 12/15/22, Pool #246963                   1,711,816                1,711,816
     5,218,710                       5,218,710   Government National Mortgage Association,
                                                 8.50%, 1/15/23, Pool #249895                     5,539,975                5,539,975
       613,608                         613,608   Government National Mortgage Association,
                                                 9.50%, 02/15/23, Pool #250803                      647,927                  647,927
     1,470,657                       1,470,657   Government National Mortgage Association,
                                                 9.00%, 08/15/24, Pool #389588                    1,586,927                1,586,927
     1,066,321                       1,066,321   Government National Mortgage Association,
                                                 9.00%, 08/15/24, Pool #403527                    1,150,624                1,150,624
       546,631                         546,631   Government National Mortgage Association,
                                                 9.00%, 06/15/25, Pool #410533                      589,848                  589,848
     1,824,274                       1,824,274   Government National Mortgage Association,
                                                 7.50%, 10/15/25, Pool #412507                    1,882,414                1,882,414
     1,903,613                       1,903,613   Government National Mortgage Association,
                                                 7.50%, 11/15/26, Pool #436723                    1,964,281                1,964,281
     1,862,541                       1,862,541   Government National Mortgage Association,
                                                 7.50%, 11/15/26, Pool #437107                    1,921,900                1,921,900
       934,610                         934,610   Government National Mortgage Association,
                                                 7.50%, 12/15/26, Pool #423689                      964,396                  964,396
       989,321                         989,321   Government National Mortgage Association,
                                                 7.50%, 12/15/26, Pool #436821                    1,020,851                1,020,851
       981,175                         981,175   Government National Mortgage Association,
                                                 7.50%, 02/15/27, Pool #429857                    1,012,445                1,012,445
     1,978,794                       1,978,794   Government National Mortgage Association,
                                                 7.50%, 02/15/97, Pool #440209                    2,041,858                2,041,858
     2,761,551                       2,761,551   Government National Mortgage Association,
                                                 8.25%, 7/15/27, Pool #396628                     2,874,581                2,874,581
     5,975,702                       5,975,702   Government National Mortgage Association,
                                                 7.50%, 10/15/27                                  6,166,149                6,166,149
     9,900,000                       9,900,000   Government National Mortgage Association,
                                                 7.00%, 01/15/28, Pool #449506                   10,048,501               10,048,501
     4,040,000                       4,040,000   Government National Mortgage Association,
                                                 7.00%, 01/15/28, Pool #427237                    4,100,600                4,100,600
     2,019,913                       2,019,913   Government National Mortgage Association,
                                                 7.00%, 01/15/28, Pool #463389                    2,050,212                2,050,212
     2,145,275                       2,145,275   Government National Mortgage Association,
                                                 8.50%, 09/15/29, Pool #394093                    2,322,925                2,322,925
     1,756,367                       1,756,367   Government National Mortgage Association,
                                                 8.50%, 03/15/30, Pool #362585                    1,799,714                1,799,714
       812,934                         812,934   Government National Mortgage Association,
                                                 9.25%, 03/15/30, Pool #361587                      885,585                  885,585
     1,196,125                       1,196,125   Government National Mortgage Association,
                                                 8.00%, 08/15/31, Pool #415672                    1,279,471                1,279,471
     1,969,356                       1,969,356   Government National Mortgage Association,
                                                 7.75%, 05/15/32                                  2,029,047                2,029,047
       831,072                         831,072   Government National Mortgage Association,
                                                 9.25%, 5/15/33, Pool #165345                       905,869                  905,869
       753,605                         753,605   Government National Mortgage Association,
                                                 9.00%, 03/15/33, Pool #363408                      820,247                  820,247
     1,978,493                       1,978,493   Government National Mortgage Association,
                                                 8.25%, 11/15/34, Pool #394098                    2,128,720                2,128,720
     3,267,829                       3,267,829   Government National Mortgage Association,
                                                 8.00%, 8/15/35, Pool #3333                       3,475,107                3,475,107
     2,421,168                       2,421,168   Government National Mortgage Association,
                                                 8.25%, 10/15/36, Pool #406703                    2,605,008                2,605,008
     1,022,729                       1,022,729   Government National Mortgage Association,
                                                 8.00%, 04/15/37                                  1,088,245                1,088,245

FOUNTAIN SQUARE BOND FUND FOR INCOME/CARDINAL GOVERNMENT OBLIGATIONS FUND Pro Forma Combining Schedule of Portfolio Investments
January 31, 1998
(Unaudited)


                    Principal Amount                                                                          Market Value
----------------------------------------------                                                 ------------------------------------
                                                                                                              Fountain
   Cardinal                                                                                      Cardinal      Square
  Government        Fountain Square   Pro Forma             Security                            Government    Bond for    Pro Forma
  Obligations       Bond for Income   Combined             Description                          Obligations    Income      Combined
---------------    ---------------   ---------   -----------------------------------            -----------   ---------   ----------
     2,725,156                       2,725,156   Government National Mortgage Association,
                                                 8.00%, 11/15/37, Pool #419429                   2,898,012                 2,898,012
                                                                                              ------------ ------------ ------------
                                                                                               122,626,925   17,740,327  140,367,252
                                                                                              ------------ ------------ ------------
U.S. Treasury Notes
  (22.5%):
                      2,500,000      2,500,000     9.00%, 5/15/98                                             2,525,000    2,525,000
                      2,580,000      2,580,000     9.25%, 8/15/98                                             2,631,600    2,631,600
                      1,750,000      1,750,000     7.13%, 10/15/98                                            1,770,781    1,770,781
                      2,000,000      2,000,000     8.00%, 8/15/99                                             2,076,876    2,076,876
                      8,500,000      8,500,000     5.63%, 11/30/99                                            8,537,188    8,537,188
                      6,000,000      6,000,000     6.13%, 7/31/00                                             6,106,878    6,106,878
                      4,000,000      4,000,000     7.75%, 2/15/01                                             4,265,000    4,265,000
                     11,500,000     11,500,000     6.13%, 12/31/01                                           11,787,500   11,787,500
                     17,000,000     17,000,000     5.88%, 9/30/02                                            17,313,446   17,313,446
                      5,000,000      5,000,000     5.75%, 8/15/03                                             5,070,315    5,070,315
                      4,000,000      4,000,000     6.50%, 10/15/06                                            4,252,500    4,252,500
                                                                                                             66,337,084   66,337,084
                                                                                              ------------ ------------ ------------
Total U.S. Government
  Securities                                                                                   122,626,925   84,077,411  206,704,336
                                                                                              ------------ ------------ ------------

Repurchase Agreement  (2.7%):
     2,943,551                                    2,943,551   Fifth Third                        2,943,551                 2,943,551
                                     4,922,000    4,922,000   UBS Securities                                  4,922,000    4,922,000
                                                                                              ------------ ------------ ------------
Total Repurchase Agreement                                                                       2,943,551    4,922,000    7,865,551
                                                                                              ============ ============ ============

Total Investments (Cost $122,423,420,
  $167,472,033, and $289,895,453,
    respectively) 100.3%                                                                      $125,570,476 $170,783,001 $296,353,477
                                                                                              ============ ============ ============

FOUNTAIN SQUARE GOVERNMENT CASH RESERVES FUND/CARDINAL GOVERNMENT SECURITIES MONEY MARKET FUND
Pro Forma Combining Schedule of Portfolio Investments
January 31, 1998
(Unaudited)

                   Principal Amount                                                                       Amortized Cost
-----------------------------------------------------                                          -------------------------------------
                                                                                                             Fountain
         Cardinal        Fountain Square                                                        Cardinal      Square
        Government          Government      Pro Forma             Security                     Government   Government     Pro Forma
        Securities        Cash Reserves      Combined             Description                  Securities  Cash Reserves   Combined
-----------------------   -------------     ---------    -----------------------------         ----------  -------------   ---------
U.S. Government Agencies
 (86.7%):
Federal Farm Credit Bank
 (22.1%):
             $25,000,000                   $25,000,000   Discount Note, 2/2/98                $25,000,000                $25,000,000
               7,500,000                     7,500,000   Discount Note, 2/2/98                  7,500,000                  7,500,000
                            $5,991,000       5,991,000   Discount Note, 2/18/98                              $5,975,440    5,975,440
                             4,000,000       4,000,000   Discount Note, 2/20/98                               3,988,368    3,988,368
                             5,000,000       5,000,000   Discount Note, 2/23/98                               4,983,408    4,983,408
              25,000,000                    25,000,000   Discount Note, 3/2/97                 25,000,000                 25,000,000
                             9,000,000       9,000,000   Discount Note, 3/23/98                               8,932,875    8,932,875
               5,000,000                     5,000,000   Discount Note, 4/1/98                  5,000,000                  5,000,000
                            10,000,000      10,000,000   Discount Note, 4/15/98                               9,891,919    9,891,919
               5,000,000                     5,000,000   Discount Note, 5/1/98                  5,000,000                  5,000,000
                             6,000,000       6,000,000   Discount Note, 5/15/98                               5,906,441    5,906,441
              10,000,000                    10,000,000   Discount Note, 6/2/98                 10,010,928                 10,010,928
              30,000,000                    30,000,000   Discount Note, 7/1/98                 30,000,000                 30,000,000
              30,000,000                    30,000,000   Discount Note, 8/3/98                 30,000,000                 30,000,000
              10,000,000                    10,000,000   Discount Note, 8/18/98                10,000,000                 10,000,000
                                                                                              ------------   ----------  -----------
                                                                                              147,510,928    39,678,451  187,189,379
                                                                                              ------------   ----------  -----------
Federal Home Loan Bank
 (39.5%):
                            20,000,000        20000000   Discount Note, 2/4/98                               19,991,067   19,991,067
                            15,248,000        15248000   Discount Note, 2/6/98                               15,236,412   15,236,412
                             5,000,000         5000000   Discount Note, 2/10/98                               4,993,213    4,993,213
                            12,000,000        12000000   Discount Note, 2/13/98                              11,978,553   11,978,553
              10,000,000                    10,000,000   Discount Note, 2/13/98                10,000,000                 10,000,000
                            15,000,000      15,000,000   Discount Note, 2/18/97                              14,960,817   14,960,817
                            11,000,000      11,000,000   Discount Note, 2/20/98                              10,968,666   10,968,666
                             7,250,000       7,250,000   Discount Note, 2/25/97                               7,223,054    7,223,054
              10,000,000                    10,000,000   Discount Note, 3/4/98                 10,000,000                 10,000,000
                            10,000,000      10,000,000   Discount Note, 3/5/98                                9,951,378    9,951,378
                            10,000,000      10,000,000   Discount Note, 3/10/98                               9,944,808    9,944,808
                             4,000,000       4,000,000   Discount Note, 3/11/98                               3,977,411    3,977,411
              10,000,000                    10,000,000   Discount Note, 3/13/98                 9,998,868                  9,998,868
                            10,000,000      10,000,000   Discount Note, 3/18/98                               9,931,875    9,931,875


FOUNTAIN SQUARE GOVERNMENT CASH RESERVES FUND/CARDINAL GOVERNMENT SECURITIES MONEY MARKET FUND
Pro Forma Combining Schedule of Portfolio Investments
January 31, 1998
(Unaudited)

                   Principal Amount                                                                       Amortized Cost
-----------------------------------------------------                                          -------------------------------------
                                                                                                             Fountain
         Cardinal        Fountain Square                                                        Cardinal      Square
        Government          Government      Pro Forma             Security                     Government   Government    Pro Forma
        Securities        Cash Reserves      Combined             Description                  Securities  Cash Reserves    Combined
-----------------------   -------------     ---------    -----------------------------         ----------  -------------   ---------
                            10,000,000      10,000,000   Discount Note, 3/19/98                               9,929,850    9,929,850
                            13,000,000      13,000,000   Discount Note, 3/20/98                              12,907,658   12,907,658
                            15,455,000      15,455,000   Discount Note, 3/25/98                              15,335,502   15,335,502
                             5,000,000       5,000,000   Discount Note, 4/1/98                                4,956,037    4,956,037
                            10,000,000      10,000,000   Discount Note, 4/8/98                                9,901,550    9,901,550
                             4,000,000       4,000,000   Discount Note, 4/15/98                               3,956,524    3,956,524
                             4,000,000       4,000,000   Discount Note, 4/17/98                               3,954,750    3,954,750
                             5,000,000       5,000,000   Floating Rate Note, 5.61%, 2/4/98(a)                 5,000,000    5,000,000
                            10,000,000      10,000,000   Discount Note, 4/23/98                               9,875,688    9,875,688
                            10,000,000      10,000,000   Discount Note, 4/29/98                               9,870,225    9,870,225
                            10,000,000      10,000,000   Discount Note, 6/5/98                                9,810,211    9,810,211
                             5,000,000       5,000,000   Discount Note, 6/10/98                               4,901,817    4,901,817
              10,000,000                    10,000,000   Discount Note, 6/16/98                10,000,000                 10,000,000
                            10,000,000      10,000,000   Discount Note, 6/17/98                               9,793,356    9,793,356
              10,000,000                    10,000,000   Discount Note, 6/30/98                 9,995,182                  9,995,182
              20,000,000                    20,000,000   Discount Note, 9/2/98                 19,999,999                 19,999,999
               5,000,000                     5,000,000   Discount Note, 9/16/98                 5,000,000                  5,000,000
              15,000,000                    15,000,000   Discount Note, 9/18/98                15,006,377                 15,006,377
              15,000,000                    15,000,000   Discount Note, 12/23/98               15,000,000                 15,000,000
                                                                                             ------------   -----------  -----------
                                                                                              105,000,426   229,350,422  334,350,848
                                                                                             ------------   -----------  -----------
Student Loan Marketing
 Association  (24.5%):
                             3,000,000         3000000   Floating Rate Note, 5.41%, 2/3/98(a)                2,997,210       2997210
              30,000,000    10,000,000      40,000,000   Floating Rate Note, 5.42%, 2/3/98(a) 30,000,000    10,000,000    40,000,000
              20,000,000                    20,000,000   Floating Rate Note, 5.47%, 2/3/98(a) 20,000,000                  20,000,000
               5,000,000    10,000,000      15,000,000   Floating Rate Note, 5.56%, 2/3/98(a)  5,000,000    10,000,000    15,000,000
              30,000,000                    30,000,000   Floating Rate Note, 5.56%, 2/3/98(a) 30,000,000                  30,000,000
              30,000,000                    30,000,000   Floating Rate Note, 5.61%, 2/3/98(a) 30,000,000                  30,000,000
              30,000,000                    30,000,000   Floating Rate Note, 5.52%, 2/3/98(a) 30,000,000                  30,000,000
               5,000,000                     5,000,000   Master Note, 5.90%, 12/10/98(b)       5,000,000                   5,000,000
               5,000,000                     5,000,000   Master Note, 5.56%, 01/27/99(b)       5,000,000                   5,000,000
                            29,050,000      29,050,000   Master Note, 5.46%, 7/1/00(b)                      29,050,000    29,050,000
                                                                                            ------------   -----------  ------------
                                                                                             155,000,000    52,047,210   207,047,210
                                                                                            ------------   -----------  ------------


FOUNTAIN SQUARE GOVERNMENT CASH RESERVES FUND/CARDINAL GOVERNMENT SECURITIES MONEY MARKET FUND
Pro Forma Combining Schedule of Portfolio Investments
January 31, 1998
(Unaudited)

                   Principal Amount                                                                       Amortized Cost
-----------------------------------------------------                                          -------------------------------------
                                                                                                             Fountain
         Cardinal        Fountain Square                                                        Cardinal      Square
        Government          Government      Pro Forma             Security                     Government   Government    Pro Forma
        Securities        Cash Reserves      Combined             Description                  Securities  Cash Reserves    Combined
-----------------------   -------------     ---------    -----------------------------         ----------  -------------   ---------
Tennessee Valley
 Authority  (0.6%):
                             5,000,000         5000000   Discount Note, 2/13/98                              4,990,700     4,990,700
                                                                                             -----------   -----------   -----------
Total U.S. Government
  Agencies                                                                                   407,511,354   326,066,783   733,578,137
                                                                                             -----------   -----------   -----------
Repurchase
Agreements  (16.8%):
               2,892,699                     2,892,699   Fifth Third                            2,892,669                  2,892,669
              33,000,000                    33,000,000   Merril Lynch                          33,000,000                 33,000,000
              48,000,000                    48,000,000   Paine Webber                          48,000,000                 48,000,000
              30,000,000                    30,000,000   Prudential                            30,000,000                 30,000,000
              28,000,000                    28,000,000   Smith Barney                          28,000,000                 28,000,000
                                                                                              -----------  -----------   -----------
Total Repurchase Agreements                              Prudential                           141,892,669                141,892,669
                                                                                             -----------   -----------   -----------

Total Investments (Amortized
 Cost $549,404,023,
  $326,066,783, and $875,470,806,
   respectively) 103.5%                                                                      $549,404,023  $326,066,783 $875,470,806
                                                                                             ------------  ------------ ------------



(a)  Current rate and next demand date shown.
(b)  Current rate shown

Fountain Square Funds/The Cardinal Group
Pro Forma Combining Statements of Assets and Liabilities

January 31, 1998                                                                                                Pro Forma
(Unaudited)                                                                                                     Combined
                                                        Fountain Square        Cardinal                       Fountain Square
                                                           Balanced            Balanced        Pro Forma          Balanced
                                                             Fund                Fund         Adjustments           Fund
                                                        ---------------      ------------     -----------     ---------------

Assets:
Investments, at value (Cost $105,553,043; $13,526,203;)    $131,922,087      $ 16,985,129       $              $148,907,216
Repurchase agreements (Cost $23,444,000; $811,804;)          23,444,000           811,804                        24,255,804
                                                           ------------      ------------       ---------      ------------
    Total Investments                                       155,366,087        17,796,933                       173,163,020
Cash                                                                928                --                               928
Interest and dividends receivable                               747,061           100,184                           847,245
Receivable for investments sold                                      82            67,858                            67,940
Receivable for Fund shares sold                                 243,087                --              --           243,087
Unamortized organizational costs                                     --             5,458          (5,458)               --
Prepaid expenses and other assets                                 6,847            32,418                            39,265
                                                           ------------      ------------       ---------      ------------
   Total Assets                                             156,364,092        18,002,851          (5,458)      174,361,485
                                                           ------------      ------------       ---------      ------------


Liabilities:
Payable for investments purchased                             4,246,647                --                         4,246,647
Payable for Fund shares redeemed                                 55,742             2,685              --            58,427
Accrued expenses and other payables:
   Investment advisory fees                                      98,943            10,558                           109,501
   Administration fees                                           12,738             1,393                            14,131
   Distribution Services - Investment C Shares                    7,512             3,912                            11,424
   Shareholder Servicing -  Investment C Shares                   3,302                --                             3,302
   Accounting and transfer agent fees                             7,357                --                             7,357
   Custodian fees                                                   900             8,176                             9,076
   Legal and audit fees                                           5,519             2,098                             7,617
   Printing fees                                                  3,828             8,191                            12,019
   Registration & Filing                                          8,231                --                             8,231
   Other                                                          7,216            16,889                            24,105
                                                           ------------      ------------       ---------      ------------
   Total Liabilities                                          4,457,935            53,902              --         4,511,837
                                                           ------------      ------------       ---------      ------------


Net Assets :
Paid-in capital                                             122,601,467        14,496,388          (5,458)      137,092,397
Net unrealized appreciation (depreciation)
  on investments and foreign currency                        26,369,044         3,458,926              --        29,827,970
Accumulated net realized gains (losses)
   on investment and foreign currency transactions            2,716,946            35,312              --         2,752,258
Undistributed net investment income(loss)                       218,700           (41,677)             --           177,023
                                                           ------------      ------------       ---------      ------------
   Net Assets                                              $151,906,157      $ 17,948,949       $  (5,458)     $169,849,648
                                                           ============      ============       =========      ============

Net Assets
   Investment A Shares                                     $149,223,068      $ 15,982,908       $  (5,458)     $165,200,518
   Investment C Shares                                        2,683,089                --              --         2,683,089
   Institutional Class                                               --         1,966,041              --         1,966,041
                                                           ------------      ------------       ---------      ------------
     Total                                                 $151,906,157      $ 17,948,949       $  (5,458)     $169,849,648
                                                           ============      ============       =========      ============

Outstanding units of beneficial interest (shares)
   Investment A Shares                                       10,341,510         1,262,751        (155,513)       11,448,748
   Investment C Shares                                          185,836                --              --           185,836
   Institutional Class                                               --           155,202         (18,955)          136,247
                                                           ------------      ------------       ---------      ------------
     Total                                                   10,527,346         1,417,953        (174,468)       11,770,831
                                                           ============      ============       =========      ============


Net asset value
   Redemption price per share-Investment A Shares          $      14.43      $      12.66                      $      14.43
                                                           ============      ============       =========      ============
   Offering price per shares-Investment C Shares*          $      14.44      $         --                      $      14.44
                                                           ============      ============       =========      ============
   Redemption price per share-Institutional                $      14.43      $      12.67                      $      14.43
                                                           ============      ============       =========      ============
Maximum Sales Charge                                               4.50%     $       4.00%                             4.50%
                                                           ============      ============       =========      ============
Maximum Offering Price (100%/(100%-Maximum Sales Charge)
   of net asset value adjusted to nearest cent)
   per share (Investment A Shares)                         $      15.11      $      13.19                      $      15.11
                                                           ============      ============       =========      ============

* Redemption price per share varies by length of time shares are held.

(See Notes which are an integral part of the Financial Statements)

 Fountain Square Funds/The Cardinal Group
 Pro Forma Combining Statements of Assets and Liabilities

January 31, 1998                                                                                                     Pro Forma
(Unaudited)                                                                                                          Combined
                                                          Fountain Square                                          Fountain Square
                                                             Bond Fund           Cardinal                            Bond Fund
                                                                For          Gov't Obligations      Pro Forma           For
                                                               Income              Fund            Adjustments         Income
                                                          ---------------       -------------       -----------      -------------
Assets:
Investments, at value (Cost $162,549,040; $119,478,876;)   $ 165,861,001       $ 122,626,925                $-      $ 288,487,926
Repurchase agreements (Cost $4,922,000; $2,943,551;)           4,922,000           2,943,551                --          7,865,551
                                                           -------------       -------------       -----------      -------------
    Total Investments                                        170,783,001         125,570,476                --        296,353,477
Cash                                                                 561                  --                --                561
Interest and dividends receivable                              3,222,647             789,254                --          4,011,901
Receivable for investments sold                                7,259,005           7,417,929                --         14,676,934
Receivable for Fund shares sold                                       --              53,202                --             53,202
Unamortized organizational costs                                   7,197              27,993           (27,993)             7,197
Prepaid expenses and other assets                                  8,011             131,426                --            139,437
                                                           -------------       -------------       -----------      -------------
   Total Assets                                              181,280,422         133,990,280           (27,993)       315,242,709
                                                           -------------       -------------       -----------      -------------

Liabilities:
Payable for investments purchased                             10,166,434           8,505,358                --         18,671,792
Payable for Fund shares redeemed                                   2,500                  --                --              2,500
Interest Payable                                                 214,244             687,386                --            901,630
Accrued expenses and other payables:
   Investment advisory fees                                       78,681              53,515                --            132,196
   Administration fees                                            17,579               3,693                --             21,272
   Distribution Services - Investment C Shares                       233              28,373                --             28,606
   Shareholder Servicing -  Investment C Shares                       97                  --                --                 97
   Accounting and transfer agent fees                              3,141              16,111                --             19,252
   Custodian fees                                                    725              16,025                --             16,750
   Legal and audit fees                                            5,519               6,611                --             12,130
   Printing fees                                                   2,704               8,954                --             11,658
   Registration & Filing                                           3,012                  --                --              3,012
   Other                                                           1,223              16,236                --             17,459
                                                           -------------       -------------       -----------      -------------
   Total Liabilities                                          10,496,092           9,342,262                --         19,838,354
                                                           -------------       -------------       -----------      -------------


Net Assets :
Paid-in capital                                              166,628,408         144,757,349           (27,993)       311,357,764
Net unrealized appreciation (depreciation)
  on investments and foreign currency                          3,311,961           3,147,056                --          6,459,017
Accumulated net realized gains (losses) on investment
   and foreign currency transactions                             850,765         (23,321,461)               --        (22,470,696)
Undistributed net investment income(loss)                         (6,804)             65,074                --             58,270
                                                           -------------       -------------       -----------      -------------
   Net Assets                                              $ 170,784,330       $ 124,648,018       $   (27,993)     $ 295,404,355
                                                           =============       =============       ===========      =============

Net Assets
   Investment A Shares                                     $ 170,670,669       $ 118,723,858       $   (27,993)     $ 289,366,534
   Investment C Shares                                           113,661                  --                --            113,661
   Institutional Class                                                --           5,924,160                --          5,924,160
                                                           -------------       -------------       -----------      -------------
     Total                                                 $ 170,784,330       $ 124,648,018       $   (27,993)     $ 295,404,355
                                                           =============       =============       ===========      =============

Outstanding units of beneficial interest (shares)
   Investment A Shares                                        13,928,763          14,363,251        (4,673,793)        23,618,221
   Investment C Shares                                             9,284                  --                --              9,284
   Institutional Class                                                --             716,706          (233,101)           483,605
                                                           -------------       -------------       -----------      -------------
     Total                                                    13,938,047          15,079,957        (4,906,894)        24,111,110
                                                           =============       =============       ===========      =============


Net asset value
   Redemption price per share-Investment A Shares          $       12.25       $        8.27                        $       12.25
                                                           =============       =============       ===========      =============
   Offering price per shares-Investment C Shares*          $       12.24       $          --                        $       12.24
                                                           =============       =============       ===========      =============
   Redemption price per share-Institutional Shares         $                   $        8.27                        $       12.25
                                                           =============       =============       ===========      =============
Maximum Sales Charge                                                4.50%               4.00%                                4.50%
                                                           =============       =============       ===========      =============
Maximum Offering Price (100%/(100%-Maximum Sales Charge)
   of net asset value adjusted to nearest cent)
   per share (Investment A Shares)                         $       12.83       $        8.61                        $       12.83
                                                           =============       =============       ===========      =============


* Redemption price per share varies by length of time shares are held.

(See Notes which are an integral part of the Financial Statements)

Fountain Square Funds/The Cardinal Group
Pro Forma Combining Statements of Assets and Liabilities

January 31, 1998                                                                                               Pro Forma
(Unaudited)                                                                                                     Combined
                                                       Fountain Square        Cardinal                       Fountain Square
                                                          Gov't Cash      Gov't Securities                     Gov't Cash
                                                           Reserves         Money Market      Pro Forma         Reserves
                                                             Fund               Fund          Adjustments         Fund
                                                       --------------     ---------------     -----------    ---------------
Assets:
Investments, at value
  (Amortized Cost $326,066,783; $407,511,354;)           $326,066,783      $ 407,511,354       $-             $ 733,578,137
Repurchase agreements
  (Amortized Cost $0; $141,892,669;)                               --        141,892,669              --        141,892,669
                                                         ------------      -------------       ---------      -------------
    Total Investments                                     326,066,783        549,404,023              --        875,470,806
Cash                                                            3,517                 31              --              3,548
Interest and dividends receivable                             691,560          6,132,741              --          6,824,301
Receivable for investments sold                                    --                 --              --                 --
Receivable for Fund shares sold                                    --            239,509              --            239,509
Unamortized organizational costs                                   --            113,365        (113,365)                --
Prepaid expenses and other assets                               8,521            352,690              --            361,211
                                                         ------------      -------------       ---------      -------------
   Total Assets                                           326,770,381        556,242,359        (113,365)       882,899,375
                                                         ------------      -------------       ---------      -------------
                                                                                                                         --
Liabilities:                                                                                                             --
Interest and dividends Payable                              1,388,282                 --              --          1,388,282
Payable for investments purchased                                  --         35,053,318              --         35,053,318
Payable for Fund shares redeemed                                   --                 --              --                 --
Accrued expenses and other payables:                               --
   Investment advisory fees                                   103,993            227,180              --            331,173
   Administration fees                                         22,677                 --              --             22,677
   Distribution Services - Investment C Shares                     --                 --              --                 --
   Shareholder Servicing -  Investment C Shares                    --                 --              --                 --
   Accounting and transfer agent fees                           7,200             99,409              --            106,609
   Custodian fees                                               1,688             12,149              --             13,837
   Legal and audit fees                                         5,519             27,129              --             32,648
   Printing fees                                                3,908             13,526              --             17,434
   Registration & Filing                                       15,320             12,378              --             27,698
   Other                                                       13,749             58,194              --             71,943
                                                         ------------      -------------       ---------      -------------
   Total Liabilities                                        1,562,336         35,503,283              --         37,065,619
                                                         ------------      -------------       ---------      -------------
                                                                                                              -------------
                                                                                                              -------------
Net Assets :                                                       --
Paid-in capital                                           325,206,515        521,954,727        (113,365)       847,047,877
Net unrealized appreciation (depreciation)
  on investments and foreign currency                              --                 --              --                 --
Accumulated net realized gains (losses)
  on investment and foreign currency transactions               1,530         (1,553,942)             --         (1,552,412)
Undistributed net investment income(loss)                          --            338,291              --            338,291
                                                         ------------      -------------       ---------      -------------
   Net Assets                                             325,208,045      $ 520,739,076       $(113,365)     $ 845,833,756
                                                         ============      =============       =========      =============

Net Assets
   Investment A Shares                                    190,194,107      $ 520,739,076       $(113,365)     $ 710,819,818
   Investment C Shares                                    135,013,938                 --              --        135,013,938
                                                         ------------      -------------       ---------      -------------
     Total                                                325,208,045      $ 520,739,076       $(113,365)     $ 845,833,756
                                                         ============      =============       =========      =============
                                                                                                              -------------
Outstanding units of beneficial interest (shares)                  --
   Investment A Shares                                    190,193,410        520,809,044        (113,365)       710,889,089
   Investment C Shares                                    135,013,100                 --              --        135,013,100
                                                         ------------      -------------       ---------      -------------
     Total                                                325,206,510        520,809,044        (113,365)       845,902,189
                                                         ============      =============       =========      =============



Net asset value
   Redemption price per share-Investment A Shares        $       1.00      $        1.00                      $        1.00
                                                         ============      =============       =========      =============
   Offering price per shares-Investment C Shares*        $         --      $          --                      $        1.00
                                                         ============      =============       =========      =============
Maximum Sales Charge                                             0.00%              0.00%                              0.00%
                                                         ============      =============       =========      =============
Maximum Offering Price (100%/(100%-Maximum Sales Charge)
   of net asset value adjusted to nearest cent)
   per share (Investment A Shares)                       $       1.00      $        1.00                      $        1.00
                                                         ============      =============       =========      =============



* Redemption price per share varies by length of time shares are held.

(See Notes which are an integral part of the Financial Statements)

Fountain Square Funds/The Cardinal Group
Pro Forma Combining Statements of Operations
For the year ended January 31, 1998

(Unaudited)                                                                                          Pro Forma
                                                                                                      Combined
                                                    Fountain Square     Cardinal                   Fountain Square
                                                        Balanced        Balanced      Pro Forma       Balanced
                                                          Fund            Fund       Adjustments        Fund
                                                    --------------      ----------  ------------   ----------------
INVESTMENT INCOME:
Interest income                                       $ 2,877,796      $  378,469     $     --      $ 3,256,265
Dividend income                                           792,924         147,004           --          939,928
                                                      -----------      ----------     --------      -----------
   Total Income                                         3,670,720         525,473           --        4,196,193
                                                      -----------      ----------     --------      -----------

EXPENSES:
Investment advisory fees                                  986,064         120,256        9,896        1,116,216
Administrative fees                                       209,194              --      (68,629)         140,565
Distribution & service fees - Investment A                424,772          36,315       17,273          478,360
Distribution & service fees - Investment C                 10,847              --           --           10,847
 Shareholder servicing - Investment C                       3,616           1,590       (1,590)           3,616
Organization expense                                        3,270          10,585      (10,585)           3,270
Custodian fees                                             10,036           8,896       (8,182)          10,750
Portfolio accounting fees                                  42,551          17,937      (23,768)          36,720
Transfer and dividend disbursing
  agent fees and expenses                                  17,569          16,748        1,750           36,067
Directors'/Trustees' fees                                   1,204           2,102       (2,006)           1,300
Audit fees                                                  8,779              64          657            9,500
Legal fees                                                  7,725             697        1,328            9,750
Fund share registration costs                              11,099           9,514       (3,209)          17,404
Printing and postage expense                                7,075              --          946            8,021
Insurance expense                                             896           1,095        1,002            2,993
Other                                                       1,366           1,228         (500)           2,094
                                                      -----------      ----------     --------      -----------
   Total Expenses                                       1,746,063         227,027      (85,617)       1,887,473
                                                      -----------      ----------     --------      -----------

  Less fees voluntarily reduced                          (509,332)             --           --         (509,332)
                                                      -----------      ----------     --------      -----------
   Net Expenses                                         1,236,731         227,027      (85,617)       1,378,141
                                                      -----------      ----------     --------      -----------
             Net Investment Income (Loss)               2,433,989         298,446       85,617        2,818,052
                                                      -----------      ----------     --------      -----------

Realized and Unrealized Gains
(Losses) from Investments and
Foreign Currency Transactions:
Net realized gains(losses) from investments
 and foreign currency transactions                     13,660,190         486,645           --       14,146,835
Net change in unrealized appreciation (depreciation)
  from investments and translation of assets
  and liabilities in foreign securities                 7,155,154       3,458,926           --       10,614,080
                                                      -----------      ----------     --------      -----------
Net realized and unrealized gains(losses)
  from investments and foreign currency                20,815,344       3,945,571           --       24,760,915
                                                      -----------      ----------     --------      -----------
     Change in net assets resulting
      from operations                                 $23,249,333      $4,244,017     $ 85,617      $27,578,967
                                                      ===========      ==========     ========      ===========


(See Notes which are an integral part of the Financial Statements)

Fountain Square Funds/The Cardinal Group
Pro Forma Combining Statements of Operations
For the year ended January 31, 1998

(Unaudited)                                                                                              Pro Forma
                                                                                                         Combined
                                                    Fountain Square      Cardinal                     Fountain Square
                                                       Bond Fund     Gov't Obligations   Pro Forma       Bond Fund
                                                      For Income           Fund         Adjustments     For Income
                                                    ---------------  -----------------  -----------   ---------------
INVESTMENT INCOME:
Interest income                                         $10,274,593      $10,144,635     $     --      $20,419,228
Dividend income                                              (3,946)              --           --           (3,946)
                                                        -----------      -----------     --------      -----------
    Total Income                                         10,270,647       10,144,635           --       20,415,282
                                                        -----------      -----------     --------      -----------

EXPENSES:
Investment advisory fees                                    851,218          640,945       62,116        1,554,279
Administrative fees                                         262,971               --       85,754          348,725
Distribution & service fees - Investment A                  541,536          279,289      147,503          968,328
Distribution & service fees - Investment C                      437            3,694         (437)           3,694
 Shareholder servicing - Investment C                           116               --          159              275
Organization expense                                          1,830            8,395       (8,395)           1,830
Custodian fees                                                8,652           34,281      (34,033)           8,900
Portfolio accounting fees                                    42,080           50,133      (14,113)          78,100
Transfer and dividend disbursing
  agent fees and expenses                                    19,586          106,500      (71,939)          54,147
Directors'/Trustees' fees                                     3,031           20,421      (21,071)           2,381
Audit fees                                                   14,020           12,119      (16,639)           9,500
Legal fees                                                    9,539           22,020      (21,809)           9,750
Fund share registration costs                                64,207           24,829      (40,518)          48,518
Printing and postage expense                                 19,314           24,759      (36,052)           8,021
Insurance expense                                             2,882            8,307       (4,792)           6,397
Other                                                            60           25,274      (23,053)           2,281
                                                        -----------      -----------     --------      -----------
    Total Expenses                                        1,841,479        1,260,966        2,681        3,105,126
                                                        -----------      -----------     --------      -----------

  Less fees voluntarily reduced                            (650,208)              --           --         (650,208)
                                                        -----------      -----------     --------      -----------
    Net Expenses                                          1,191,271        1,260,966        2,681        2,454,918
                                                        -----------      -----------     --------      -----------
             Net Investment Income (Loss)                 9,079,376        8,883,669       (2,681)      17,960,364
                                                        -----------      -----------     --------      -----------

Realized and Unrealized Gains
(Losses) from Investments and
Foreign Currency Transactions:
Net realized gains(losses) from investments
 and foreign currency transactions                        1,686,155          604,849           --        2,291,004
Net change in unrealized appreciation(depreciation)
  from investments and translation of assets and
  liabilities in foreign securities                       1,256,890        3,147,056           --        4,403,946
                                                        -----------      -----------     --------      -----------
Net realized and unrealized gains(losses)
  from investments and foreign currency                   2,943,045        3,751,905           --        6,694,950
                                                        -----------      -----------     --------      -----------
     Change in net assets resulting
      from operations                                   $12,022,421      $12,635,574     $ (2,681)     $24,655,314
                                                        ===========      ===========     ========      ===========

(See Notes which are an integral part of the Financial Statements)

Fountain Square Funds/The Cardinal Group
Pro Forma Combining Statements of Operations
For the year ended January 31, 1998

(Unaudited)                                                                                                 Pro Forma
                                                                           Cardinal                          Combined
                                                      Fountain Square   Gov't Securities                  Fountain Square
                                                        Gov't Cash       Money Market        Pro Forma       Gov't Cash
                                                       Reserves Fund         Fund            Adjustments   Reserves Fund
                                                      ---------------   ----------------    -----------   ---------------
INVESTMENT INCOME:
Interest income                                         $15,214,437      $28,264,156      $       --      $43,478,593
Dividend income                                                  --               --              --               --
                                                        -----------      -----------      ----------      -----------
   Total Income                                          15,214,437       28,264,156              --       43,478,593
                                                        -----------      -----------      ----------      -----------

EXPENSES:
Investment advisory fees                                  1,104,723        2,639,807        (582,271)       3,162,259
Administrative fees                                         468,052               --         208,547          676,599
Distribution & service fees - Investment A                  400,037               --       1,290,779        1,690,816
Distribution & service fees - Investment C                       --               --              --               --
 Shareholder servicing - Investment C                            --               --              --               --
Organization expense                                             --           34,675         (34,675)              --
Custodian fees                                               14,834           26,497         (23,131)          18,200
Portfolio accounting fees                                    56,504           63,832          (9,935)         110,401
Transfer and dividend disbursing
  agent fees and expenses                                    23,018        1,072,372        (657,774)         437,616
Directors'/Trustees' fees                                     2,598           54,107         (49,754)           6,951
Audit fees                                                    8,600           68,566         (67,666)           9,500
Legal fees                                                    7,725           62,787         (60,762)           9,750
Fund share registration costs                                48,199            9,801          74,224          132,224
Printing and postage expense                                 14,866          112,898        (115,826)          11,938
Insurance expense                                             2,337           43,475         (32,137)          13,675
Other                                                           352          327,461        (327,012)             801
                                                        -----------      -----------      ----------      -----------
   Total Expenses                                         2,151,845        4,516,278        (387,393)       6,280,730
                                                        -----------      -----------      ----------      -----------

  Less fees voluntarily reduced                            (729,406)              --              --         (729,406)
                                                        -----------      -----------      ----------      -----------
   Net Expenses                                           1,422,439        4,516,278        (387,393)       5,551,324
                                                        -----------      -----------      ----------      -----------
             Net Investment Income (Loss)                13,791,998       23,747,878         387,393       37,927,269
                                                        -----------      -----------      ----------      -----------

Realized and Unrealized Gains
(Losses) from Investments and
Foreign Currency Transactions:
Net realized gains(losses) from investments
 and foreign currency transactions                              961          (91,324)             --          (90,363)
Net change in unrealized appreciation(depreciation)
  from investments and translation of assets and
  liabilities in foreign securities                              --               --              --               --
                                                        -----------      -----------      ----------      -----------
Net realized and unrealized gains(losses)
  from investments and foreign currency                         961          (91,324)             --          (90,363)
                                                        -----------      -----------      ----------      -----------
     Change in net assets resulting
      from operations                                   $13,792,959      $23,656,554      $  387,393      $37,836,906
                                                        ===========      ===========      ==========      ===========


(See Notes which are an integral part of the Financial Statements)

                     FOUNTAIN SQUARE FUNDS/THE CARDINAL GROUP

                     NOTES TO PRO FORMA FINANCIAL STATEMENTS
                                   (Unaudited)
                                     -------



1. BASIS OF COMBINATION:

        The unaudited Pro Forma Combining Statements of Assets and Liabilities, Statements of Operations, and Schedules of Portfolio Investments reflect the accounts of three investment portfolios offered by Fountain Square Funds (the "Company"): the Balanced Fund, the Bond Fund For Income and the Government Cash Reserves Fund and three investment portfolios offered by The Cardinal Group: the Balanced Fund, the Government Obligations Fund and the Government Securities Money Market Fund (collectively, "Funds") as if the proposed reorganization occurred as of and for the year ended January 31, 1998. These statements have been derived from books and records utilized in calculating daily net asset value at January 31, 1998.

        The Reorganization Agreement provides that on the Closing Date of the Reorganization, all of the assets and liabilities will be transferred as follows such that at and after the Reorganization, the assets and liabilities of the applicable Cardinal Fund will become the assets and liabilities of the corresponding Fountain Square Fund: the Cardinal Balanced Fund assets and liabilities will be transferred to the Fountain Square Balanced Fund, the Cardinal Government Obligations Fund assets and liabilities will be transferred to the Fountain Square Bond Fund For Income and the Cardinal Government Securities Money Market Fund assets and liabilities will be transferred to the Fountain Square Government Cash Reserves Fund. In exchange for the transfer of assets and liabilities,FSF will issue to the Cardinal Funds full and fractional shares of the corresponding Fountain Square Funds, and the Cardinal Funds will make a liquidating distribution of such shares to its shareholders. The number of shares of the Fountain Square Funds so issued will be equal in value to the full and fractional shares of the Cardinal Funds that are outstanding immediately prior to the Reorganization. At and after the Reorganization, all debts, liabilities and obligations of the Cardinal Funds will attach to the Fountain Square Funds and may thereafter be enforced against the Fountain Square Funds to the same extent as if they had been incurred by such Funds. The pro forma statements give effect to the proposed transfer described above.


        Under the purchase method of accounting for business combinations under generally accepted accounting principles, the basis on the part of the Fountain Square Funds, of the assets of the Cardinal Funds will be the fair market value of such assets on the Closing Date of the Reorganization. The Fountain Square Funds will recognize no gain or loss for federal tax purposes on its issuance of shares in the reorganization, and the basis to the Fountain Square Funds of the assets of the Cardinal Funds received pursuant to the Reorganization will equal the fair market value of the consideration furnished by the Fountain Square Funds in the reorganization -- i.e., the sum of the




                                  (CONTINUED)

                   FOUNTAIN SQUARE FUNDS/THE CARDINAL GROUP

                     NOTES TO PRO FORMA FINANCIAL STATEMENTS
                                   (Unaudited)
                                     -------



liabilities assumed, the fair market value of the Fountain Square Funds shares issued. For accounting purposes, the Operating Fountain Square Funds are the surviving Funds of this Reorganization. The pro forma statements reflect the combined results of operations of the Cardinal Funds and the Fountain Square Funds. However, should such Reorganization be effected, the statements of operations of the Fountain Square Funds will not be restated for precombination period results of the corresponding Cardinal Funds.


        The Pro Forma Combining Statements of Assets and Liabilities, Statements of Operations, and Schedules of Portfolio Investments should be read in conjunction with the historical financial statements of the Funds incorporated by reference in the Statement of Additional Information.

        The Cardinal Funds and the Fountain Square Funds are each separate portfolios of The Cardinal Group and the Fountain Square Funds, respectively, which are registered as an open-end management investment companies under the Investment Company Act of 1940 (the "1940 Act"). The investment objective of the Cardinal Balanced Fund is to seek current income and long-term growth of both capital and income. The investment objective of the Fountain Square Balanced Fund is to pursue capital appreciation and income. The investment objective of the Cardinal Government Obligations is to maximize safety of capital and, consistent with such objective, earn the highest available current income obtainable from government securities. The investment objective of the Fountain Square Bond Fund For Income is to provide a high level of current income. The investment objective of the Cardinal Government Securities Money Market Fund is to maximize current income while preserving capital and maintaining liquidity. The investment objective of Fountain Square Government Cash Reserves Fund is high current income consistent with stability of principal and liquidity.


        EXPENSES

        Fifth Third Bank (the "Advisor"), serves as the Fountain Square Funds' investment advisor. BISYS Fund Services L.P. (the "Administrator"), an indirect, wholly-owned subsidiary of The BISYS Group, Inc. (BISYS) serves as the administrator and distributor to the Fountain Square Funds. Fifth Third Bank serves as transfer and dividend disbursing agent, fund accountant and custodian for the Fountain Square Funds.

        Cardinal Funds:


        Cardinal Balanced Fund and Cardinal Government Obligations Fund each issues two classes of shares. The Investor Shares of these Funds have rights and privileges analogous to those of Investment A Shares of the corresponding Fountain Square Funds. The Institutional Shares of these Cardinal Funds





                                 (CONTINUED)

                   FOUNTAIN SQUARE FUNDS/THE CARDINAL GROUP

                     NOTES TO PRO FORMA FINANCIAL STATEMENTS
                                   (Unaudited)
                                     -------


have rights and privileges analogous to those of the Institutional Shares of the corresponding Fountain Square Funds. Shares of the Government Securities Money Market Fund have rights and privileges analogous to those of Institutional Shares (formerly known as Trust Shares) of Fountain Square Governmental Cash Reserves Fund.


Under the terms of the investment advisory agreement between The Cardinal Group and Cardinal Management Corp. (the "Advisor"), the Advisor is entitled to receive fees computed at the annual rate of 0.75% for the Balanced Fund, 0.50% for the Government Obligations Fund and 0.50% of Government Securities Money Market Fund. Such fees are accrued daily and paid monthly. For the 12-month period ended January 31, 1998, total investment advisory fees incurred by these Funds were as follows:


                                   Total Fees
                                   ----------
Balanced Fund                       120,256
Government Obligations              640,945
Government Securities             2,639,807


Fountain Square Funds:


        The Fountain Square Balanced Fund and Bond Fund For Income issue three class of shares: Investment A Shares, Investment C Shares and Institutional Shares. The Government Cash Reserves Fund issues two classes of shares:
Investment A Shares and Institutional Shares (formerly Trust Shares). Each class of shares has identical rights and privileges except with respect to fees paid under shareholder servicing or distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares. Investment A Shares are subject to an initial sales charge upon purchase (except for the Government Cash Reserves Fund). Investment C Shares are subject to a contingent deferred sales change (CDSC).

Under the terms of the investment advisory agreement between Fountain Square Funds and Fifth Third Bank (the "Advisor"), the Advisor is entitled to receive fees computed at the annual rate of 0.80% for the Balanced Fund, 0.55% for the Bond Fund For Income and 0.40% of Government Cash Reserves Fund. Such fees are accrued daily and paid monthly. For the 12-month period ended January 31, 1998, total investment advisory fees incurred by these Funds were as follows:




                                   (CONTINUED)

                   FOUNTAIN SQUARE FUNDS/THE CARDINAL GROUP

                     NOTES TO PRO FORMA FINANCIAL STATEMENTS
                                   (Unaudited)
                                     -------


                                    Total Fees
                                   ----------
Balanced Fund                       1,116,216
Bond Fund For Income                1,554,279
Government Cash Reserves Fund       3,162,259


Under the terms of the administration agreement the Administrator's fees are computed, at the annual rate of 0.20% of first $1 billion of net assets of the Trust, 0.18% of net assets of the Trust between $1 billion and $2 billion, and 0.17% of more than $2 billion of the net assets of the Trust. For the 12-month period ended January 31, 1998, the Administrator's fees earned from these Funds were as follows:

                                   Total Fees
                                   ----------
Balanced Fund                       140,565
Bond Fund For Income                348,725
Government Cash Reserves Fund       676,599


PRO FORMA ADJUSTMENTS AND PRO FORMA COMBINED COLUMNS


         The pro forma adjustments and pro forma combined columns of the statements of operations reflect the adjustments necessary to show expenses at the rates which would have been in effect if the Cardinal Funds were included in the Fountain Square Funds for the 12-month period ended January 31, 1998. Investment advisory and shareholder service and 12b-1 fees in the pro forma combined column are calculated at the rates in effect for the Fountain Square Funds based upon the combined net assets of the Cardinal Funds and the Fountain Square Funds. Certain pro forma adjustments were made to estimate the benefit of combining operations of separate funds into one survivor fund. The unamortized organizational expenses of the Cardinal Funds that would be written off if the Reorganization had occurred as of January 31, 1998 are as follows:
The Cardinal Fund, $43,495; Cardinal Aggressive Growth Fund, $5,195; and Cardinal Balanced Fund, $19,700.


        The pro forma schedules of portfolio investments give effect to the proposed transfer of such assets as if the reorganization had occurred at January 31, 1998.


                                   (CONTINUED)

                   FOUNTAIN SQUARE FUNDS/THE CARDINAL GROUP

                     NOTES TO PRO FORMA FINANCIAL STATEMENTS
                                   (Unaudited)
                                     -------



2. PORTFOLIO VALUATION, SECURITIES TRANSACTIONS AND RELATED INCOME:

Investments in equity securities are determined on the basis of the mean between the latest available bid and asked prices in the principal market (last sales price on a national securities exchange). For unlisted securities, value is determined on the basis of the latest bid prices. Investments in other open-end investment companies are valued at net asset value. Bonds and other fixed income securities are valued at prices provided by an independent pricing service. Value of all other securities is determined at fair value in good faith in accordance with procedures adopted by the Board of Trustees.

Securities transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the pro rata amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.


3. CAPITAL SHARES:

        The pro forma net asset values per share assume the issuance of shares of the Fountain Square Funds which would have occurred at January 31, 1998 in connection with the proposed reorganization. The pro forma number of shares outstanding consists of the following:

----------------------------------------- -------------------- ------------------------ ---------------------
                                                                Additional Shares
                                          Shares outstanding       Assumed in the
                                          at January 31, 1998      Reorganization        Proforma Shares at
                                                 (000)                 (000)              January 31, 1998
----------------------------------------- -------------------- ------------------------ ---------------------
Balanced Fund                                    10,528                 1,243                   11,771
----------------------------------------- -------------------- ------------------------ ---------------------
Bond Fund For Income                             13,938                10,173                   24,111
----------------------------------------- -------------------- ------------------------ ---------------------
Government Cash Reserves                        325,207               520,695                  845,902
----------------------------------------- -------------------- ------------------------ ---------------------

                            PART C. OTHER INFORMATION


Item 15.  Indemnification

         Indemnification is provided to Officers and Trustees of the Registrant pursuant to Article IX of Registrant's By-Laws. The Investment Advisory Contracts between the Registrant and Fifth Third Bank ("Fifth Third") (with respect to all of the Fountain Square Funds except Fountain Square Pinnacle
Fund) and Heartland Capital Management, Inc. ("Heartland") (with respect to the Fountain Square Pinnacle Fund) (Fifth Third and Heartland, each the "Adviser") each provide that, in the absence of willful misfeasance, bad faith, gross negligence, or reckless disregard of the obligations or duties under the Investment Advisory Contracts on the part of the Adviser, the Adviser shall not be liable to the Registrant or to any shareholder for any act or omission in the course of or connected in any way with rendering services or for any losses that may be sustained in the purchase, holding, or sale of any security. Registrant's Trustees and Officers are covered by an Errors and Omissions Policy.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Act"), may be permitted to Trustees, Officers, and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by Trustees, Officers, or controlling persons of the Registrant in connection with the successful defense of any act, suit, or proceeding) is asserted by such Trustees, Officers, or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

         Insofar as indemnification for liabilities may be permitted pursuant to
Section 17 of the Investment Company Act of 1940, as amended, for Trustees, Officers, and controlling persons of the Registrant by the Registrant pursuant to its Declaration of Trust and By-Laws, or otherwise, the Registrant is aware of the position of the Securities and Exchange Commission as set forth in Investment Company Act Release No. IC-11330. Therefore, the Registrant undertakes that in addition to complying with the applicable provisions of its Declaration of Trust and ByLaws, or otherwise, in the absence of a final decision on the merits by a court or other body before which the proceeding was brought, that an indemnification payment will not be made unless in the absence of such a decision, a reasonable determination based upon factual review has been made: (i) by a majority vote of a quorum of non-party Trustees who are not interested persons of the Registrant, or (ii) by independent legal counsel for an act of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties. The Registrant further undertakes that advancement of expenses incurred in the defense of a proceeding (upon undertaking for repayment unless it is ultimately determined that indemnification is appropriate) against an Officer, Trustee, or controlling person of the Registrant will not be made absent the fulfillment of at least one of the following conditions: (i) the indemnitee provides security for his undertaking; (ii) the Registrant is insured against losses arising by reason of any lawful advances; or (iii) a majority of a quorum of disinterested non-party Trustees or independent legal counsel in a written opinion makes a factual determination that there is reason to believe the indemnitee will be entitled to indemnification.

Item 16.  Exhibits

         (1) Conformed Copy of Declaration of Trust of the Registrant including Amendments No. 1 through 7.(1)

                  (i) Conformed Copy of Amendment No. 8 to the Declaration of Trust.(2)
                  (ii) Conformed Copy of Amendment No. 9 to the Declaration of Trust.(3)
                  (iii) Conformed Copy of Amendment No. 10 to the Declaration of Trust.(4)
                  (iv) Conformed Copy of Amendment No. 11 to the Declaration of Trust.(5)
                  (v) Conformed Copy of Amendment No. 12 to the Declaration of Trust.(10)

         (2)      Copy of By-Laws of the Registrant.(1)

         (3)      Not Applicable.


         (4) Agreement and Plan of Reorganization and Liquidation, dated as of March 23, 1997, by and among Fountain Square Funds, Fifth Third Bank, The Cardinal Group and Cardinal Management Corp. is included as Exhibit A to the Combined Proxy Statement/Prospectus forming a part of this Registration Statement.(11)


         (5) The instruments defining the rights of holders of shares of the Fountain Square Funds are the Registrant's Declaration of Trust and By-Laws. See Exhibits (1) and (2), above.

         (6)      (i)   Conformed Copy of Investment Advisory Contract of the
                        Registrant through and including Exhibit J.(1)
                           (a) Conformed Copy of Exhibits K-M to Investment
                               Advisory Contract of Registrant.(4)
                           (b) Conformed Copy of Exhibits N-O to Investment
                               Advisory Contract of Registrant.(10)

                  (ii)  Conformed Copy of Sub-Advisory Agreement.(6)
                  (iii) Conformed Copy of Investment Advisory Contract of the
                        Registrant with respect to Fountain Square Pinnacle Fund.(10)

         (7)      (i)   Conformed Copy of Distribution Agreement of the
                        Registrant.(7)
                           (a) Conformed Copy of amended Schedules A-C to
                               Distribution Agreement.(10)

                  (ii) Copy of Administrative Service Agreement of the Registrant.(2)
                           (a) Conformed Copy of amended Exhibit A to
                               Administrative Service Agreement.(10)

         (8)      Not Applicable.

         (9)      (i)   Conformed Copy of Custody Agreement of the
                        Registrant(8).
                           (a) Conformed Copy of amended Exhibit B to Custody
                               Agreement.(4)
                  (ii)  Conformed Copy of (Sub-)Custody Agreement.(1)

         (10)     (i)   Conformed Copy of Rule 12b-1 Plan through and including
                        Exhibits A and B.(7)
                           (a) Conformed Copy of amended Exhibits A and B to
                               Rule 12b-1 Plan.(10)
                  (ii)  Form of Rule 12b-1 Agreement.(7)
                           (a) Copy of amended Exhibit A to Rule 12b-1
                               Agreement.(10)

                  (iii) Conformed Copy of Amended and Restated Multiple Class
                        Plan.(10)


         (11) Conformed Copy of Opinion and Consent of Hertz, Schram & Saretsky, P.C. as to legality of shares being registered.(11)

         (12) Form of Opinion and Consent of Howard & Howard Attorneys, P.C. as to tax matters.(11)


         (13)     (i)   Conformed Copy of Transfer Agency and Accounting
                        Services Agreement of the Registrant.(1)
                           (a) Conformed Copy of amended Schedule A to Transfer
                               Agency and Accounting Services Agreement.(10)
                  (ii)  Conformed Copy of Management and Administration
                        Agreement of the Registrant.(4)
                           (a) Conformed Copy of amended Schedule A to
                               Management and Administration Agreement.(10)
                  (iii) Conformed Copy of Sub-Administration Agreement.(4)
                           (a) Conformed Copy of amended Schedule A to
                               Sub-Administration Agreement.(10)

         (14)     (i)   Conformed Copy of Consent of KPMG Peat Marwick LLP,
                        independent auditors of Cardinal.*

                  (ii)  Conformed Copy of Consent of Ernst & Young LLP.*

         (15)     Not Applicable.

         (16)     Conformed Copy of Power of Attorney.(7)


         (17)     (i)    Prospectus dated November 30, 1997 for Investment A
                         Shares and Investment C Shares of Fountain Square
                         Funds.(11)

                  (ii) Prospectus dated September 30, 1997 for Fountain Square Government Cash Reserves Fund.(11)

                  (iii) Prospectuses dated May 20, 1998 for Institutional Shares of Fountain Square Funds, Investment A Shares and Institutional Shares of Fountain Square Cardinal Fund and Investment A Shares and Institutional Shares of Fountain Square Tax Exempt Money Market Fund.*

                  (iv) Prospectuses dated January 30, 1998 for Investor Shares and Institutional Shares of each of the Funds of The Cardinal Group.(11)

                  (v) Combined Statement of Additional Information dated November 30, 1997 for Fountain Square Funds.(11)

                  (vi) Combined Statement of Additional Information dated September 30, 1997 for Fountain Square Government Cash Reserves Fund.(11)

                  (vii) Statements of Additional Information dated May 20, 1998 for Institutional Shares of Fountain Square Funds, Investment A Shares and Institutional Shares of Fountain Square Cardinal Fund and Investment A Shares and Institutional Shares of Fountain Square Tax Exempt Money Market Fund.*

                  (viii) Statement of Additional Information dated January 30,
                         1998 for The Cardinal Group.(11)

                  (ix) Annual Report dated July 31, 1997 for Fountain Square Funds.(11)

                  (x) Semi-Annual Report dated January 31, 1998 for Fountain Square Funds.*

                  (xi) Annual Report dated September 30, 1997 for The Cardinal Group.(11)


                  (xii)  Financial Data Schedules.(12)

*Filed electronically herewith.

(1) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-1A filed February 28, 1995 (File Nos. 811-5669 and 33-24848).

(2) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 19 on Form N-1A filed on or about October 28, 1996 (File Nos. 811-5669 and 33-24848).

(3) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 18 on Form N-1A filed on or about October 1, 1996 (File No. 811-5669 and 33-24848).

(4) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed on or about September 30, 1997 (File Nos. 811-5669 and 33-24848).

(5) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 26 on Form N-1A filed on or about January 21, 1998 (File Nos. 811-5669 and 33-24898).

(6) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 13 on Form N-1A filed June 1, 1994. (File Nos. 811-5669 and 33-24848).

(7) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 17 on Form N-1A filed on or about January 18, 1996. (File Nos. 811-5669 and 33-24848).

(8) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 25 on Form N-1A filed on or about November 26, 1997.

(9) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 16 on Form N-1A filed on or about September 30, 1995. (File Nos. 811-5669 and 33-24848).

(10) To be filed by post-effective amendment to Registrant's Registration Statement on Form N-1A.


(11) Response is incorporated by reference to Registrant's Form N-14 filed on or about April 6, 1998 (File No. 333-49491).


(12) Response is incorporated by reference to Registrant's Post-Effective Amendment Nos. 23 and 25 on Form N-1A filed on or about September 30, 1997 and November 26, 1997 (File Nos. 811-5669 and 33-24848) and The
         Cardinal Group's Post-Effective Amendment No. 10 on Form N-1A filed on or about January 28, 1998 (File Nos. 811-07588 and 33-59984).

Item 17.  Undertakings

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that in determining any liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein; and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES



         Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant, FOUNTAIN SQUARE FUNDS, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Form N-14 under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the city of Columbus and state of Ohio, on the 26th day of May, 1998.


                              FOUNTAIN SQUARE FUNDS

                           By:      /s/ Stephen G. Mintos*
                                    ----------------------
                                    Stephen G. Mintos
                                    President

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following person in the capacity and on the date indicated:

                  Name                     Title                      Date
                  ----                     -----                      ----


By:      /s/ Stephen G. Mintos       President                    May 26, 1998
         ---------------------       (Principal Executive
         Stephen G. Mintos           Officer); Attorney-In-Fact
                                     For the Persons Listed
                                     Below







                  Name                     Title
                  ----                     -----


/s/ Jeffrey C. Cusick                Treasurer and Secretary      May 26, 1998
---------------------                (Principal Financial and
Jeffrey C. Cusick                    Accounting Officer)






Edward Burke Carey*                  Trustee


Lee A. Carter*                       Trustee


Albert E. Harris*                    Trustee


-----------------------------------------------

*By Power of Attorney

                                  EXHIBIT LIST




          14      (i)    Conformed Copy of Consent of KPMG Peat Marwick LLP

          14      (ii)   Conformed Copy of Consent of Ernst & Young LLP

          17      (iii)  Prospectuses dated May 20, 1998 for Institutional
                         Shares of Fountain Square Funds, Investment A Shares and Institutional Shares of Fountain Square Cardinal
                         Fund, and Investment A Shares and Institutional Shares of Fountain Square Tax Exempt Money Market Fund.

                  (vii) Statements of Additional Information dated May 20, 1998 for Institutional Shares of Fountain Square Funds, Investment A Shares and Institutional Shares of Fountain Square Cardinal Fund and Investment A Shares and Institutional Shares of Fountain Square Tax Exempt Money Market Fund.

                  (x) Semi-Annual Report dated January 31, 1998 for Fountain Square Funds.